   As Filed With the Securities and Exchange Commission on December 18, 2001

                                            REGISTRATION NO. 333-53589/811-08789

                            ------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [X]

                                    Pre-Effective Amendment No.          [ ]
                                    Post-Effective Amendment No. 4       [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [X]

                                    Amendment No. 6                      [X]

                            ------------------------

                 North American Funds Variable Product Series II
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                              NORI L. GABERT, ESQ.
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                  713.831.5165
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            ------------------------

               THE CORPORATION TRUST COMPANY 300 East Lombard St.
                            Baltimore, Maryland 21202
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                            ------------------------

                                    Copy to:
                              DAVID M. LEAHY, ESQ.
                            SULLIVAN & WORCESTER LLP
                               1666 K STREET, N.W.
                             WASHINGTON, D.C. 20006

                            ------------------------

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b)
[X]  on December 28, 2001 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date [ ] for a previously filed post-effective amendment.

Title of Securities Being Registered:  Shares of Beneficial Interest

                NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II

                               2929 Allen Parkway
                              Houston, Texas 77019


                               December 28, 2001



North American Funds Variable Product Series II ("Series Company") is a mutual fund made up of 15 separate Funds (the "Funds"). Each of the Funds has a different investment objective. Each Fund is explained in more detail on its Fact Sheet contained in this Prospectus. As of January 1, 2002, the name of each Fund will change. Both the old and new names for the Funds are shown below. New names will be used for the remainder of this document.



OLD NAME                                                                      NEW NAME
--------                                                                      --------
North American-AG Aggressive Growth Lifestyle Fund      Aggressive Growth Lifestyle Fund
North American-Goldman Sachs Large Cap Growth Fund      Capital Appreciation Fund
North American-AG Conservative Growth Lifestyle Fund    Conservative Growth Lifestyle Fund
North American-AG Core Bond Fund                        Core Bond Fund
North American-AG High Yield Bond Fund                  High Yield Bond Fund
North American International Growth Fund                International Growth II Fund
North American-State Street Large Cap Value Fund        Large Cap Value Fund
North American-INVESCO MidCap Growth Fund               Mid Cap Growth Fund
North American-Neuberger Berman MidCap Value Fund       Mid Cap Value Fund
North American-AG Moderate Growth Lifestyle Fund        Moderate Growth Lifestyle Fund
North American-AG 2 Money Market Fund                   Money Market II Fund
North American-J.P. Morgan Small Cap Growth Fund        Small Cap Growth Fund
North American Small Cap Value Fund                     Small Cap Value Fund
North American-AG Socially Responsible Fund             Socially Responsible Fund
North American-AG Strategic Bond Fund                   Strategic Bond Fund



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS IT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                               TABLE OF CONTENTS



TOPIC                                                          PAGE
-----                                                          ----
COVER PAGE..................................................     1
WELCOME.....................................................     3
ABOUT THE FUNDS.............................................     3
FUND FACT SHEETS............................................     4
  Aggressive Growth Lifestyle Fund..........................     4
  Capital Appreciation Fund.................................     6
  Conservative Growth Lifestyle Fund........................     8
  Core Bond Fund............................................    10
  High Yield Bond Fund......................................    12
  International Growth II Fund..............................    14
  Large Cap Value Fund......................................    16
  Mid Cap Growth Fund.......................................    18
  Mid Cap Value Fund........................................    20
  Moderate Growth Lifestyle Fund............................    22
  Money Market II Fund......................................    24
  Small Cap Growth Fund.....................................    26
  Small Cap Value Fund......................................    28
  Socially Responsible Fund.................................    30
  Strategic Bond Fund.......................................    32
MORE ABOUT PORTFOLIO INVESTMENTS............................    34
  American Depositary Receipts..............................    34
  Asset-Backed Securities...................................    34
  Derivatives...............................................    34
  Diversification...........................................    34
  Equity Securities.........................................    34
  Exchange Traded Funds.....................................    34
  Fixed Income Securities...................................    34
  Foreign Currency..........................................    35
  Foreign Securities........................................    35
  Illiquid Securities.......................................    35
  Lending Portfolio Securities..............................    35
  Loan Participations.......................................    35
  Money Market Securities...................................    36
  Mortgage-Related Securities...............................    36
  Repurchase Agreements.....................................    36
  Reverse Repurchase Agreements, Dollar Rolls and
     Borrowings.............................................    36
  Temporary Defensive Investment Strategy...................    37
  Variable Rate Demand Notes................................    37
  When-Issued Securities....................................    37
ABOUT PORTFOLIO TURNOVER....................................    37
ABOUT THE SERIES COMPANY'S MANAGEMENT.......................    37
  Investment Adviser........................................    37
  Investment Sub-Advisers...................................    38
     American General Investment Management, L.P. ..........    38
     Fiduciary Management Associates, Inc. .................    38
     Goldman Sachs Asset Management.........................    38
     INVESCO Funds Group, Inc...............................    38
     J.P. Morgan Investment Management, Inc. ...............    39
     Neuberger Berman Management, Inc. .....................    39
     SSgA Funds Management, Inc.............................    39
     Thompson, Siegel & Walmsley, Inc. .....................    39
  How VALIC is Paid for Its Services........................    40
ACCOUNT INFORMATION.........................................    41
  Series Company Shares.....................................    41
  Buying and Selling Shares.................................    41
  How Shares are Valued.....................................    41
  Dividends and Capital Gains...............................    41
  Tax Consequences..........................................    41
FINANCIAL HIGHLIGHTS........................................    42

WELCOME


--------------------------------------------------------------------------------


This prospectus provides you with information you need to know before investing in the Series Company. Please read and retain this prospectus for future reference. Unless otherwise specified in this prospectus, the words "we" and "our" mean VALIC. The words "you" and "your" mean the participant.



Individuals can't invest in these Funds directly. Instead, they participate through an annuity contract, variable life policy, or employer plan (collectively, the "Contracts" and each a Contract) with VALIC or one of its affiliates, or employee thrift plans maintained by VALIC or an affiliate.



All inquiries regarding this prospectus and annuity contracts issued by VALIC should be directed, in writing, to VALIC Client Service, A3-01, 2929 Allen Parkway, Houston, Texas 77019, or by calling 1-800-633-8960.



Although the Contracts may be sold by banks, an investment in a Fund through a Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



ABOUT THE FUNDS

--------------------------------------------------------------------------------


The investment objective and strategies for each of the Funds in this prospectus are non-fundamental and may be changed by the Series Company's Board of Trustees without investor approval.



Please note that for temporary defensive purposes each Fund may invest up to 100% of its assets in high quality money market securities. Whenever a Fund assumes such a defensive position, it may not achieve its investment objective.

AGGRESSIVE GROWTH LIFESTYLE FUND

Fact Sheet
--------------------------------------------------------------------------------


INVESTMENT ADVISER


VALIC



INVESTMENT OBJECTIVE


The Fund seeks growth through investments in a combination of the Funds of the Series Company and North American Funds Variable Product Series I ("NAFVPS I") ("Underlying Funds"). This Fund is suitable for investors seeking the potential for capital growth that a fund investing predominately in equity securities may offer.


INVESTMENT STRATEGY
Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitalization companies and bonds is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges for this Fund.

International equity securities         15%-35%
Domestic equity securities              60%-80%
Bonds                                    5%-15%


This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. The sub-adviser has based the target investment percentages for the Fund on the degree to which it believes the Underlying Funds, in combination, to be appropriate for the Fund's investment objective. The sub-adviser may change the asset allocation ranges and the particular Underlying Funds in which the Fund may invest from time to time.



INVESTMENT RISK


As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks associated with the Underlying Funds as presented alphabetically, the value of your investment may fluctuate:



Credit Risk: The risk that an issuer of a fixed income security owned by the Underlying Fund may be unable to make interest or principal payments.



Derivatives Risk: Investments in futures and options by the Underlying Funds, if any, are subject to additional volatility and potential losses.



Foreign Investment Risk: Investments in foreign securities involve additional risks due to changes in things such as currency exchange rates, unfavorable political and legal developments or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as readily available. In addition, the liquidity of these investments may be more limited than for U.S. investments. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations.



Interest Rate Risk: The risk that fluctuations in interest rates may affect the value of an Underlying Fund's interest-paying fixed income securities.



Management Risk: The risk that the sub-adviser's selection of the Underlying Funds, and the allocation and reallocation of Fund assets among the Underlying Funds, may not produce the desired result.



Market Risk: The Underlying Funds' share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Underlying Funds may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Funds' investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.



Non-Diversification Risk: The Fund is non-diversified, which means that it can invest a larger portion of its assets in the stock of a single company (e.g., one of the Underlying Funds) than can some other mutual funds. By concentrating on a small number of investments, the Fund's risk is increased because the effect of each holding on the Fund's performance is greater. The Underlying Funds are diversified funds, except for 3 Funds in NAFVPS I: Health Sciences, International Government Bond, and Nasdaq-100 Index Funds.



Risk of Investing in Small-Cap and Mid-Cap Companies: The Fund invests in Underlying Funds that invest in stocks of smaller companies and, to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.



Risk of Investing in Technology Companies: The Fund may invest in Underlying Funds that have substantial holdings in technology companies. Technology companies may react similarly to certain market pressures and events. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, these Underlying Funds' returns may be considerably more volatile than the returns of funds that do not invest in technology companies.

AGGRESSIVE GROWTH LIFESTYLE FUND
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
------------------------------------------------------------------


The performance information presented here is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with that of its benchmark. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.



This chart illustrates the Fund's annual returns for each full calendar year since inception of the Fund (September 21, 1998). Charges imposed by the Contracts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been lower than those shown below. The Fund returns reflect investment management fees and other Fund expenses.



                                  (BAR CHART)

1999                                             29.99%
2000                                             -6.49%


------------

For the year-to-date through September 30, 2001, the Fund's return was -23.30%.


Best quarter:  21.90%, quarter ending December 31, 1999


Worst quarter:  -9.20%, quarter ending December 31, 2000



This table compares the Fund's average annual returns to the returns of the Fund's benchmark and the S&P 500(R) Index. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. No sales charges have been applied to the S&P 500 Index, and an investor cannot invest directly in it.


------------------------------------------------------------------


                                                 SINCE INCEPTION
AS OF DECEMBER 31, 2000               ONE YEAR     (9/21/1998)
-----------------------               --------   ---------------
Aggressive Growth Lifestyle            -6.49%        17.11%
Benchmark                              -9.53%        12.87%(1)
S&P 500 Index                          -9.10%        13.18%


------------------------------------------------------------------

(1) Reflects returns from 10/1/98 to 12/31/00; benchmark value is only published at the end of the month.


BENCHMARK INFORMATION

The benchmark for the Fund is a blend of the Wilshire 5000 Total Market Index ("Wilshire") (65%), Morgan Stanley Capital International(R) Europe, Australasia, Far East ("EAFE") Index (25%), and Lehman Brothers Aggregate Index (10%). The EAFE Index is comprised of the 21 Morgan Stanley Capital International country indices and measures the performance of approximately 1,000 large-cap stocks. Wilshire measures the performance of all U.S. equity securities with readily available price data. Over 6,500 capitalization weighted security returns are used to adjust the index. The Lehman Brothers Aggregate Index represents securities that are domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

CAPITAL APPRECIATION FUND

Fact Sheet
--------------------------------------------------------------------------------


INVESTMENT ADVISER


VALIC



INVESTMENT SUB-ADVISER


Goldman Sachs Asset Management



INVESTMENT OBJECTIVE


Seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary objective.



INVESTMENT STRATEGY


The Fund invests at least 65% of its total assets in the equity securities of large cap U.S. issuers. Large cap U.S. issuers include the largest 1,000 companies by market capitalization traded in the United States.



The Fund will be managed utilizing Goldman Sachs' Quantitative Equity Strategy. The acronym "CORE" (Computer-Optimized and Research Enhanced) reflects the three step investment process the team uses to select securities. First, we estimate the returns of 3000 U.S. stocks and foreign securities using a combination of research from the Goldman Sachs Global Investment Research Department, other industry sources and objective quantitative analysis. Next, the Fund's investment portfolio is constructed by balancing expected returns against portfolio risk, trading fees and investment objectives. The Fund is intended to be constructed with minimum deviations from the sector, risk statistics and macroeconomic sensitivity of the Fund's benchmark, the Russell 1000(R) Growth Index. A proprietary multi-factor model is used in seeking to ensure risks taken are both intended and are warranted due to expected return. Lastly, the Fund is traded regularly and rebalanced in seeking to ensure all positions are in line with current market outlooks and benchmark weights.



The Fund may invest up to 25% of total assets in the equity securities of other U.S. and foreign issuers. The securities of the foreign issuers must be traded in the United States. This includes convertible securities, ADRs and GDRs. ADRs are certificates issued by a U.S. depositary bank, representing foreign shares held by the bank, to facilitate trading. GDRs are very similar to ADRs. Generally, ADRs are designed for use in the United States securities markets, while GDRs are designed for use when the issuer is raising capital in more than one market simultaneously, such as the issuer's local market and the U.S. GDRs carry the same currency, political and economic risks as the underlying foreign shares. ADRs are treated in the same manner as U.S. securities for clearance, settlement, transfer and ownership purposes; therefore, they may not be considered foreign securities. See "More About Portfolio Investments."



INVESTMENT RISKS


As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks as presented alphabetically, the value of your investment may fluctuate:



Derivatives Risk: Investments in futures and options, if any, are subject to additional volatility and potential losses.



Foreign Investment Risk: Investments in foreign securities involve additional risks due to changes in things such as currency exchange rates, unfavorable political and legal developments or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as readily available. In addition, the liquidity of these investments may be more limited than for U.S. investments. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations.



Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
------------------------------------------------------------------

The performance information presented here is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with that of its benchmark. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


This chart illustrates the Fund's annual returns for each full calendar year since inception of the Fund (September 21, 1998). Charges imposed by the Contracts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been lower than those shown below. The Fund returns reflect investment management fees and other Fund expenses.


                                  (BAR CHART)
------------

For the year-to-date through September 30, 2001, the Fund's return was -30.93%.


Best quarter:  23.01%, quarter ending December 31, 1999


Worst quarter:  -21.32%, quarter ending December 31, 2000



This table compares the Fund's average annual returns to the returns of the Fund's index, the Russell 1000(R) Growth Index, a broad-based securities market index. No sales charges have been applied to the index, and an investor cannot invest directly in it.


------------------------------------------------------------------


                                                 SINCE INCEPTION
      AS OF DECEMBER 31, 2000         ONE YEAR     (9/21/1998)
      -----------------------         --------   ---------------
Capital Appreciation                  -22.63%        11.80%
Russell 1000 Growth Index             -22.43%        12.39%


------------------------------------------------------------------


Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

CONSERVATIVE GROWTH LIFESTYLE FUND

Fact Sheet
--------------------------------------------------------------------------------


INVESTMENT ADVISER


VALIC



INVESTMENT OBJECTIVE


The Fund seeks current income and low to moderate growth of capital through investments in a combination of the Funds of the Series Company and NAFVPS I ("Underlying Funds"). This Fund is suitable for investors who wish to invest in equity securities, but who are not willing to assume the market risks of either the Aggressive Growth Lifestyle Fund or the Moderate Growth Lifestyle Fund.


INVESTMENT STRATEGY

Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitalization companies and bonds is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges for this Fund.


International equity securities                         5%-15%
Domestic equity securities                             20%-50%
Bonds                                                  45%-65%


This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. The sub-adviser has based the target investment percentages for the Fund on the degree to which it believes the Underlying Funds, in combination, to be appropriate for the Fund's investment objective. The sub-adviser may change the asset allocation ranges and the particular Underlying Funds in which the Fund may invest from time to time.



INVESTMENT RISK


As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks associated with the Underlying Funds as presented alphabetically, the value of your investment may fluctuate:



Credit Risk: The risk that an issuer of a fixed income security owned by the Underlying Funds may be unable to make interest or principal payments.



Derivatives Risk: Investments in futures and options by the Underlying Funds, if any, are subject to additional volatility and potential losses.



Foreign Investment Risk: Investments in foreign securities involve additional risks due to changes in things such as currency exchange rates, unfavorable political and legal developments or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as readily available. In addition, the liquidity of these investments may be more limited than for U.S. investments. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations.



Interest Rate Risk: The risk that fluctuations in interest rates may affect the value of an Underlying Fund's interest-paying fixed income securities.



Management Risk: The risk that the sub-adviser's selection of the Underlying Funds, and the allocation and reallocation of Fund assets among the Underlying Funds, may not produce the desired result.



Market Risk: The Underlying Funds' share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Underlying Funds may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Funds' investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.



Non-Diversification Risk: The Fund is non-diversified, which means that it can invest a larger portion of its assets in the stock of a single company (e.g., one of the Underlying Funds) than can some other mutual funds. By concentrating on a small number of investments, the Fund's risk is increased because the effect of each holding on the Fund's performance is greater. The Underlying Funds are diversified funds, except for 3 Funds in NAFVPS I: Health Sciences, International Government Bond, and Nasdaq-100 Index Funds.



Prepayment Risk: The risk that issuers of fixed-income securities will make prepayments earlier than anticipated during periods of falling interest rates requiring the Underlying Funds to invest in new securities with lower interest rates. This will reduce the stream of cash payments that flow through the Underlying Funds.

CONSERVATIVE GROWTH LIFESTYLE FUND
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
------------------------------------------------------------------

The performance information presented here is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with that of its benchmark. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


This chart illustrates the Fund's annual returns for each full calendar year since inception of the Fund (September 21, 1998). Charges imposed by the Contracts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been lower than those shown below. The Fund returns reflect investment management fees and other Fund expenses.


                                  (BAR CHART)
------------

For the year-to-date through September 30, 2001, the Fund's return was -7.51%.


Best quarter:  11.58%, quarter ending December 31, 1999

Worst quarter:  -2.81%, quarter ending September 30, 1999

This table compares the Fund's average annual returns to the returns of the Fund's benchmark and the S&P 500(R) Index. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. No sales charges have been applied to the S&P 500 Index, and an investor cannot invest directly in it.

------------------------------------------------------------------


                                                 SINCE INCEPTION
AS OF DECEMBER 31, 2000               ONE YEAR     (9/21/1998)
-----------------------               --------   ---------------
Conservative Growth Lifestyle           3.10%        13.26%
Benchmark                              -0.19%         9.51%(1)
S&P 500 Index                          -9.10%        13.18%


------------------------------------------------------------------

(1) Reflects returns from 10/1/98 to 12/31/00; benchmark value is only published at the end of the month.


BENCHMARK INFORMATION

The benchmark for the Lifestyle Fund is a blend of the Wilshire 5000 Total Market Index ("Wilshire") (42%), Morgan Stanley Capital International(R) Europe, Australasia, Far East ("EAFE") Index (8%) and Lehman Brothers Aggregate Index (50%). The EAFE Index is comprised of the 21 Morgan Stanley Capital International country indices and measures the performance of approximately 1,000 large cap stocks. Wilshire measures the performance of all U.S. equity securities with readily available price data. Over 6,500 capitalization weighted security returns are used to adjust the index. The Lehman Brothers Aggregate Index represents securities that are domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

CORE BOND FUND
Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC


INVESTMENT SUB-ADVISER

American General Investment Management, L.P.


INVESTMENT OBJECTIVE

The Fund seeks the highest possible total return consistent with conservation of capital through investments in medium to high quality fixed-income securities.


INVESTMENT STRATEGY

The Fund invests at least 65% of its total assets in medium to high quality fixed-income securities, including corporate debt securities, or in securities issued or guaranteed by the U.S. Government, mortgage-backed or asset-backed securities. U.S. Government securities are securities issued or guaranteed by the U.S. Government which are supported by the full faith and credit of the U.S. Government; the right of the issuer to borrow from the U.S. Treasury; the credit of the issuing government agency; or the authority of the U.S. Government to purchase obligations of the agency. A portion of the 65% may also be invested in U.S. dollar-denominated fixed-income securities issued by foreign issuers, although the Fund currently intends to limit these investments to no more than 40% of its total assets. These fixed-income securities are rated investment grade or higher. However, the sub-adviser is not required to dispose of a security if its rating is downgraded. Up to 10% of the Fund's total assets may be invested in lower quality fixed-income securities, those rated below Baa3 by Moody's Investor Services, Inc. ("Moody's") and BBB by Standard & Poor's Corporation ("S&P").


Up to 35% of the Fund's total assets may be invested in interest-bearing short-term investments, such as commercial paper, bankers' acceptances, bank certificates of deposit, and other cash equivalents and cash. Equity securities, including common or preferred stocks, convertible securities, and warrants, may comprise up to 20% of the Fund's total assets. See "More About Portfolio Investments."


INVESTMENT RISK


As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks as presented alphabetically, the value of your investment may fluctuate:



Credit Risk: The risk that an issuer of a fixed income security owned by the Fund may be unable to make interest or principal payments.



Derivatives Risk: Investments in futures and options, if any, are subject to additional volatility and potential losses.



Foreign Investment Risk: Investments in foreign securities involve additional risks due to changes in things such as currency exchange rates, unfavorable political and legal developments or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as readily available. In addition, the liquidity of these investments may be more limited than for U.S. investments. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations.



Interest Rate Risk: The risk that fluctuations in interest rates may affect the value of the Fund's interest-paying fixed income securities.



Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.



Prepayment Risk: The risk that issuers of fixed-income securities will make prepayments earlier than anticipated during periods of falling interest rates requiring the Fund to invest in new securities with lower interest rates. This will reduce the stream of cash payments that flow through the Fund.



Risk of Lower Rated Fixed-Income Securities: A portion of the Fund's investments may be in high yielding, high risk fixed-income securities that are regarded as predominantly speculative with respect to issuer's continuing ability to meet principal and interest payments. Investment in lower rated fixed-income securities involves significantly greater credit risk, market risk and interest rate risk compare to higher rated fixed-income securities. Accordingly, these investments could decrease in value and therefore negatively impact the Fund.

CORE BOND FUND
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
------------------------------------------------------------------

The performance information presented here is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with that of its benchmark. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


This chart illustrates the Fund's annual returns for each full calendar year since inception of the Fund (September 21, 1998). Charges imposed by the Contracts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been lower than those shown below. The Fund returns reflect investment management fees and other Fund expenses.



                                  (BAR CHART)

------------

For the year-to-date through September 30, 2001, the Fund's return was 7.12%.



Best quarter:  2.98%, quarter ending December 31, 2000.


Worst quarter:  -1.42%, quarter ending June 30, 1999


This table compares the Fund's average annual returns to the returns of the Fund's index, the Lehman Brothers Aggregate Index, a broad-based securities market index. No sales charges have been applied to the index, and an investor cannot invest directly in it.

------------------------------------------------------------------


                                                SINCE INCEPTION
AS OF DECEMBER 31, 2000              ONE YEAR     (9/21/1998)
-----------------------              --------   ----------------
Core Bond                               8.49%         3.98%
Lehman Brothers Aggregate Index        11.63%         5.22%


------------------------------------------------------------------


The Lehman Brothers Aggregate Index represents securities that are domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

HIGH YIELD BOND FUND

Fact Sheet
--------------------------------------------------------------------------------


INVESTMENT ADVISER


VALIC




INVESTMENT SUB-ADVISER

American General Investment Management, L.P.


INVESTMENT OBJECTIVE

The Fund seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of high yielding, high risk fixed-income securities.


INVESTMENT STRATEGY
At least 65% of the Fund's total assets are invested in below-investment grade junk bonds. These high yielding, high risk fixed-income securities are rated below Baa3 by Moody's and BBB- by S&P. Up to 15% can be rated below Caa3 by Moody's or CCC- by S&P. The Fund may also invest up to 35% of total assets in below-investment grade foreign fixed-income securities.


To balance this risk, the Fund may invest up to 35% in investment grade securities, those rated Baa3 or higher by Moody's and BBB- or higher by S&P. In addition, the Fund may invest up to 15% in zero coupon securities (securities not paying current cash interest), and up to 20% of total assets in equity securities. Equity securities includes common or preferred stocks, warrants, and convertible securities. See "More About Portfolio Investments."



INVESTMENT RISK


As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks as presented alphabetically, the value of your investment may fluctuate:



Credit Risk: The risk that an issuer of a fixed income security owned by the Fund may be unable to make interest or principal payments.



Foreign Investment Risk: Investments in foreign securities involve additional risks due to changes in things such as currency exchange rates, unfavorable political and legal developments or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as readily available. In addition, the liquidity of these investments may be more limited than for U.S. investments. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations.



Interest Rate Risk: The risk that fluctuations in interest rates may affect the value of the Fund's interest-paying fixed income securities.



Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.



Prepayment Risk: The risk that issuers of fixed income securities will make prepayments earlier than anticipated during periods of falling interest rates requiring the Fund to invest in new securities with lower interest rates. This will reduce the stream of cash payments that flow through the Fund.



Risk of Lower Rated Fixed-Income Securities: The Fund's investments may be in high yielding, high risk fixed-income securities that are regarded as predominantly speculative with respect to issuer's continuing ability to meet principal and interest payments. Investment in lower rated fixed-income securities involves significantly greater credit risk, market risk and interest rate risk compare to higher rated fixed-income securities. Accordingly, these investments could decrease in value and therefore negatively impact the Fund.

HIGH YIELD BOND
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
------------------------------------------------------------------

The performance information presented here is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with that of its benchmark. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


This chart illustrates the Fund's annual returns for each full calendar year since inception of the Fund (September 21, 1998). Charges imposed by the Contracts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been lower than those shown below. The Fund returns reflect investment management fees and other Fund expenses.


(BAR CHART)

------------

For the year-to-date through September 30, 2001, the Fund's return was 2.41%.


Best quarter:  3.61%, quarter ending December 31, 1999


Worst quarter:  -7.59%, quarter ending December 31, 2000



This table compares the Fund's average annual returns to the returns of the Fund's index, the Salomon Smith Barney High-Yield Market Index, a broad-based securities market index. No sales charges have been applied to the index, and an investor cannot invest directly in it.


------------------------------------------------------------------


                                                     SINCE INCEPTION
AS OF DECEMBER 31, 2000                   ONE YEAR     (9/21/1998)
-----------------------                   --------   ---------------
High Yield Bond                            -5.99%         0.93%
Salomon Smith Barney
 High-Yield Market Index                   -5.68%        -0.31%(1)


------------------------------------------------------------------

(1) Reflects returns from 10/1/98 to 12/31/00; benchmark value is only published at the end of the month.



Salomon Smith Barney High-Yield Market Index measures the performance of below investment grade debt issued by corporations domiciled in the U.S. or Canada. All of the bonds in such index are publicly placed, have a fixed coupon, and are nonconvertible.

INTERNATIONAL GROWTH II FUND

Fact Sheet
--------------------------------------------------------------------------------


INVESTMENT ADVISER


VALIC


INVESTMENT SUB-ADVISER

Thompson, Siegel & Walmsley, Inc. ("TS&W")



INVESTMENT OBJECTIVE


Seeks to provide long-term capital appreciation by investing in equity securities of non-U.S. companies, the majority of which are expected to be in developed markets. The Fund may invest across the capitalization spectrum, although it intends to emphasize smaller capitalization stocks.



INVESTMENT STRATEGY


The Fund must invest at least 65% of its total assets in the foreign equity securities of at least three countries outside the United States. Since the Fund normally intends to be fully invested, foreign equity securities will usually represent closer to 80-85% of the Fund's total assets. Foreign equity securities include common and preferred stock, convertible preferred stock, rights, and warrants, European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). Generally, EDRs are designed for use in European securities markets. GDRs are designed for use when the issuer is raising capital in more than one market simultaneously, such as the issuer's local market and the U.S. EDRs and GDRs each carry the same currency, political and economic risks as the underlying foreign shares.



The Fund may also invest in American Depositary Receipts ("ADRs"). ADRs are certificates issued by a U.S. depositary bank and represent foreign shares held by the bank to facilitate trading. ADRs are treated in the same manner as U.S. securities for clearance, settlement, transfer and ownership purposes; therefore, they may not be considered foreign securities.



The Fund may invest up to 40% of total assets in the equity securities of issuers located in emerging market countries. An "emerging market country" is any country which, in the opinion of TS&W, is generally considered to be an emerging or developing country by the international financial community, including the International Bank for Reconstruction and Development (known as "The World Bank") and the International Finance Corporation. The Fund will focus its emerging market investments on those countries in which the Sub-Adviser believes the economies are developing and the markets are becoming more sophisticated.



TS&W will use a flexible, value-oriented approach to selecting this Fund's investments, focusing on companies rather than on countries or markets. The goal is to identify stocks selling at the greatest discount to their intrinsic future value. Value is ascertained through an analysis of price/cash flow, enterprise value/cash flow, and price/future earnings. This Fund invests in a wide range of equity securities, including those of smaller capitalization companies ("Small Caps"). Up to 50% of the Fund's total assets may be invested in Small Caps, which are companies that have total assets (capitalization) of approximately $150 million to $2.0 billion. See "More About Portfolio Investments."



INVESTMENT RISK


As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks as presented alphabetically, the value of your investment may fluctuate:



Derivatives Risk: Investments in futures and options, if any, are subject to additional volatility and potential losses.



Foreign Investment Risk: Investments in foreign securities involve additional risks due to changes in things such as currency exchange rates, unfavorable political and legal developments or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as readily available. In addition, the liquidity of these investments may be more limited than for U.S. investments. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations.



Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.



Small Capitalization Company Risk: The risk that smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or markets, generally.


PERFORMANCE INFORMATION
------------------------------------------------------------------

The performance information presented here is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with that of its benchmark. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


This chart illustrates the Fund's annual returns for each full calendar year since inception of the Fund (September 21, 1998). Charges imposed by the Contracts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been lower than those shown below. The Fund returns reflect investment management fees and other Fund expenses.

INTERNATIONAL GROWTH II FUND

--------------------------------------------------------------------------------


From inception to July 24, 2000, the Fund was sub-advised by Jacobs Asset Management, Inc. TS&W became the sub-adviser effective July 24, 2000.


                                  (BAR CHART)
------------

For the year-to-date through September 30, 2001, the Fund's return was -31.41%.


Best quarter:  47.20%, quarter ending December 31, 1999


Worst quarter:  -9.09%, quarter ending September 30, 2000



This table compares the Fund's average annual returns to the returns of the Fund's index, the Salomon Smith Barney Primary Market Index (SPMI), a broad-based securities market index. No sales charges have been applied to the index, and an investor cannot invest directly in it.


------------------------------------------------------------------


                                                 SINCE INCEPTION
AS OF DECEMBER 31, 2000               ONE YEAR     (9/21/1998)
-----------------------               --------   ---------------
International Growth                  -16.17%        18.48%
Salomon Smith Barney
  Primary Market Index                 -9.45%        14.57%



------------------------------------------------------------------



The SPMI is a part of the World Equity Index which consists of 23 individual developed country indices. Each country index consists of the listed shares of every domiciled company whose available equity capitalization or float is greater than US $100 million. Each country index is also known as a Broad Market Index (BMI), and is divided into a Primary Market Index (PMI) of large-capitalization stocks and an Extended Market Index (EMI) of small-capitalization stocks. A PMI contains the shares of the largest 80% of the BMI companies by total equity capitalization.

LARGE CAP VALUE FUND

Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC


INVESTMENT SUB-ADVISER

SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE

The Fund seeks to provide total returns that exceed over time the Russell 1000(R) Value Index ("Index") through investment in equity securities.


The Index is a sub-index of the Russell 3000(R) Index. The Russell 3000(R) Index follows the 3,000 largest U.S. companies, based on total market capitalization. The Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, focusing on those with lower price-to-book ratios and lower forecasted growth values.

INVESTMENT STRATEGY

The Fund will invest at least 65% of total assets in the equity securities of the largest 1200 companies by market capitalization traded in the United States. The sub-adviser combines financial accounting data with earnings forecasts provided by many security analysts. This quantitative method allows the sub-adviser to quickly and systematically evaluate large amounts of data.


The constructed portfolio is well-diversified, maintaining industry and sector exposures and macroeconomic and risk characteristics that are similar to the Index.


INVESTMENT RISK


As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks as presented alphabetically, the value of your investment may fluctuate:



Foreign Investment Risk: Investments in foreign securities involve additional risks due to changes in things such as currency exchange rates, unfavorable political and legal developments or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as readily available. In addition, the liquidity of these investments may be more limited than for U.S. investments. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations.



Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.



Quantitative Risk: The different factors that go into the quantitative analysis can be changed periodically. The weight of each factor may also change; thus, the analytical model may have different historical or future performance compared to the Fund.



Value Investing Risk: The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
------------------------------------------------------------------

The performance information presented here is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with that of its benchmark. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


This chart illustrates the Fund's annual returns for each full calendar year since inception of the Fund (September 21, 1998). Charges imposed by the Contracts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been lower than those shown below. The Fund returns reflect investment management fees and other Fund expenses.


                                  (BAR CHART)
------------

For the year-to-date through September 30, 2001, the Fund's return was -7.42%.


Best quarter:  12.46%, quarter ending June 30, 1999

Worst quarter:  -9.94%, quarter ending September 30, 1999


This table compares the Fund's average annual returns to the returns of the Fund's index, the Russell 1000(R) Value Index, a broad-based securities market index. No sales charges have been applied to the index, and an investor cannot invest directly in it.


------------------------------------------------------------------


                                                 SINCE INCEPTION
AS OF DECEMBER 31, 2000               ONE YEAR     (9/21/1998)
-----------------------               --------   ---------------
Large Cap Value                         5.59%         12.16%
Russell 1000 Value Index                7.02%         13.47%


------------------------------------------------------------------

Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

MID CAP GROWTH FUND

Fact Sheet
--------------------------------------------------------------------------------


INVESTMENT ADVISER


VALIC




INVESTMENT SUB-ADVISER
INVESCO Funds Group, Inc.

INVESTMENT OBJECTIVE

The Fund seeks capital appreciation principally through investments in medium capitalization equity securities, such as common and preferred stocks and securities convertible into common stocks.


INVESTMENT STRATEGY

This Fund will invest at least 65% of total assets in the equity securities of medium capitalization companies. The sub-adviser defines mid-sized companies as companies that are included in the Russell Mid-Cap(R) Growth Index ("Index") at the time of purchase, or if not included in that Index, have market capitalization between $2.5 billion and $15 billion at the time of purchase. The scope of the Index varies with market performance of companies in the Index. As of October 31, 2001, the smallest company in the Index had a market capitalization of $237.4 million and the largest company in the Index had a market capitalization of $13.3 billion.



The sub-adviser seeks to achieve capital appreciation through an opportunistic investment strategy with a growth bias. This Fund will purchase equity securities of those companies it believes to be undervalued relative to their growth potential in the securities markets, because the companies are presently out of favor, not well known or possess value that is not currently recognized by the investment community. The sub-adviser uses a "bottom up" approach to select specific investments, employing analysis that contains elements of traditional dividend discount and earnings yield models, establishes predicted relative valuation for equity and fixed-income markets, and determines the attractiveness of individual securities through evaluation of growth and risk characteristics of the underlying company relative to the overall equity market. Although the Fund's portfolio securities generally will be acquired for the long term, they may be sold under some of the following circumstances when the sub-adviser believes that: a) the anticipated price appreciation has been achieved or is no longer probable; b) alternative investments offer superior total return prospects; or c) fundamentals change adversely.



Up to 35% of the Fund's total assets may be invested in other domestic equity securities, including common and preferred stocks, convertible securities and bonds. The Fund may purchase ADRs but does not consider ADRs or Canadian securities to be foreign securities. The Fund may invest up to 25% on foreign securities. See "More About Portfolio Investments."



The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the Fund's investments may be bought and sold relatively frequently.



INVESTMENT RISKS


As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks as presented alphabetically, the value of your investment may fluctuate:



Derivatives Risk: Investments in futures and options, if any, are subject to additional volatility and potential losses.



Foreign Investment Risk: Investments in foreign securities involve additional risks due to changes in things such as currency exchange rates, unfavorable political and legal developments or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as readily available. In addition, the liquidity of these investments may be more limited than for U.S. investments. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations.



Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.

MID CAP GROWTH FUND
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
------------------------------------------------------------------

The performance information presented here is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with that of its benchmark. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


From the Fund's inception, September 21, 1998, until September 29, 2000, Brown Capital Management, Inc. was the Fund's sub-adviser. INVESCO became the new sub-adviser effective September 29, 2000.



This chart illustrates the Fund's annual returns for each full calendar year since inception of the Fund (September 21, 1998). Charges imposed by the Contracts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been lower than those shown below. The Fund returns reflect investment management fees and other Fund expenses.


                                  (BAR CHART)
------------

For the year-to-date through September 30, 2001, the Fund's return was -46.41%.


Best quarter:  18.23%, quarter ending December 31, 1999


Worst quarter:  -21.82%, quarter ending December 31, 2000


This table compares the Fund's average annual returns to the returns of the Fund's index, the Russell MidCap(R) Growth Index, a broad-based securities market index. No sales charges have been applied to the index, and an investor cannot invest directly in it.

------------------------------------------------------------------


                                                 SINCE INCEPTION
AS OF DECEMBER 31, 2000               ONE YEAR     (9/21/1998)
-----------------------               --------   ---------------
MidCap Growth                            0.34%        14.07%
Russell MidCap Growth Index            -11.75%        25.31%


------------------------------------------------------------------


Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

MID CAP VALUE FUND

Fact Sheet
--------------------------------------------------------------------------------

INVESTMENT ADVISER

VALIC


INVESTMENT SUB-ADVISER

Neuberger Berman Management Inc.



INVESTMENT OBJECTIVE


Seeks capital growth, through investment in equity securities of medium capitalization companies using a value-oriented investment approach.



INVESTMENT STRATEGY


This Fund invests at least 65% of total assets in equity securities of medium capitalization established companies, using a value-oriented investment approach intended to increase capital with reasonable risk. Medium capitalization companies include companies with the characteristics of companies included in the Russell Midcap(R) Index. As of June 30, 2001, the largest company included in the Russell Midcap(R) Index had an approximate market capitalization of $12 billion, while the average market capitalization was approximately $4.0 billion.



We choose securities we believe are undervalued based on strong fundamentals, including a low price-to-earnings ratio, consistent cash flow, and the company's track record through all parts of the market cycle. When selecting securities for this Fund, we also consider other factors, including ownership by a company's management of the company's stock and the dominance of a company in its particular field. Up to 35% of the Fund's total assets may be invested in other equity securities, including common and preferred stocks, convertible securities, and related equities. See "More About Portfolio Investments."



INVESTMENT RISKS


As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks as presented alphabetically, the value of your investment may fluctuate:



Derivatives Risk: Investments in futures and options, if any, are subject to additional volatility and potential losses.



Foreign Investment Risk: Investments in foreign securities involve additional risks due to changes in things such as currency exchange rates, unfavorable political and legal developments or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as readily available. In addition, the liquidity of these investments may be more limited than for U.S. investments. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations.



Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.



Value Investing Risk: The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

MID CAP VALUE FUND

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
------------------------------------------------------------------

The performance information presented here is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with that of its benchmark. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


This chart illustrates the Fund's annual returns for each full calendar year since inception of the Fund (September 21, 1998). Charges imposed by the Contracts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been lower than those shown below. The Fund returns reflect investment management fees and other Fund expenses.


                                  (BAR CHART)

------------

For the year-to-date through September 30, 2001, the Fund's return was -11.21%.


Best quarter:  16.13%, quarter ending June 30, 1999

Worst quarter:  -11.91%, quarter ending September 30, 1999


This table compares the Fund's average annual returns to the returns of the Fund's index, the Russell MidCap(R) Value Index, a broad-based securities market index. No sales charges have been applied to the index, and an investor cannot invest directly in it.


------------------------------------------------------------------


                                                 SINCE INCEPTION
AS OF DECEMBER 31, 2000               ONE YEAR     (9/21/1998)
-----------------------               --------   ---------------
Mid Cap Value                          28.97%         32.26%
Russell MidCap Value Index             19.18%         13.97%


------------------------------------------------------------------


Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

MODERATE GROWTH LIFESTYLE FUND

Fact Sheet
--------------------------------------------------------------------------------


INVESTMENT ADVISER


VALIC





INVESTMENT OBJECTIVE


The Fund seeks growth and current income through investments in a combination of Funds of the Series Company and NAFVPS I ("Underlying Funds"). This Fund is suitable for investors who wish to invest in equity securities, but who are not willing to assume the market risks of the Aggressive Growth Lifestyle Fund.


INVESTMENT STRATEGY
Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitalization companies and bonds is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges for this Fund.

International equity securities         10%-20%
Domestic equity securities              35%-65%
Bonds                                   25%-45%


This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. The sub-adviser has based the target investment percentages for the Fund on the degree to which it believes the Underlying Funds, in combination, to be appropriate for the Fund's investment objective. The sub-adviser may change the asset allocation ranges and the particular Underlying Funds in which the Fund may invest from time to time.



INVESTMENT RISK


As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks associated with the Underlying Funds as presented alphabetically, the value of your investment may fluctuate:



Credit Risk: The risk that an issuer of a fixed income security owned by the Underlying Fund may be unable to make interest or principal payments.



Derivatives Risk: Investments in futures and options by the Underlying Funds, if any, are subject to additional volatility and potential losses.



Foreign Investment Risk: Investments in foreign securities involve additional risks due to changes in things such as currency exchange rates, unfavorable political and legal developments or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as readily available. In addition, the liquidity of these investments may be more limited than for U.S. investments. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations.



Interest Rate Risk: The risk that fluctuations in interest rates may affect the value of an Underlying Fund's interest-paying fixed income securities.



Management Risk: The risk that the sub-adviser's selection of the Underlying Funds, and the allocation and reallocation of Fund assets among the Underlying Funds, may not produce the desired result.



Market Risk: The Underlying Funds' share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Underlying Funds may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Underlying Funds' investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.



Non-Diversification Risk: The Fund is non-diversified, which means that it can invest a larger portion of its assets in the stock of a single company (e.g., one of the Underlying Funds) than can some other mutual funds. By concentrating on a small number of investments, the Fund's risk is increased because the effect of each holding on the Fund's performance is greater. The Underlying Funds are diversified funds, except for 3 Funds in NAFVPS I: Health Sciences, International Government Bond, and Nasdaq-100 Index Funds.



Prepayment Risk: The risk that issuers of fixed-income securities will make prepayments earlier than anticipated during periods of falling interest rates requiring the Underlying Funds to invest in new securities with lower interest rates. This will reduce the stream of cash payments that flow through the Underlying Funds.

MODERATE GROWTH LIFESTYLE FUND
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
------------------------------------------------------------------

The performance information presented here is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with that of its benchmark. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


This chart illustrates the Fund's annual returns for each full calendar year since inception of the Fund (September 21, 1998). Charges imposed by the Contracts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been lower than those shown below. The Fund returns reflect investment management fees and other Fund expenses.


                                  (BAR CHART)
------------

For the year-to-date through September 30, 2001, the Fund's return was -13.86%.


Best quarter:  15.23%, quarter ending December 31, 1999


Worst quarter:  -5.42%, quarter ending December 31, 2000



This table compares the Fund's average annual returns to the returns of the Fund's benchmark and the S&P 500(R) Index. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. No sales charges have been applied to the S&P 500 Index, and an investor cannot invest directly in it.


------------------------------------------------------------------


                                                 SINCE INCEPTION
AS OF DECEMBER 31, 2000               ONE YEAR     (9/21/1998)
-----------------------               --------   ---------------
Moderate Growth Lifestyle              -0.57%        14.81%
Benchmark                              -4.88%        11.24%(1)
S&P 500 Index                          -9.10%        13.18%


------------------------------------------------------------------

(1) Reflects returns from 10/1/98 to 12/31/00; benchmark value is only published at the end of the month.


BENCHMARK INFORMATION

The benchmark for the Fund is a blend of a combination of the Wilshire 5000 Total Market Index ("Wilshire") (55%), Morgan Stanley Capital International(R) Europe, Australasia, Far East ("EAFE") Index (15%), and Lehman Brothers Aggregate Index (30%). The EAFE Index is comprised of the 21 Morgan Stanley Capital International country indices and measures the performance of approximately 1,000 large cap stocks. Wilshire measures the performance of all U.S. equity securities with readily available price data. Over 6,500 capitalization weighted security returns are used to adjust the index. The Lehman Brothers Aggregate Index represents securities that are domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

MONEY MARKET II FUND

Fact Sheet
--------------------------------------------------------------------------------


INVESTMENT ADVISER


VALIC



INVESTMENT OBJECTIVE


The Fund seeks liquidity, protection of capital and current income through investments in short-term money market instruments.


INVESTMENT STRATEGY

The Fund invests in short-term money market securities to provide you with liquidity, protection of your investment and current income. In accordance with Rule 2a-7 of the Investment Company Act of 1940 (the "1940 Act"), such securities must mature in 13 months or less and the Fund must have a dollar-weighted average portfolio maturity of 90 days or less. These practices are designed to minimize any fluctuation in the value of the Fund's portfolio.


The investments this Fund may buy include:

- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities

- Certificates of deposit and other obligations of domestic banks that have total assets in excess of $1 billion

- Commercial paper sold by corporations and finance companies

- Corporate debt obligations with remaining maturities of 13 months or less

- Repurchase agreements

- Money market instruments of foreign issuers payable in U.S. dollars (limited to no more than 20% of the Fund's net assets)

- Asset-backed securities

- Loan participations

- Adjustable rate securities

- Variable Rate Demand Notes

- Illiquid and restricted securities (limited to 10% of the Fund's net assets at all times)

- Rule 144A securities (liquid)


INVESTMENT RISK


Because of the following principal risks, the value of your investment may fluctuate:



-The rate of income varies daily depending on short-term interest rates.



-A significant change in interest rates or a default on a security held by the Fund could cause the value of your investment to decline.



-An investment in the Fund is not insured or guaranteed by the Federal Deposit
 Insurance Corporation or any other government agency.



-Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.



PERFORMANCE INFORMATION

------------------------------------------------------------------


The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance with the performance of 30 Day Certificate of Deposit Primary Offering Rate by New York City Banks ("30 Day CD Rate"). How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.



This chart illustrates the Fund's annual returns since inception. Charges imposed by the Contracts that invest in the Fund are not included in calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund returns reflect investment management fees and other Fund expenses.


                                  (BAR CHART)
------------

For the year-to-date through September 30, 2001, the Fund's return was 3.17%.



Best quarter:  1.56%, quarter ended December 31, 2000



Worst quarter:  1.06%, quarter ended March 31, 1999

MONEY MARKET II FUND

--------------------------------------------------------------------------------


This table compares the Fund's average annual returns to the returns of the 30 Day CD Rate for the periods shown.


------------------------------------------------------------------


                                          ONE     SINCE INCEPTION
AS OF DECEMBER 31, 2000                   YEAR      (9/21/1998)
-----------------------                  ------   ---------------
Money Market II Fund                     6.03%         5.48%
30 Day CD Rate                           4.83%         4.61%


------------------------------------------------------------------


For more current yield and return information, please call 1-800-448-2542.

SMALL CAP GROWTH FUND

Fact Sheet
--------------------------------------------------------------------------------


INVESTMENT ADVISER


VALIC


INVESTMENT SUB-ADVISER

J.P. Morgan Investment Management Inc.



INVESTMENT OBJECTIVE


Seeks to provide long-term growth from a portfolio of equity securities of small capitalization growth companies.



INVESTMENT STRATEGY


At least 65% of the Fund's total assets are invested in the equity securities of small capitalization companies, which are companies whose approximate market capitalizations are greater than $150 million and less than $2 billion. These equities include U.S. and foreign common and preferred stocks, warrants and rights, and convertible securities. On an industry-by-industry basis, the Fund's weightings are similar to those of the Russell 2000(R) Growth Index. Within each industry, the Fund invests in equity securities that the Sub-Adviser's research and valuation process indicate are undervalued, or fairly valued and are poised for long-term growth. The greater a company's estimated worth compared to the current market price of its equity securities, the more undervalued the company.



The Fund may invest up to 35% of total assets in other equity securities of U.S. large and medium capitalization issuers, including those equities listed above, and the securities of investment companies. Large and medium capitalization issuers are those companies with total assets of approximately $2 billion or more. The Fund may invest up to 5% of total assets in equity securities of foreign issuers that are U.S. dollar-denominated and listed on a U.S. exchange. See "More About Portfolio Investments."



INVESTMENT RISKS


As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks as presented alphabetically, the value of your investment may fluctuate:



Derivatives Risk: Investments in futures and options, if any, are subject to additional volatility and potential losses.



Foreign Investment Risk: Investments in foreign securities involve additional risks due to changes in things such as currency exchange rates, unfavorable political and legal developments or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as readily available. In addition, the liquidity of these investments may be more limited than for U.S. investments. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations.



Investment Style Risk: In general, stocks with growth characteristics can have relatively wide price swings as a result of their potentially high valuations.



Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.



Sector Risk: Securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.



Small Capitalization Company Risk: Investing in small companies involves greater risk than is customarily associated with larger companies because the small companies offer greater opportunity for capital appreciation. Stocks of small companies are subject to more abrupt or erratic price movements than larger company stocks. Small companies often are in the early stages of development and have limited product lines, markets or financial resources. Their managements may lack depth and experience. Such companies seldom pay significant dividends that could cushion returns in a falling market. In addition, these companies may be more affected by intense competition from larger companies, and the trading markets for their securities may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty selling a security of a small cap issuer at an acceptable price, especially in periods of market volatility. Also, it may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
------------------------------------------------------------------

The performance information presented here is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with that of its benchmark. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


This chart illustrates the Fund's annual returns for each full calendar year since inception of the Fund (September 21, 1998). Charges imposed by the Contracts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been lower than those shown below. The Fund returns reflect investment management fees and other Fund expenses.


                                  (BAR CHART)

------------

For the year-to-date through September 30, 2001, the Fund's return was -40.11%.


Best quarter:  48.83%, quarter ending December 31, 1999


Worst quarter:  -24.12%, quarter ending December 31, 2000



This table compares the Fund's average annual returns to the returns of the Fund's index, the Russell 2000(R) Growth Index, a broad-based securities market index. No sales charges have been applied to the index, and an investor cannot invest directly in it.


------------------------------------------------------------------


                                                 SINCE INCEPTION
AS OF DECEMBER 31, 2000               ONE YEAR     (9/21/1998)
-----------------------               --------   ---------------
Small Cap Growth                       -21.05%        25.82%
Russell 2000 Growth Index              -22.43%        15.16%


------------------------------------------------------------------




Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

SMALL CAP VALUE FUND

Fact Sheet
--------------------------------------------------------------------------------




INVESTMENT ADVISER


VALIC



INVESTMENT SUB-ADVISER


Fiduciary Management Associates, Inc. (actively managed portion)



INVESTMENT OBJECTIVE


Seeks maximum long-term return, consistent with reasonable risk to principal, by investing primarily in equity securities of small capitalization companies in terms of revenues and/or market capitalization.



INVESTMENT STRATEGIES


This Fund invests at least 65% of its total assets in equity securities of small capitalization companies, which are companies whose total market capitalizations range from approximately $150 million to $2 billion and companies included in the Russell 2000(R) Value Index ("Index"). One portion of the Fund's investment portfolio will be actively managed and the other portion will be passively managed.



Actively Managed Portion: In analyzing and selecting investments for the actively managed portion of the Fund's investment portfolio, we look for market themes and changes that signal opportunity. We seek companies with lower price-to-earnings ratios, strong cash flow, good credit lines and clean or improving balance sheets. At any given time, this portion of the Fund's investment portfolio will be invested in a diversified group of small capitalization equity securities in several industries. The Fund will invest primarily in U.S. companies with seasoned management or a track record as part of a larger company.



Passively Managed Portion: This portion of the Fund is comprised of a sampling of stocks in the Index that, as a group, should reflect its performance. Since it may not be possible for this Fund to buy every stock included in the Index or in the same proportions, the Fund will select stocks to purchase by utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g. price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. The stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole.



The Fund may invest up to 35% of its total assets in short-term investments, such as foreign and domestic money market instruments, certificates of deposit, bankers acceptances, time deposits, U.S. Government obligations, agency securities, high quality commercial paper, repurchase agreements, and short-term corporate fixed-income securities. U.S. Government securities are securities issued or guaranteed by the U.S. Government which are supported by the full faith and credit of the U.S. Government; the right of the issuer to borrow from the U.S. Treasury; the credit of the issuing government agency; or the authority of the U.S. Government to purchase obligations of the agency. See "More About Portfolio Investments."



INVESTMENT RISK


As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks as presented alphabetically, the value of your investment may fluctuate:



Derivatives Risk: Investments in futures and options, if any, are subject to additional volatility and potential losses.



Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.



Small Capitalization Company Risk: Investing in small companies involves greater risk than is customarily associated with larger companies because the small companies offer greater opportunity for capital appreciation. Stocks of small companies are subject to more abrupt or erratic price movements than larger company stocks. Small companies often are in the early stages of development and have limited product lines, markets or financial resources. Their managements may lack depth and experience. Such companies seldom pay significant dividends that could cushion returns in a falling market. In addition, these companies may be more affected by intense competition from larger companies, and the trading markets for their securities may be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility. Also, it may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.



Value Investing Risk: The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.



PERFORMANCE INFORMATION

------------------------------------------------------------------

The performance information presented here is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with that of its benchmark. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

SMALL CAP VALUE FUND
--------------------------------------------------------------------------------


The performance shown below reflects that of both the actively and passively managed portions of the Fund's investment portfolio and includes that of all advisers. VALIC assumed management of the passively managed portion of the Fund's investment portfolio on September 1, 1999. Prior this, Bankers Trust Company managed the passively managed portion from September 21, 1998 to August 31, 1999. Fiduciary Management Associates Inc. has actively managed the remainder of the Fund's investment portfolio since its inception.



This chart illustrates the Fund's annual returns for each full calendar year since inception of the Fund (September 21, 1998). Charges imposed by the Contracts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been lower than those shown below. The Fund returns reflect investment management fees and other Fund expenses.


                                  (BAR CHART)

------------

For the year-to-date through September 30, 2001, the Fund's return was -6.50%.


Best quarter:  11.32%, quarter ending June 30, 1999

Worst quarter:  -13.51%, quarter ending March 31, 1999


This table compares the Fund's average annual returns to the returns of the Fund's index, the Russell 2000(R) Value Index, a broad-based securities market index. No sales charges have been applied to the index, and an investor cannot invest directly in it.


------------------------------------------------------------------


                                                 SINCE INCEPTION
AS OF DECEMBER 31, 2000               ONE YEAR     (9/21/1998)
-----------------------               --------   ---------------
Small Cap Value                        22.15%        11.75%
Russell 2000 Value Index               22.83%        13.13%


------------------------------------------------------------------


Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

SOCIALLY RESPONSIBLE FUND

Fact Sheet
--------------------------------------------------------------------------------


INVESTMENT ADVISER


VALIC



INVESTMENT OBJECTIVE


The Fund seeks to obtain growth of capital through investment, primarily in equity securities, in companies which meet the social criteria established for the Fund.


INVESTMENT STRATEGY

The Fund will invest at least 80% of total assets in the equity securities of companies meeting the Fund's social criteria. To determine which companies meet the Fund's social criteria, the sub-adviser relies on industry classifications and research services such as the Investor Responsibility Research Center ("IRRC").


The Fund does not invest in companies that are significantly engaged in:

-  the production of nuclear energy;

-  the manufacture of weapons or delivery systems;

-  the manufacture of alcoholic beverages or tobacco products;

-  the operation of gambling casinos; or

- business practices or the production of products that significantly pollute the environment.


Up to 20% of the Fund's total assets may be invested in high quality money market securities and warrants, or in other types of equity securities of companies meeting social criteria, including ADRs, foreign securities, preferred stock, and convertible securities. ADRs are certificates issued by a U.S. depositary bank, representing foreign shares held by the bank, to facilitate trading in foreign securities. ADRs are treated in the same manner as U.S. securities for clearance, settlement, transfer and ownership purposes; therefore, they may not be considered foreign securities. See "More About Portfolio Investments."



INVESTMENT RISK


As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks as presented alphabetically, the value of your investment may fluctuate:



Foreign Investment Risk: Investments in foreign securities involve additional risks due to changes in things such as currency exchange rates, unfavorable political and legal developments or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as readily available. In addition, the liquidity of these investments may be more limited than for U.S. investments. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations.



Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.



Social Criteria Risk: If a company stops meeting the Fund's social criteria after the Fund invested in it, the Fund will sell these investments, even if this means the Fund loses money. Also, if the Fund changes its social criteria and the companies the Fund has already invested in no longer qualify, the Fund will sell these investments, even if this means the Fund loses money. Social criteria screening will limit the availability of investment opportunities for the Fund more than for funds having no such criteria.

SOCIALLY RESPONSIBLE FUND
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
------------------------------------------------------------------

The performance information presented here is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with that of its benchmark. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


This chart illustrates the Fund's annual returns for each full calendar year since inception of the Fund (September 21, 1998). Charges imposed by the Contracts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been lower than those shown below. The Fund returns reflect investment management fees and other Fund expenses.


                                  (BAR CHART)

------------

For the year-to-date through September 30, 2001, the Fund's return was -20.73%.


Best quarter:  14.46%, quarter ending December 31, 1999

Worst quarter:  -7.13%, quarter ending September 30, 1999

This table compares the Fund's average annual returns to the returns of the Fund's index, the S&P 500(R) Index. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. No sales charges have been applied to the S&P 500 Index, and an investor cannot invest directly in it.

------------------------------------------------------------------


                                                 SINCE INCEPTION
AS OF DECEMBER 31, 2000               ONE YEAR     (9/21/1998)
-----------------------               --------   ---------------
Socially Responsible                   -9.23%        11.80%
S&P 500 Index                          -9.10%        13.18%


------------------------------------------------------------------

STRATEGIC BOND FUND

Fact Sheet
--------------------------------------------------------------------------------


INVESTMENT ADVISER


VALIC


INVESTMENT SUB-ADVISER

American General Investment Management, L.P.


INVESTMENT OBJECTIVE

The Fund seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of income producing securities.


INVESTMENT STRATEGY
The Fund invests at least 65% of total assets in a broad range of fixed-income securities, including

- investment grade bonds (rated Baa or higher by Moody's and BBB or higher by S&P)

-  U.S. Government and agency obligations

-  mortgage backed securities

- U.S., Canadian, and foreign high risk, high yield bonds (rated C or higher by Moody's and CC or higher by S&P, or comparable unrated securities)

Up to 25% of the Fund's total assets may be invested in foreign emerging market debt, and up to an additional 25% in non-U.S. dollar bonds. The Fund may also invest up to 20% of total assets in equity securities, such as common and preferred stocks, convertible securities, and warrants.


INVESTMENT RISK


As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks as presented alphabetically, the value of your investment may fluctuate:



Credit Risk: The risk that an issuer of a fixed income security owned by the Fund may be unable to make interest or principal payments.



Foreign Investment Risk: Investments in foreign securities involve additional risks due to changes in things such as currency exchange rates, unfavorable political and legal developments or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as readily available. In addition, the liquidity of these investments may be more limited than for U.S. investments. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations.



Interest Rate Risk: The risk that fluctuations in interest rates may affect the value of the Fund's interest-paying fixed income securities.



Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable funds.



Prepayment Risk: The risk that issuers of fixed income securities will make prepayments earlier than anticipated during periods of falling interest rates requiring the Fund to invest in new securities with lower interest rates. This will reduce the stream of cash payments that flow through the Fund.


PERFORMANCE INFORMATION
------------------------------------------------------------------

The performance information presented here is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund's performance and comparing the Fund's performance with that of its benchmark. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


This chart illustrates the Fund's annual returns for each full calendar year since inception of the Fund (September 21, 1998). Charges imposed by the Contracts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been lower than those shown below. The Fund returns reflect investment management fees and other Fund expenses.


                                  (BAR CHART)

------------

For the year-to-date through September 30, 2001, the Fund's return was 6.22%.


Best quarter:  2.57%, quarter ending December 31, 1999


Worst quarter:  -1.47%, quarter ending December 31, 2000

STRATEGIC BOND FUND
--------------------------------------------------------------------------------


This table compares the Fund's average annual returns to the returns of the Fund's index, the Lehman Brothers Aggregate Index, a broad-based securities market index. No sales charges have been applied to the index, and an investor cannot invest directly in it.


------------------------------------------------------------------


                                                 SINCE INCEPTION
AS OF DECEMBER 31, 2000               ONE YEAR     (9/21/1998)
-----------------------               --------   ---------------
Strategic Bond                          2.17%         4.45%
Lehman Brothers Aggregate Index        11.63%         5.22%


------------------------------------------------------------------


The Lehman Brothers Aggregate Index represents securities that are domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

MORE ABOUT PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------


Each Fund's principal (key) investment strategy and risks are shown above. More detail on investments and investment techniques is shown below. Funds may utilize these investments and techniques as noted, though the investment or technique may not be a principal strategy. All Money Market Fund investments must comply with Rule 2a-7 of the 1940 Act, which allows the purchase of only high quality money market instruments.



AMERICAN DEPOSITARY RECEIPTS ("ADRS")


ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank. ADRs in which a Fund may invest may be sponsored or unsponsored. There may be less information available about foreign issuers of unsponsored ADRs.



ASSET-BACKED SECURITIES


Asset-backed securities are bonds or notes that are normally supported by a specific property. If the issuer fails to pay the interest or return the principal when the bond matures, then the issuer must give the property to the bondholders or noteholders. Examples of assets supporting asset-backed securities include credit card receivables, retail installment loans, home equity loans, auto loans, and manufactured housing loans.



DERIVATIVES


Unlike stocks and bonds that represent actual ownership of that stock or bond, derivatives are investments which "derive" their value from securities issued by a company, government, or government agency, such as futures and options. In certain cases, derivatives may be purchased for non-speculative investment purposes or to protect ("hedge") against a change in the price of the underlying security. There are some investors who take higher risk ("speculate") and buy derivatives to profit from a change in price of the underlying security. We may purchase derivatives to hedge the investment portfolios and to earn additional income in order to help achieve the Funds' objectives. Generally, we do not buy derivatives to speculate.



Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund's initial investment in such contracts.



DIVERSIFICATION


Each Fund's diversification policy limits the amount that the Fund may invest in certain securities. Each Fund's diversification policy is also designed to comply with the diversification requirements of the Internal Revenue Code (the "Code"), as well as the 1940 Act.



EQUITY SECURITIES


Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of the issuing company and on market and economic conditions. If you own an equity security, you own a part of the company that issued it. Companies sell equity securities to get the money they need to grow.



Stocks are one type of equity security. Generally, there are three types of stocks:



Common stock -- Each share of common stock represents a part of the ownership of the company. The holder of common stock participates in the growth of the company through increasing stock price and receipt of dividends. If the company runs into difficulty, the stock price can decline and dividends may not be paid.



Preferred stock -- Each share of preferred stock allows the holder to get a set dividend before the common stock shareholders receive any dividends on their shares.



Convertible preferred stock -- A stock with a set dividend which the holder may exchange for a certain amount of common stock.



All of the Funds except Money Market II Fund in this prospectus may invest in common, preferred, and convertible preferred stock in accordance with their investment strategies.



Stocks are not the only type of equity security. Other equity securities include but are not limited to convertible securities, depositary receipts, warrants, rights and partially paid shares, investment company securities, real estate securities, convertible bonds and ADRs, European Depositary Receipts and Global Depositary Receipts ("EDRs" and "GDRs"). More information about these equity securities is included elsewhere in this Prospectus or contained in the Statement of Additional Information.



EXCHANGE TRADED FUNDS ("ETFS")


These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. Funds purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees which increase their cost.



FIXED INCOME SECURITIES


Fixed income securities include a broad array of short, medium and long-term obligations, including notes and bonds. Fixed income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to changes in relative values of currencies. Fixed income securities generally involve an obligation of the issuer to pay interest on either a current basis or at the maturity of the security and to repay the principal amount of the security at maturity.



Bonds are one type of fixed income security and are sold by governments on the local, state, and federal levels, and by companies. There are many different kinds of bonds. For example, each bond issue has specific terms. U.S. Government bonds are guaranteed to pay interest and principal by the federal government. Revenue bonds are usually only paid from the revenue of the issuer. An example of that would be an airport revenue bond. Debentures are a very common type of corporate

--------------------------------------------------------------------------------


bond (a bond sold by a company). Payment of interest and return of principal is subject to the company's ability to pay. Convertible bonds are corporate bonds that can be exchanged for stock. The types of bonds the Funds may invest in are as follows: U.S. Government bonds and investment grade corporate bonds.



Investing in a bond is like making a loan for a fixed period of time at a fixed interest rate. During the fixed period, the bond pays interest on a regular basis. At the end of the fixed period, the bond matures and the investor usually gets back the principal amount of the bond. Fixed periods to maturity are categorized as short term (generally less than 12 months), intermediate (one to 10 years), and long term (10 years or more).



Bonds that are rated Baa by Moody's or BBB by S&P have speculative characteristics. Bonds that are unrated or rated below Baa3 by Moody's or BBB-by S&P (commonly referred to as high yield, high risk or "junk bonds") are regarded, on balance, as predominantly speculative. Changes in economic conditions or other circumstances are more likely to weaken the issuer's capacity to pay interest and principal in accordance with the terms of the obligation than is the case with higher rated bonds. While such bonds may have some quality and protective characteristics, these are outweighed by uncertainties or risk exposures to adverse conditions. Lower rated bonds may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds.



For example, a projected economic downturn or the possibility of an increase in interest rates could cause a decline in high-yield, high-risk bond prices because such an event might lessen the ability of highly leveraged high yield issuers to meet their principal and interest payment obligations, meet projected business goals, or obtain additional financing. In addition, the secondary trading market for lower-medium and lower-quality bonds may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult to accurately value certain of these lower-grade portfolio securities.



Bonds are not the only type of fixed income security. Other fixed income securities include but are not limited to U.S. and foreign corporate fixed income securities, including convertible securities (bonds, debentures, notes and other similar instruments) and corporate commercial paper, mortgage-related and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities, preferred or preference stock, catastrophe bonds, and loan participations; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; fixed income securities issued by states or local governments and their agencies, authorities and other instrumentalities; obligations of foreign governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities. Commercial paper is a specific type of corporate or short term note. In fact, it's very short term, being paid in less than 270 days. Most commercial paper matures in 50 days or less. Fixed income securities may be acquired with warrants attached. For more information about specific income securities see the Statement of Additional Information.



FOREIGN CURRENCY


Funds buy foreign currencies when they believe the value of the currency will increase. If it does increase, they sell the currency for a profit. If it decreases they will experience a loss. Funds may also buy foreign currencies to pay for foreign securities bought for the Fund.



FOREIGN SECURITIES


Foreign securities may be denominated in foreign currencies. Securities of foreign issuers include obligations of foreign branches of U.S. banks and of foreign banks, common and preferred stocks, fixed income securities issued by foreign governments, corporations and supranational organizations, and GDRs and EDRs.



There is generally less publicly available information about foreign companies, and they are generally not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies.



ILLIQUID SECURITIES


An illiquid security is one that may not be frequently traded or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Illiquid securities include, but are not limited to, time deposits and repurchase agreements not maturing within seven days and restricted securities.



A restricted security is one that has not been registered with the Securities and Exchange Commission ("SEC") and, therefore, cannot be sold in the public market. Securities eligible for sale under Rule 144A and commercial paper offered pursuant to Section 4(2) of the Securities Act of 1933, as amended, are not deemed by VALIC or the Fund's sub-adviser to be illiquid solely by reason of being restricted. Instead, VALIC or the sub-adviser will determine whether such securities are liquid based on trading markets and pursuant to guidelines adopted by the Series Company's Board of Trustees. If VALIC or the sub-adviser concludes that a security is not liquid, that investment will be included within the Fund's limitation on illiquid securities.



LENDING PORTFOLIO SECURITIES


Each Fund may lend a portion of its total assets to broker-dealers and other financial institutions to earn more money for the Fund.



A risk of lending portfolio investments is that there may be a delay in the Fund getting its investments back when a loaned security is sold.



The Funds will only make loans to broker-dealers and other financial institutions approved by its custodian, as monitored by VALIC and authorized by the Board of Trustees. State Street Bank and Trust Company (the "Custodian") holds the cash and portfolio securities of the Series Company as Custodian.



LOAN PARTICIPATIONS


A loan participation is an investment in a loan made to a U.S. company that is secured by the company's assets. The assets must be, at all times, worth enough money to cover the

--------------------------------------------------------------------------------


balance due on the loan. Major national and regional banks make loans to companies and then sell the loans to investors. These banks don't guarantee the companies will pay the principal and interest due on the loans.



MONEY MARKET SECURITIES


All of the Funds may invest part of their assets in high quality money market securities payable in U.S. dollars. A money market security is high quality when it is rated in one of the two highest credit categories by Moody's or S&P or another nationally recognized rating service or if unrated, deemed high quality by VALIC.



These high quality money market securities include:


-Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


-Certificates of deposit and other obligations of domestic banks having total assets in excess of $1 billion.


-Commercial paper sold by corporations and finance companies.


-Corporate debt obligations with remaining maturities of 13 months or less.


-Repurchase agreements, money market securities of foreign issuers if payable in U.S. dollars, asset-backed securities, loan participations, and adjustable rate securities, variable rate demand notes.



MORTGAGE-RELATED SECURITIES


Mortgage-related securities include, but are not limited to, mortgage pass-through securities, collateralized mortgage obligations and commercial mortgage-backed securities.



Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property. Payments of interest and principal on these securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Mortgage-related securities are subject to interest rate risk and prepayment risk.



Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (i.e., securities guaranteed by Government National Mortgage Association ("GNMA"); or guaranteed by agencies or instrumentalities of the U.S. Government (i.e., securities guaranteed by Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage-related securities created by non-governmental issuers (such as commercial banks, private mortgage insurance companies and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.



Collateralized Mortgage Obligations ("CMOs") are hybrid mortgage-related instruments. CMOs may be collateralized by whole mortgage loans or by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Funds, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying a Fund's diversification tests.



Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-related or asset-backed securities. Mortgage-Related Securities include mortgage pass-through securities described above and securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, such as mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities. These securities may be structured in classes with rights to receive varying proportions of principal and interest.



REPURCHASE AGREEMENTS


A repurchase agreement requires the seller of the security to buy it back at a set price at a certain time. If a Fund enters into a repurchase agreement, it is really making a short term loan (usually for one day to one week). The Funds may enter into repurchase agreements only with well-established securities dealers or banks that are members of the Federal Reserve System. The risk in a repurchase agreement is the failure of the seller to be able to buy the security back. If the value of the security declines, the Fund may have to sell at a loss.



REVERSE REPURCHASE AGREEMENTS, DOLLAR ROLLS AND BORROWINGS


A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement.



In a dollar roll transaction, a Fund sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. The time period from the date of sale to the date of purchase under a dollar roll is known as the roll period. A Fund foregoes principal and interest paid during the roll period on the securities sold in a dollar roll. However, a Fund receives an amount equal to the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the securities sold.



If a Fund's positions in reverse repurchase agreements, dollar rolls or similar transactions are not covered by liquid assets, such transactions would be subject to the Funds' limitations on

--------------------------------------------------------------------------------


borrowings. Apart from such transactions, a Fund will not borrow money, except as provided in its investment restrictions. See "Investment Restrictions" in the Statement of Additional Information for a complete listing of each Fund's investment restrictions.



TEMPORARY DEFENSIVE INVESTMENT STRATEGY


From time to time, the Funds may take temporary defensive positions that are inconsistent with their principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. There is no limit on Fund investments in money market reserves for temporary defensive purposes. If the Funds take such a temporary defensive position, they may not achieve their investment objectives.



VARIABLE RATE DEMAND NOTES ("VRDNS")


VRDNs are either taxable or tax-exempt obligations containing a floating or variable interest rate adjustment formula, together with an unconditional right to demand payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. Money Market II Fund also may invest in participation VRDNs, which provide the Fund with an undivided interest in underlying VRDNs held by major investment banking institutions. Any purchase of VRDNs will meet applicable diversification and concentration requirements, and with respect to Money Market II Fund, the conditions established by the SEC under which such securities may be considered to have remaining maturities of 397 days or less.



WHEN-ISSUED SECURITIES


When-issued securities are those investments that have been announced by the issuer and will be on the market soon. The Funds negotiate the price with a broker before it goes on the market. If the security ends up selling on the market at a lower price than negotiated, the Funds may have a loss. If it sells at a higher price, the Funds may have a profit.


ABOUT PORTFOLIO TURNOVER
--------------------------------------------------------------------------------


Portfolio turnover occurs when a Fund sells its investments and buys new ones. In some Funds, high portfolio turnover occurs when these Funds sell and buy investments as part of their investment strategy.



High portfolio turnover may cause a Fund's expenses to increase. For example, a Fund may have to pay brokerage fees and other related expenses. A portfolio turnover rate over 100% a year is higher than the rates of many other mutual fund companies. A high rate may increase a Fund's transaction costs and expenses.



The Financial Highlights tables show the portfolio turnover rate for each of the Funds, other than Money Market II Fund, during prior fiscal years.


ABOUT THE SERIES COMPANY'S MANAGEMENT
--------------------------------------------------------------------------------


INVESTMENT ADVISER



VALIC is a stock life insurance company which has been in the investment advisory business since 1960 and is the investment adviser for all the Funds. VALIC is a registered investment adviser with the SEC and is an indirect wholly-owned subsidiary of American General Corporation ("American General"), a wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad.



VALIC serves as investment adviser through an Investment Advisory Agreement with the Series Company. As Investment Adviser, VALIC oversees the day to day operations of each Fund, supervises the purchase and sale of Fund investments, and may perform the cash management function. VALIC employs Investment Sub-Advisers who make investment decisions for the Funds, including Core Bond, High Yield Bond, International Growth II, Large Cap Growth, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap Growth, Small Cap Value, and Strategic Bond.



VALIC makes investment decisions for and is directly responsible for the day-to-day team management of the Lifestyle Funds, the Socially Responsible Fund, and the Money Market II Fund.



Teresa Moro has been the Money Market II Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1991, Ms. Moro has served as Vice President and Investment Officer of NAFVPS I, a registered investment company managed by VALIC and as Portfolio Manager of the NAFVPS I Money Market Fund.



Magali E. Azema-Barac is responsible for the equity group. She heads the team making investment decisions for the Socially Responsible Fund and the passively managed portion of Small Cap Value. Ms. Azema-Barac joined VALIC in September, 1999. Prior to that, she worked on the equity desk of USWest Investment Management Company in Englewood, Colorado, where she incepted and managed an enhanced equity portfolio.



The investment advisory agreement between VALIC and the Series Company provides for the Series Company to pay all expenses not specifically assumed by VALIC. Examples of the expenses paid by the Series Company include transfer agency fees, custodial fees, the fees of outside legal and auditing firms,

--------------------------------------------------------------------------------


the costs of reports to shareholders and expenses of servicing shareholder accounts. These expenses are allocated to each Fund in a manner approved by the Board of Trustees. For more information on this agreement, see the "Investment Adviser" section in the Statement of Additional Information.



INVESTMENT SUB-ADVISERS


For some of the Funds, VALIC works with sub-advisers, financial service companies that specialize in certain types of investing. However, VALIC still retains ultimate responsibility for managing the Funds. The sub-adviser's role is to make investment decisions for the Funds according to each Fund's investment objectives and restrictions.



According to the agreements we have with the sub-advisers, we will receive investment advice for each sub-advised Fund. Under these agreements we give the sub-advisers the authority to buy and sell securities for these Funds. We retain the responsibility for the overall management of these Funds. The sub-advisers may buy and sell securities for each Fund with broker-dealers and other financial intermediaries that they select. The sub-advisers may place orders to buy and sell securities of these Funds with a broker-dealer affiliated with the sub-adviser as allowed by law. This could include any affiliated futures commission merchants.



The 1940 Act permits sub-advisers, under certain conditions, to place an order to buy or sell securities with an affiliated broker. One of these conditions is that the commission received by the affiliated broker cannot be greater than the usual and customary brokers commission if the sale was completed on a securities exchange. The Series Company has adopted procedures, as required by the 1940 Act, which provide that any commissions received by the sub-adviser's affiliated broker may be considered reasonable and fair if compared to the commission received by other brokers for the same type of securities transaction.



The Securities Exchange Act of 1934 prohibits members of national securities exchanges from effecting exchange transactions for accounts that they or their affiliates manage, except as allowed under rules adopted by the SEC. The Series Company and the sub-advisers have entered into written contracts, as required by the 1940 Act, to allow the sub-adviser's affiliate to effect these type of transactions for commissions. The 1940 Act generally prohibits a sub-adviser or a sub-adviser's affiliate, acting as principal, from engaging in securities transactions with a Fund, without an exemptive order from the SEC.



VALIC and the sub-advisers may enter into simultaneous purchase and sale transactions for the Funds or affiliates of the Funds.



In selecting sub-advisers, the Trustees of the Series Company carefully evaluated: (i) the nature and quality of the services expected to be rendered to the Fund(s)by the sub-adviser, (ii) the distinct investment objective and policies of the Fund(s); (iii) the history, reputation, qualification and background of the sub-advisers' personnel and its financial condition; (iv) its performance track record; and (v) other factors deemed relevant. The Trustees also reviewed the fees to be paid by VALIC to each sub-adviser. The sub-advisory fees are not paid by the Funds.



The Series Company relies upon an exemptive order from the SEC which permits VALIC, subject to certain conditions, to select new sub-advisers or replace existing sub-advisers without first obtaining shareholder approval for the change. The Board of Trustees, including a majority of the independent Trustees, must approve each new sub-advisory agreement. This allows VALIC to act more quickly to change sub-advisers when it determines that a change is beneficial by avoiding the delay of calling and holding shareholder meetings to approve each change. In accordance with the exemptive order, the Series Company will provide investors with information about each new sub-adviser and its sub-advisory agreement within 90 days of hiring the new sub-adviser. VALIC is responsible for selecting, monitoring, evaluating and allocating assets to the sub-advisers and oversees the sub-advisers' compliance with the relevant Fund's investment objective, policies and restrictions.



THE SUB-ADVISERS ARE:



AMERICAN GENERAL INVESTMENT MANAGEMENT, L.P. ("AGIM")
2929 Allen Parkway, Houston, Texas 77019



AGIM is the sub-adviser for Core Bond, High Yield Bond and Strategic Bond Funds. AGIM was formed in 1998 as a successor to the investment management division of American General and is an indirect wholly-owned subsidiary of American General. AGIM also provides investment management and advisory services to pension and profit sharing plans, financial institutions and other investors. AGIM had approximately $77 billion in assets under management as of September 30, 2001. Investment decisions for several Funds are made by teams as noted below. Each team meets regularly to review portfolio holdings and discuss purchase and sale activity.



The Core Bond Fund is managed by a team consisting of portfolio managers and analysts.



Investment decisions for Strategic Bond Fund are made by a team, headed by Steven Guterman. Mr. Guterman, Executive Vice President, joined the sub-adviser in June 1998. Previously, Mr. Guterman was with Salomon Brothers, Inc. from 1983 to May 1998, where he served as Managing Director from 1996 to May 1998 and with Salomon Brothers Asset Management, Inc., where he was a Senior Portfolio Manager and head of the U.S. Fixed Income Portfolio Group from 1990 to May 1998.



Investment decisions for High Yield Bond Fund are made by a team, headed by Gordon Massie. Mr. Massie, Senior Vice President, joined the sub-adviser in April 1998. Previously, Mr. Massie was Director of High Yield Research at American General from August 1985 to April 1998.



FIDUCIARY MANAGEMENT ASSOCIATES, INC. ("FMA")
55 West Monroe Street, Suite #2550, Chicago, Illinois 60603



FMA is the sub-adviser for the actively managed portion of the assets of Small Cap Value Fund. FMA is a wholly-owned subsidiary of United Asset Management Corporation, and provides investment management services to corporations, foundations, endowments, pension and profit-sharing plans, trusts, estates and other institutions as well as individuals. As of June 30, 2000, FMA had over $1.2 billion in assets under management.

--------------------------------------------------------------------------------


Investment decisions are made by a team that consists of portfolio managers and analysts who specialize their research by sectors. Kathryn Vorisek is the lead portfolio manager. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.



GOLDMAN SACHS ASSET MANAGEMENT ("GSAM")
32 Old Slip, New York, New York 10005



GSAM is the Sub-Adviser for Large Cap Growth Fund. GSAM is a separate business unit of the Investment Management Division ("IMD") of Goldman, Sachs & Co. ("Goldman Sachs"). Goldman Sachs registered as an investment adviser in 1981. GSAM provides a wide range of fully discretionary investment advisory services, quantitatively driven and actively managed to U.S. and international equity portfolios, U.S. and global fixed-income portfolios, commodity and currency products and money market accounts. As of September 30, 2000, GSAM, along with other units of IMD, had assets under management of over $281.3 billion.



Large Cap Growth Fund is managed by the following individuals: Robert C. Jones; Victor H. Pinter; and Melissa Brown. Mr. Jones, Managing Director, joined the Sub-Adviser as a portfolio manager in 1989. Mr. Pinter, Vice President, joined the sub-adviser as a research analyst in 1989, and became a portfolio manager in 1992. Ms. Brown, Managing Director, joined the sub-adviser as a portfolio manager in 1998. From 1984 to 1998, Ms. Brown was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities.



INVESCO FUNDS GROUP, INC. ("INVESCO")
4530 S. Manoca Street, Denver, Colorado 80237



INVESCO, the investment adviser for the INVESCO family of mutual funds, was founded in 1932 and manages over $26 billion in 47 INVESCO mutual funds as of October 31, 2001. INVESCO is an indirect wholly-owned subsidiary of AMVESCAP PLC, an international investment management company based in London, with money managers located in Europe, North and South America, and the Far East.



Timothy J. Miller is primarily responsible for the day-to-day management of the Mid Cap Growth Fund's portfolio holdings. Mr. Miller is a Chartered Financial Analyst. Mr. Miller is the leader of INVESCO's growth team and the lead portfolio manager. He is Chief Investment Officer, and a senior vice president of INVESCO, which he joined in 1992.



J.P. MORGAN INVESTMENT MANAGEMENT, INC. ("J.P. MORGAN")
522 Fifth Avenue, New York, New York 10036



J.P. Morgan is the sub-adviser for Small Cap Growth Fund. Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan provides asset management services to corporations, financial institutions, governments and individuals. As of June 30, 2000, J.P. Morgan and its affiliates employed over 380 analysts and portfolio managers around the world and had more than $369 billion in assets under management.



Investment decisions are made by a team that consists of portfolio managers and analysts. The team meets regularly to review portfolio holdings and to discuss purchase and sale activities.



NEUBERGER BERMAN MANAGEMENT, INC. ("NB MANAGEMENT")
605 Third Avenue, Second Floor, New York, New York 10158-0180



NB Management is the sub-adviser for MidCap Value Fund. NB Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. As of September 30, 2000, NB Management and its affiliates managed approximately $56.5 billion in aggregate net assets.



Robert I. Gendelman serves as manager of the MidCap Value Fund. Mr. Gendelman is Vice President of the Sub-Adviser and is a managing director of Neuberger Berman, LLC. Mr. Gendelman has been associated with the Sub-Adviser since 1994.



Large Cap Value is managed by a team of investment professionals. In addition to the ongoing activity of portfolio management, the team is responsible for research focused on enhancing the sub-adviser's quantitative process.



SSGA FUNDS MANAGEMENT, INC. ("SSGA FM")
2 International Place, Boston, Massachusetts 02110



SSgA FM is the sub-adviser for the Large Cap Value Fund. SSgA FM, a wholly-owned subsidiary of State Street Corporation, is one of the State Street Global Advisors Companies, constituting all of the investment management business of State Street Corporation. As of September 30, 2001, the State Street Global Advisors Companies had $683 billion under management and SSgA FM had $49 billion under management. The Large Cap Value Fund is managed by a team of investment professionals. In addition to ongoing activity of portfolio management, the team is responsible for research focused on enhancing the sub-adviser's quantitative process.



THOMPSON, SIEGEL & WALMSLEY, INC. ("TS&W")
5000 Monument Avenue, Richmond, Virginia 23230



TS&W became the sub-adviser for International Growth II Fund on July 24, 2000. Jacobs Asset Management, L.P. ("JAM") was the sub-adviser for the Fund from September 1, 1998 through July 24, 2000. The president of JAM, Daniel Jacobs, decided to retire. Therefore, effective July 24, 2000, JAM's parent company, United Asset Management Corporation ("UAM"), merged the assets and business of JAM into another of its subsidiaries, TS&W, located at 5000 Monument Avenue, Richmond, Virginia 23230.



TS&W specializes in the management of large-cap value equities, international equities, and fixed-income assets. As of August 31, 2000, TS&W had approximately $4.6 billion in assets under management. TS&W is the investment advisor for several UAM Funds. UAM was acquired by Old Mutual plc, a UK-based financial services group, in a recent transaction.



The five-person research team responsible for the Fund has an average of twelve years' international equity management

--------------------------------------------------------------------------------


experience and is led by Rob Jurgens. Mr. Jurgens has managed funds for sixteen years. He joined TS&W in July, 2000. Prior to that, he was with Jacobs Assets Management, the Fund's previous sub-adviser, from August 1995 through July, 2000.



HOW VALIC IS PAID FOR ITS SERVICES


Each Fund pays VALIC a fee based on its average daily net asset value. A Fund's net asset value is the total value of the Fund's assets minus any money it owes for operating expenses, such as the fee paid to its Custodian to safeguard the Fund's investments.



Here is a list of the percentages each Fund pays:



                                ADVISORY FEE PAID TO VALIC
FUND NAME                  (AS A % OF AVERAGE DAILY NET ASSETS)
---------                  ------------------------------------
Aggressive Growth          0.10%
  Lifestyle Fund
Capital Appreciation       0.55%
  Fund
Conservative Growth        0.10%
  Lifestyle Fund
Core Bond Fund             0.50% on the first $200 million
                           0.45% on the next $300 million
                           0.40% on assets over $500 million
High Yield Bond Fund       0.70% on the first $200 million
                           0.60% on the next $300 million
                           0.55% on assets over $500 million
International Growth II    0.90% on the first $100 million
  Fund                     0.80% on assets over $100 million
Large Cap Value Fund       0.50%
Mid Cap Growth Fund        0.80% on the first $50 million
                           0.75% on the next $50 million
                           0.70% on the next $150 million
                           0.65% on the next $250 million
                           0.60% on assets over $500 million
Mid Cap Value Fund         0.75% on the first $100 million
                           0.725% on the next $150 million
                           0.70% on the next $250 million
                           0.675% on the next $250 million
                           0.65% on assets over $750 million
Moderate Growth            0.10%
  Lifestyle Fund



                                ADVISORY FEE PAID TO VALIC
FUND NAME                  (AS A % OF AVERAGE DAILY NET ASSETS)
---------                  ------------------------------------
Money Market II Fund       0.25%
Small Cap Growth Fund      0.85%
Small Cap Value Fund       0.75% on the first $50 million
                           0.65% on assets over $50 million
Socially Responsible       0.25%
  Fund
Strategic Bond Fund        0.60% on the first $200 million
                           0.50% on the next $300 million
                           0.45% on assets over $500 million



The Investment Advisory Agreement entered into with each Fund does not limit how much the Funds pay in monthly expenses each year. VALIC agreed to cap certain Fund expenses by waiving a portion of its advisory fee or reimbursing certain expenses, as shown below. Expense caps are net of any expense reduction realized through the use of directed brokerage commissions.



Fund expenses shall be limited for the Funds shown below (expressed as a percentage of average annual net assets) through August 31, 2002:



                                                 MAXIMUM
                                                 EXPENSES
FUND NAME                                       LIMITATION
---------                                       ----------
Capital Appreciation Fund                         0.85%
Core Bond Fund                                    0.77%
High Yield Bond Fund                              0.99%
International Growth II Fund                      1.01%
Large Cap Value Fund                              0.81%
Mid Cap Growth Fund                               0.85%
Mid Cap Value Fund                                1.05%
Moderate Growth Lifestyle Fund                    0.80%
Money Market II Fund                              0.56%
Small Cap Growth Fund                             1.16%
Small Cap Value Fund                              0.95%
Socially Responsible Fund                         0.56%
Strategic Bond Fund                               0.89%



The returns shown in the performance table and bar chart for each Fund would be lower if expenses were not limited.

ACCOUNT INFORMATION
--------------------------------------------------------------------------------


SERIES COMPANY SHARES



The Series Company is an open-end mutual fund and may offer shares of the Funds for sale at any time. However, the Series Company offers shares of the Funds only to registered and unregistered separate accounts of VALIC and its affiliates, or employee thrift plans maintained by VALIC or an affiliate.



BUYING AND SELLING SHARES


As a participant, you do not directly buy shares of the Funds that make up the Series Company. Instead, you buy units in either a registered or unregistered separate account of VALIC or of its affiliates. When you buy these units, you specify the Funds in which you want the separate account to invest your money. The separate account, in turn, buys the shares of the Funds according to your instructions. After you invest in a Fund, you participate in Fund earnings or losses in proportion to the amount of money you invest. See your Contract prospectus for more information on the separate account associated with your contract. When the separate accounts buy, sell, or transfer shares of the Funds, they do not pay any charges related to these transactions. The value of such separate account transactions is based on the next calculation of net asset value after its order is placed with the Fund.



Although the Series Company normally redeems Fund shares for cash, the Series Company has the right to pay separate account assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less.



None of the Funds currently foresees any disadvantages to participants arising out of the fact that it may offer its shares to separate accounts of various insurance companies to serve as the investment medium for their variable annuity and variable life insurance contracts. Nevertheless, the Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more Funds and shares of another Fund may be substituted. This might force a Fund to sell portfolio securities at disadvantageous prices. In addition, the Board of Trustees may refuse to sell shares of any Fund to any separate account or may suspend or terminate the offering of shares of any Fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the Fund.



HOW SHARES ARE VALUED


The prices of the shares for each Fund is based on net asset value ("NAV"). NAV is computed by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.



Portfolio securities and other assets are valued based on market price quotations. If market price quotations are not readily available, securities are valued by a method that reflects fair market value. If a Fund's portfolio includes investments that are not sold often or are not sold on any exchanges, the Series Company's Board of Trustees or its delegate will, in good faith, estimate fair market value of these investments. Some foreign exchanges trade on weekends or other days when the Funds do not price their shares. For Funds with substantial investments in those markets, the NAV of the Fund's shares may change on days when the separate account may not be able to purchase or redeem Fund shares. The amortized cost method is used to determine the values of all the Money Market II Fund's investments and of any other Fund's short-term securities maturing within 60 days. The amortized cost method approximates fair market value.



The Series Company calculates the NAV of each Fund's shares at approximately 4 pm EST each day the New York Stock Exchange is open. The New York Stock Exchange is open Monday through Friday but is closed on certain federal and other holidays.



DIVIDENDS AND CAPITAL GAINS



Dividends from Net Investment Income


Net investment income generally includes stock dividends received and bond interest earned less expenses paid by the Fund. Each Fund pays dividends from net investment income occasionally. Dividends from net investment income are automatically reinvested for you into additional shares of the Fund. The Money Market II Fund pays dividends daily and all other Funds pay dividends quarterly.



Distributions from Capital Gains


When a Fund sells a security for more than it paid for that security, a capital gain results. Once a year, each Fund pays distributions from capital gains, as long as total capital gains exceed total capital losses. Distributions from capital gains are automatically reinvested for you into additional shares of the Fund.



TAX CONSEQUENCES


As the owner of a Contract or a participant under your employer's Contract, you will not be directly affected by the federal income tax consequences of distributions, sales or redemptions of Fund shares. You should consult the prospectus for your Contract for further information concerning the federal income tax consequences to you of investing in the Funds.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


Financial highlights table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, Independent Auditors for the Series Company, whose report is incorporated into the Statement of Additional Information, which is available upon request.



Per share data assumes that you held each share from the beginning to the end of each fiscal year. Total return assumes that you bought additional shares with dividends paid by the Fund. Total returns for periods of less than one year are not annualized.



AGGRESSIVE GROWTH LIFESTYLE FUND

--------------------------------------------------------------------------------


                                                               FISCAL YEAR ENDED AUGUST 31,
                                                              ------------------------------
                                                               2001        2000        1999
                                                              -------     -------     ------
NET ASSET VALUE
Net asset value, beginning of period                          $ 14.89     $ 12.77     $10.00
                                                              ------------------------------
Investment Operations
  Net investment income                                          0.18        0.37       0.08
  Net realized & unrealized gain                                (3.59)       3.31       2.74
                                                              ------------------------------
  Total from investment operations                              (3.41)       3.68       2.82
                                                              ------------------------------
Distributions to Shareholders From:
  Net investment income                                         (0.38)      (1.09)     (0.05)
  Net realized gains                                            (2.28)      (0.47)        --
                                                              ------------------------------
  Total distributions to shareholders                           (2.66)      (1.56)     (0.05)
                                                              ------------------------------
Net Asset Value, end of period                                $  8.82     $ 14.89     $12.77
                                                              ------------------------------
TOTAL RETURN                                                   (25.08)%     29.91%     28.28%
                                                              ------------------------------
RATIOS AND SUPPLEMENTAL DATA
  Expenses to average net assets                                 0.10%       0.10%      0.10%
  Ratio of expenses to average net assets before expense
    reductions                                                   0.10%       0.10%      0.10%
  Net investment income to average net assets                    0.74%       1.07%      0.76%
  Portfolio turnover rate                                         105%         79%         9%
  Number of shares outstanding at end of period (000's)         2,136         938        664
  Net assets at end of year (000's)                           $18,850     $13,963     $8,480

CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------


                                                               FISCAL YEAR ENDED AUGUST 31,
                                                              -------------------------------
                                                               2001        2000        1999
                                                              -------     -------     -------
NET ASSET VALUE
Net asset value, beginning of period                          $ 17.68     $ 13.96     $ 10.00
                                                              -------------------------------
Investment Operations
  Net investment income                                         (0.02)      (0.02)       0.01
  Net realized & unrealized gain                                (7.88)       4.24        3.96
                                                              -------------------------------
  Total from investment operations                              (7.90)       4.22        3.97
                                                              -------------------------------
Distributions to Shareholders From:
  Net investment income                                            --          --       (0.01)
  Net realized gains                                            (0.56)      (0.50)         --
  Return of Capital                                             (0.11)         --          --
                                                              -------------------------------
  Total distributions to shareholders                           (0.67)      (0.50)      (0.01)
                                                              -------------------------------
Net Asset Value, end of period                                $  9.11     $ 17.68     $ 13.96
                                                              -------------------------------
TOTAL RETURN                                                   (45.46)%     30.68%      39.77%
                                                              -------------------------------
RATIOS AND SUPPLEMENTAL DATA
  Expenses to average net assets                                 0.85%       0.86%       0.81%
  Net investment income to average net assets                    1.08%       1.44%       1.44%
  Ratio of net investment income (loss) to average net
    assets                                                      (0.16)%     (0.12)%      0.13%
  Portfolio turnover rate                                          67%         68%         76%
  Number of shares outstanding at end of period (000's)         3,335       2,035       1,383
  Net assets at end of year (000's)                           $30,397     $35,983     $19,309



CONSERVATIVE GROWTH LIFESTYLE FUND

--------------------------------------------------------------------------------


                                                               FISCAL YEAR ENDED AUGUST 31,
                                                              ------------------------------
                                                               2001        2000        1999
                                                              -------     -------     ------
NET ASSET VALUE
Net asset value, beginning of period                          $ 11.33     $ 11.73     $10.00
                                                              ------------------------------
Investment Operations
  Net investment income                                          0.34        0.46       0.25
  Net realized & unrealized gain                                (1.09)       1.59       1.65
                                                              ------------------------------
  Total from investment operations                              (0.75)       2.05       1.90
                                                              ------------------------------
Distributions to Shareholders From:
  Net investment income                                         (0.43)      (0.92)     (0.17)
  Net realized gains                                            (0.68)      (1.53)        --
                                                              ------------------------------
  Total distributions to shareholders                           (1.11)      (2.45)     (0.17)
                                                              ------------------------------
Net Asset Value, end of period                                $  9.47     $ 11.33     $11.73
                                                              ------------------------------
TOTAL RETURN                                                    (6.76)%     19.33%     19.00%
                                                              ------------------------------
RATIOS AND SUPPLEMENTAL DATA
  Expenses to average net assets                                 0.10%       0.10%      0.10%
  Ratio of expenses to average net assets before expense
    reductions                                                   0.10%       0.10%      0.10%
  Net investment income to average net assets                    3.28%       2.99%      2.29%
  Portfolio turnover rate                                         122%         63%        94%
  Number of shares outstanding at end of period (000's)         2,062       1,083        633
  Net assets at end of year (000's)                           $19,527     $12,268     $7,429

CORE BOND FUND

--------------------------------------------------------------------------------


                                                               FISCAL YEAR ENDED AUGUST 31,
                                                              ------------------------------
                                                               2001        2000        1999
                                                              -------     -------     ------
NET ASSET VALUE
Net asset value, beginning of period                          $  9.46     $  9.58     $10.00
                                                              ------------------------------
Investment Operations
  Net investment income                                          0.53        0.61       0.50
  Net realized & unrealized gain                                 0.46       (0.12)     (0.39)
                                                              ------------------------------
  Total from investment operations                               0.99        0.49       0.11
                                                              ------------------------------
Distributions to Shareholders From:
  Net investment income                                         (0.54)      (0.61)     (0.50)
  Net realized gains                                               --          --      (0.03)
                                                              ------------------------------
  Total distributions to shareholders                           (0.54)      (0.61)     (0.53)
                                                              ------------------------------
Net Asset Value, end of period                                $  9.91     $  9.46     $ 9.58
                                                              ------------------------------
TOTAL RETURN                                                    10.81%       5.31%      1.12%
                                                              ------------------------------
RATIOS AND SUPPLEMENTAL DATA
  Expenses to average net assets                                 0.77%       0.80%      0.80%
  Ratio of expenses to average net assets before expense
    reductions                                                   0.99%       1.42%      1.54%
  Net investment income to average net assets                    5.66%       6.39%      5.06%
  Portfolio turnover rate                                         341%        476%       489%
  Number of shares outstanding at end of period (000's)         3,254         573        535
  Net assets at end of year (000's)                           $32,250     $ 5,420     $5,119



HIGH YIELD BOND FUND

--------------------------------------------------------------------------------


                                                               FISCAL YEAR ENDED AUGUST 31,
                                                              -------------------------------
                                                               2001        2000        1999
                                                              -------     -------     -------
NET ASSET VALUE
Net asset value, beginning of period                          $  9.28     $  9.69     $ 10.00
                                                              -------------------------------
Investment Operations
  Net investment income                                          0.88        0.96        0.87
  Net realized & unrealized gain                                (1.12)      (0.41)      (0.31)
                                                              -------------------------------
  Total from investment operations                              (0.24)       0.55        0.56
                                                              -------------------------------
Distributions to Shareholders From:
  Net investment income                                         (0.88)      (0.96)      (0.87)
  Net realized gains                                               --          --          --
                                                              -------------------------------
  Total distributions to shareholders                           (0.88)      (0.96)      (0.87)
                                                              -------------------------------
Net Asset Value, end of period                                $  8.16     $  9.28     $  9.69
                                                              -------------------------------
TOTAL RETURN                                                    (2.20)%      6.01%       5.50%
                                                              -------------------------------
RATIOS AND SUPPLEMENTAL DATA
  Expenses to average net assets                                 0.99%       0.99%       0.98%
  Ratio of expenses to average net assets before expense
    reductions                                                   1.19%       1.62%       1.74%
  Net investment income to average net assets                   10.64%      10.21%       8.51%
  Portfolio turnover rate                                          83%         90%         74%
  Number of shares outstanding at end of period (000's)         2,095         628         557
  Net assets at end of year (000's)                           $17,102     $ 5,830     $ 5,397

INTERNATIONAL GROWTH II FUND

--------------------------------------------------------------------------------


                                                               FISCAL YEAR ENDED AUGUST 31,
                                                              ------------------------------
                                                               2001        2000        1999
                                                              -------     -------     ------
NET ASSET VALUE
Net asset value, beginning of period                          $ 14.79     $ 11.22     $10.00
                                                              ------------------------------
Investment Operations
  Net investment income                                          0.14        0.05       0.13
  Net realized & unrealized gain                                (4.17)       4.16       1.09
                                                              ------------------------------
  Total from investment operations                              (4.03)       4.21       1.22
                                                              ------------------------------
Distributions to Shareholders From:
  Net investment income                                         (0.03)      (0.20)        --
  Net realized gains                                            (0.76)      (0.44)        --
                                                              ------------------------------
  Total distributions to shareholders                           (0.79)      (0.64)        --
                                                              ------------------------------
Net Asset Value, end of period                                $  9.97     $ 14.79     $11.22
                                                              ------------------------------
TOTAL RETURN                                                   (28.14)%     37.31%     12.20%
                                                              ------------------------------
RATIOS AND SUPPLEMENTAL DATA
  Expenses to average net assets                                 1.03%       1.15%      1.13%
  Net investment income to average net assets                    1.50%       1.81%      1.90%
  Ratio of net investment income (loss) to average net
    assets                                                       0.93%       0.31%      1.40%
  Portfolio turnover rate                                          63%         81%        87%
  Number of shares outstanding at end of period (000's)         2,844         792        608
  Net assets at end of year (000's)                           $28,357     $11,715     $6,815



LARGE CAP VALUE FUND

--------------------------------------------------------------------------------


                                                               FISCAL YEAR ENDED AUGUST 31,
                                                              ------------------------------
                                                               2001        2000        1999
                                                              -------     -------     ------
NET ASSET VALUE
Net asset value, beginning of period                          $ 11.60     $ 12.85     $10.00
                                                              ------------------------------
Investment Operations
  Net investment income                                          0.10        0.13       0.13
  Net realized & unrealized gain                                (0.40)       0.65       2.85
                                                              ------------------------------
  Total from investment operations                              (0.30)       0.78       2.98
                                                              ------------------------------
Distributions to Shareholders From:
  Net investment income                                         (0.09)      (0.13)     (0.13)
  Net realized gains                                            (0.07)      (1.90)        --
  Return of Capital                                             (0.04)         --         --
                                                              ------------------------------
  Total distributions to shareholders                           (0.20)      (2.03)     (0.13)
                                                              ------------------------------
Net Asset Value, end of period                                $ 11.10     $ 11.60     $12.85
                                                              ------------------------------
TOTAL RETURN                                                    (2.66)%      7.35%     29.87%
                                                              ------------------------------
RATIOS AND SUPPLEMENTAL DATA
  Expenses to average net assets                                 0.81%       0.81%      0.80%
  Net investment income to average net assets                    1.14%       1.41%      1.51%
  Ratio of net investment income (loss) to average net
    assets                                                       0.98%       1.17%      1.10%
  Portfolio turnover rate                                         106%        142%        93%
  Number of shares outstanding at end of period (000's)         1,846         955        611
  Net assets at end of year (000's)                           $20,482     $11,084     $7,856

MID CAP GROWTH FUND

--------------------------------------------------------------------------------


                                                               FISCAL YEAR ENDED AUGUST 31,
                                                              ------------------------------
                                                               2001        2000        1999
                                                              -------     -------     ------
NET ASSET VALUE
Net asset value, beginning of period                          $ 16.30     $ 12.45     $10.00
                                                              ------------------------------
Investment Operations
  Net investment income                                          0.01       (0.02)     (0.03)
  Net realized & unrealized gain                                (6.74)       5.32       2.48
                                                              ------------------------------
  Total from investment operations                              (6.73)       5.30       2.45
                                                              ------------------------------
Distributions to Shareholders From:
  Net investment income                                         (0.02)         --         --
  Net realized gains                                            (3.27)      (1.45)        --
  Return of Capital                                             (0.08)         --         --
                                                              ------------------------------
  Total distributions to shareholders                           (3.37)      (1.45)        --
                                                              ------------------------------
Net Asset Value, end of period                                $  6.20     $ 16.30     $12.45
                                                              ------------------------------
TOTAL RETURN                                                   (46.99)%     46.25%     24.50%
                                                              ------------------------------
RATIOS AND SUPPLEMENTAL DATA
  Expenses to average net assets                                 0.83%       0.79%      0.77%
  Net investment income to average net assets                    1.38%       1.55%      1.64%
  Ratio of net investment income (loss) to average net
    assets                                                      (0.14)%     (0.20)%    (0.24)%
  Portfolio turnover rate                                         114%         51%        38%
  Number of shares outstanding at end of period (000's)         3,754         783        594
  Net assets at end of year (000's)                           $23,277     $12,770     $7,394



MID CAP VALUE FUND

--------------------------------------------------------------------------------


                                                               FISCAL YEAR ENDED AUGUST 31,
                                                              -------------------------------
                                                               2001        2000        1999
                                                              -------     -------     -------
NET ASSET VALUE
Net asset value, beginning of period                          $ 13.54     $ 13.82     $ 10.00
                                                              -------------------------------
Investment Operations
  Net investment income                                          0.07        0.05        0.08
  Net realized & unrealized gain                                 0.56        3.13        4.11
                                                              -------------------------------
  Total from investment operations                               0.63        3.18        4.19
                                                              -------------------------------
Distributions to Shareholders From:
  Net investment income                                         (0.07)      (0.05)      (0.08)
  Net realized gains                                            (0.56)      (3.41)      (0.29)
                                                              -------------------------------
  Total distributions to shareholders                           (0.63)      (3.46)      (0.37)
                                                              -------------------------------
Net Asset Value, end of period                                $ 13.54     $ 13.54     $ 13.82
                                                              -------------------------------
TOTAL RETURN                                                     4.74%      29.31%      42.38%
                                                              -------------------------------
RATIOS AND SUPPLEMENTAL DATA
  Expenses to average net assets                                 1.05%       1.05%       1.03%
  Net investment income to average net assets                    1.26%       1.64%       1.73%
  Ratio of net investment income (loss) to average net
    assets                                                       0.65%       0.41%       0.73%
  Portfolio turnover rate                                         215%        166%        197%
  Number of shares outstanding at end of period (000's)         4,981       1,286         654
  Net assets at end of year (000's)                           $67,460     $17,411     $ 9,039

MODERATE GROWTH LIFESTYLE FUND

--------------------------------------------------------------------------------


                                                               FISCAL YEAR ENDED AUGUST 31,
                                                              -------------------------------
                                                               2001        2000        1999
                                                              -------     -------     -------
NET ASSET VALUE
Net asset value, beginning of period                          $ 13.42     $ 12.24     $ 10.00
                                                              -------------------------------
Investment Operations
  Net investment income                                          0.30        0.43        0.17
  Net realized & unrealized gain                                (2.11)       2.28        2.18
                                                              -------------------------------
  Total from investment operations                              (1.81)       2.71        2.35
                                                              -------------------------------
Distributions to Shareholders From:
  Net investment income                                         (0.45)      (1.10)      (0.11)
  Net realized gains                                            (1.14)      (0.43)         --
                                                              -------------------------------
  Total distributions to shareholders                           (1.59)      (1.53)      (0.11)
                                                              -------------------------------
Net Asset Value, end of period                                $ 10.02     $ 13.42     $ 12.24
                                                              -------------------------------
TOTAL RETURN                                                   (14.11)%     23.29%      23.52%
                                                              -------------------------------
RATIOS AND SUPPLEMENTAL DATA
  Expenses to average net assets                                 0.10%       0.10%       0.10%
  Ratio of expenses to average net assets before expense
    reductions                                                   0.10%       0.10%       0.10%
  Net investment income to average net assets                    2.23%       2.00%       1.60%
  Portfolio turnover rate                                         109%         72%         13%
  Number of shares outstanding at end of period (000's)         3,194       1,209         845
  Net assets at end of year (000's)                           $31,993     $16,222     $10,349



MONEY MARKET II FUND

--------------------------------------------------------------------------------


                                                               FISCAL YEAR ENDED AUGUST 31,
                                                              -------------------------------
                                                               2001        2000        1999
                                                              -------     -------     -------
NET ASSET VALUE
Net asset value, beginning of period                          $  1.00     $  1.00     $  1.00
                                                              -------------------------------
Investment Operations
  Net investment income                                          0.05        0.06        0.05
                                                              -------------------------------
  Total from investment operations                               0.05        0.06        0.05
                                                              -------------------------------
Distributions to Shareholders From:
  Net investment income                                         (0.05)      (0.06)      (0.05)
  Net realized gains                                               --          --          --
                                                              -------------------------------
  Total distributions to shareholders                           (0.05)      (0.06)      (0.05)
                                                              -------------------------------
Net Asset Value, end of period                                $  1.00     $  1.00     $  1.00
                                                              -------------------------------
TOTAL RETURN                                                     5.07%       5.67%       4.66%
                                                              -------------------------------
RATIOS AND SUPPLEMENTAL DATA
  Expenses to average net assets                                 0.56%       0.56%       0.54%
  Ratio of expenses to average net assets before expense
    reductions                                                   0.71%       1.10%       1.23%
  Net investment income to average net assets                    4.72%       5.65%       4.43%
  Portfolio turnover rate                                           0%        N/A         N/A
  Number of shares outstanding at end of period (000's)        51,979      25,427       9,784
  Net assets at end of year (000's)                           $51,979     $25,427     $ 9,784

SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------


                                                               FISCAL YEAR ENDED AUGUST 31,
                                                              -------------------------------
                                                               2001        2000        1999
                                                              -------     -------     -------
NET ASSET VALUE
Net asset value, beginning of period                          $ 23.24     $ 14.86     $ 10.00
                                                              -------------------------------
Investment Operations
  Net investment income                                         (0.05)      (0.10)      (0.05)
  Net realized & unrealized gain                               (10.38)      10.05        4.96
                                                              -------------------------------
  Total from investment operations                             (10.43)       9.95        4.91
                                                              -------------------------------
Distributions to Shareholders From:
  Net investment income                                            --          --          --
  Net realized gains                                            (2.12)      (1.57)      (0.05)
                                                              -------------------------------
  Total distributions to shareholders                           (2.12)      (1.57)      (0.05)
                                                              -------------------------------
Net Asset Value, end of period                                $ 10.69     $ 23.24     $ 14.86
                                                              -------------------------------
TOTAL RETURN                                                   (46.44)%     68.91%      48.82%
                                                              -------------------------------
RATIOS AND SUPPLEMENTAL DATA
  Expenses to average net assets                                 1.16%       1.16%       1.11%
  Net investment income to average net assets                    1.40%       1.71%       1.78%
  Ratio of net investment income (loss) to average net
    assets                                                      (0.49)%     (0.64)%     (0.45)%
  Portfolio turnover rate                                         111%        133%        126%
  Number of shares outstanding at end of period (000's)         2,574       1,463         730
  Net assets at end of year (000's)                           $27,523     $34,000     $10,843



SMALL CAP VALUE FUND

--------------------------------------------------------------------------------


                                                               FISCAL YEAR ENDED AUGUST 31,
                                                              ------------------------------
                                                               2001        2000        1999
                                                              -------     -------     ------
NET ASSET VALUE
Net asset value, beginning of period                          $ 11.73     $ 10.48     $10.00
                                                              ------------------------------
Investment Operations
  Net investment income                                          0.13        0.15       0.13
  Net realized & unrealized gain                                 1.09        1.60       0.61
                                                              ------------------------------
  Total from investment operations                               1.22        1.75       0.74
                                                              ------------------------------
Distributions to Shareholders From:
  Net investment income                                         (0.13)      (0.15)     (0.13)
  Net realized gains                                            (1.46)      (0.35)     (0.13)
                                                              ------------------------------
  Total distributions to shareholders                           (1.59)      (0.50)     (0.26)
                                                              ------------------------------
Net Asset Value, end of period                                $ 11.36     $ 11.73     $10.48
                                                              ------------------------------
TOTAL RETURN                                                    11.99%      17.53%      7.34%
                                                              ------------------------------
RATIOS AND SUPPLEMENTAL DATA
  Expenses to average net assets                                 0.95%       0.98%      0.96%
  Net investment income to average net assets                    1.55%       1.69%      1.75%
  Ratio of net investment income (loss) to average net
    assets                                                       1.18%       1.36%      1.28%
  Portfolio turnover rate                                         100%         97%       102%
  Number of shares outstanding at end of period (000's)         2,677         462        612
  Net assets at end of year (000's)                           $30,403     $ 5,421     $6,414

SOCIALLY RESPONSIBLE FUND

--------------------------------------------------------------------------------


                                                               FISCAL YEAR ENDED AUGUST 31,
                                                              -------------------------------
                                                               2001        2000        1999
                                                              -------     -------     -------
NET ASSET VALUE
Net asset value, beginning of period                          $ 14.16     $ 12.88     $ 10.00
                                                              -------------------------------
Investment Operations
  Net investment income                                          0.13        0.13        0.14
  Net realized & unrealized gain                                (3.56)       1.74        3.45
                                                              -------------------------------
  Total from investment operations                              (3.43)       1.87        3.59
                                                              -------------------------------
Distributions to Shareholders From:
  Net investment income                                         (0.13)      (0.13)      (0.14)
  Net realized gains                                            (1.14)      (0.46)      (0.57)
                                                              -------------------------------
  Total distributions to shareholders                           (0.27)      (0.59)      (0.71)
                                                              -------------------------------
Net Asset Value, end of period                                $ 10.46     $ 14.16     $ 12.88
                                                              -------------------------------
TOTAL RETURN                                                   (24.43)%     14.77%      36.27%
                                                              -------------------------------
RATIOS AND SUPPLEMENTAL DATA
  Expenses to average net assets                                 0.56%       0.56%       0.55%
  Ratio of expenses to average net assets before expense
    reductions                                                   0.76%       1.15%       1.23%
  Net investment income to average net assets                    1.07%       0.99%       1.10%
  Portfolio turnover rate                                          58%         40%         29%
  Number of shares outstanding at end of period (000's)         1,111       1,009         800
  Net assets at end of year (000's)                           $11,612     $14,276     $10,304



STRATEGIC BOND FUND

--------------------------------------------------------------------------------


                                                               FISCAL YEAR ENDED AUGUST 31,
                                                              -------------------------------
                                                               2001        2000        1999
                                                              -------     -------     -------
NET ASSET VALUE
Net asset value, beginning of period                          $  9.82     $  9.86     $ 10.00
                                                              -------------------------------
Investment Operations
  Net investment income                                          0.77        0.81        0.69
  Net realized & unrealized gain                                (0.23)      (0.01)      (0.16)
                                                              -------------------------------
  Total from investment operations                               0.54        0.80        0.53
                                                              -------------------------------
Distributions to Shareholders From:
  Net investment income                                         (0.76)      (0.84)      (0.65)
  Net realized gains                                               --          --       (0.02)
                                                              -------------------------------
  Total distributions to shareholders                           (0.76)      (0.84)      (0.67)
                                                              -------------------------------
Net Asset Value, end of period                                $  9.60     $  9.82     $  9.86
                                                              -------------------------------
TOTAL RETURN                                                     5.90%       8.43%       5.33%
                                                              -------------------------------
RATIOS AND SUPPLEMENTAL DATA
  Expenses to average net assets                                 0.89%       0.89%       0.88%
  Ratio of expenses to average net assets before expense
    reductions                                                   1.09%       1.51%       1.64%
  Net investment income to average net assets                    8.68%       8.27%       6.76%
  Portfolio turnover rate                                          69%        100%        143%
  Number of shares outstanding at end of period (000's)         1,574         598         537
  Net assets at end of year (000's)                           $15,113     $ 5,870     $ 5,296

INTERESTED IN LEARNING MORE?

--------------------------------------------------------------------------------


The Statement of Additional Information incorporated by reference into this prospectus contains additional information about the Series Company's operations.



Further information about the Funds' investments is available in the Series Company's annual and semi-annual reports to shareholders. The Series Company's annual report discusses market conditions and investment strategies that significantly affected the Series Company's performance results during its last fiscal year.



VALIC can provide you with a free copy of these materials or other information about the Series Company. You may reach VALIC by calling 1-800-448-2542 or by writing to 2929 Allen Parkway, Houston, Texas 77019.



The Securities and Exchange Commission also maintains copies of these documents:



    - To view information online: Access the SEC's web site at http://www.sec.gov.



    - To review a paper filing or to request that documents be mailed to you, contact the SEC by writing to: SEC Public Reference Room, Washington, D.C. 20549-0102; or call the SEC at: 1-800-SEC-0330.



A duplicating fee will be assessed for all copies provided.



Investment Company Act filing number 811-08789


VA--10832 VER 12/01

                 NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II
              NORTH AMERICAN - AG AGGRESSIVE GROWTH LIFESTYLE FUND
             NORTH AMERICAN - AG CONSERVATIVE GROWTH LIFESTYLE FUND
                       NORTH AMERICAN - AG CORE BOND FUND
                    NORTH AMERICAN - AG HIGH YIELD BOND FUND
               NORTH AMERICAN - AG MODERATE GROWTH LIFESTYLE FUND
                     NORTH AMERICAN - AG 2 MONEY MARKET FUND
                  NORTH AMERICAN - AG SOCIALLY RESPONSIBLE FUND
                     NORTH AMERICAN - AG STRATEGIC BOND FUND
               NORTH AMERICAN-GOLDMAN SACHS LARGE CAP GROWTH FUND
                    NORTH AMERICAN INTERNATIONAL GROWTH FUND
                    NORTH AMERICAN-INVESCO MIDCAP GROWTH FUND
                NORTH AMERICAN-J.P. MORGAN SMALL CAP GROWTH FUND
                NORTH AMERICAN-NEUBERGER BERMAN MIDCAP VALUE FUND
                       NORTH AMERICAN SMALL CAP VALUE FUND
                NORTH AMERICAN-STATE STREET LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                                     PART B

                                DECEMBER 28, 2001



This Statement of Additional Information is not a prospectus and contains information in addition to that in the Prospectus for North American Funds Variable Product Series II (the "Series Company" or "NAFV II"). It should be read in conjunction with the Prospectus. The Statement of Additional Information and the related Prospectus are dated December 28, 2001. For an individual interested in a variable annuity contract issued by The Variable Annuity Life Insurance Company ("VALIC" or "Adviser"), a Prospectus may be obtained by calling 1-800-448-2542 or writing the Series Company or American General Distributors, Inc. (the "Distributor") at 2929 Allen Parkway, Houston, Texas 77019. Shares in the Series Company are available to the public only through the purchase of certain variable annuity contracts or variable life insurance policies issued and employee thrift plans maintained by VALIC and its affiliates.



Effective January 1, 2002, North American Funds Variable Product Series II will change its name to VALIC Company II. The name of each Fund will change. The table below lists each Fund's former name and new name:




              AS SHOWN IN THIS STATEMENT OF ADDITIONAL INFORMATION



           OLD FUND NAME                              NEW FUND NAME
North American-AG Aggressive Growth Lifestyle Fund    Aggressive Growth Lifestyle Fund
North American-Goldman Sachs Large Cap Growth Fund    Capital Appreciation Fund
North American-AG Conservative Growth Lifestyle Fund  Conservative Growth Lifestyle Fund
North American-AG Core Bond Fund                      Core Bond Fund
North American-AG High Yield Bond Fund                High Yield Bond Fund
North American International Growth Fund              International Growth II Fund
North American-State Street Large Cap Value Fund      Large Cap Value Fund
North American-INVESCO MidCap Growth Fund             Mid Cap Growth Fund
North American-Neuberger Berman MidCap Fund           Mid Cap Value Fund
North American-AG Moderate Growth Lifestyle Fund      Moderate Growth Lifestyle Fund
North American-AG 2 Money Market Fund                 Money Market II Fund
North American-J.P. Morgan Small Cap Growth           Small Cap Growth Fund
North American Small Cap Value Fund                   Small Cap Value Fund
North American-AG Socially Responsible Fund           Socially Responsible Fund
North American-AG Strategic Bond Fund                 Strategic Bond Fund



New names will be used for the remainder of this document.

                                TABLE OF CONTENTS



                                                                         Page
General Information and History                                            4
Performance and Yield Information                                          4
Investment Restrictions                                                    6
 Aggressive Growth Lifestyle Fund                                          6
 Capital Appreciation Fund                                                 8
 Conservative Growth Lifestyle Fund                                        6
 Core Bond Fund                                                            6
 High Yield Bond Fund                                                      6
 International Growth II Fund                                              7
 Large Cap Value Fund                                                      9
 Mid Cap Growth Fund                                                       9
 Mid Cap Value Fund                                                       10
 Moderate Growth Lifestyle Fund                                            6
 Money Market II Fund                                                     11
 Small Cap Growth Fund                                                    12
 Small Cap Value Fund                                                     12
 Socially Responsible Fund                                                13
 Strategic Bond Fund                                                       6
Non-Fundamental Restrictions                                              14
Operating Policies                                                        15
Investment Practices                                                      16
 Adjustable Rate Securities                                               16
 American Depositary Receipts ("ADRS")                                    16
 Asset-Backed Securities                                                  16
 Bank Obligations                                                         17
 Convertible Securities                                                   17
 Emerging Markets                                                         18
 Eurodollar Obligations                                                   18
 Fixed Income Securities                                                  19
 Foreign Currency Exchange Transactions and Forward Contracts             19
 Foreign Securities                                                       21
 Illiquid Securities                                                      21
 Lending Portfolio Securities                                             21
 Loan Participation                                                       22
 Lower Rated Debt Securities                                              22
 Mortgage-Related Securities                                              23
 Mortgage Pass-Through Securities                                         23
 Options & Futures Contracts                                              26
 Real Estate Securities and Real Estate Investment Trusts                 32
 Repurchase Agreements                                                    33
 Reverse Repurchase Agreements                                            33
 Rule 144A Securities                                                     34
 Standard and Poor's Depositary Receipts                                  34
 Swap Agreements                                                          34
 Warrants                                                                 35
 When-Issued Securities                                                   35
Investment Adviser                                                        36
 Code of Ethics                                                           37
Investment Sub-advisers                                                   38
Service Agreements                                                        39
Portfolio Turnover                                                        40
Portfolio Transactions and Brokerage                                      40
Determination of Net Asset Value                                          43
Accounting and Tax Treatment                                              44
 Subchapter M of the Internal Revenue Code of 1986                        44

 Section 817(h) of the Code                                               45
Other Information                                                         46
 Shareholder Reports                                                      46
 Voting and Other Rights                                                  46
 Custody of Assets                                                        46
 Bond Ratings                                                             47
 Description of Commercial Paper Ratings                                  48
 Independent Auditors                                                     48
Management of the Series Company                                          49
Compensation of Non-Affiliated Trustees                                   51

                         GENERAL INFORMATION AND HISTORY



VALIC Company II (formerly known as NAFV II) (the "Series Company") was organized as a Delaware business trust on May 6, 1998, by VALIC and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end, management investment company. Pursuant to an Investment Advisory Agreement with the Series Company and subject to the authority of the Series Company's Board of Trustees, VALIC serves as the Series Company's investment adviser and conducts the business and affairs of the Series Company. Additionally, VALIC has engaged investment sub-advisers (hereinafter referred to as "Sub-adviser" or, collectively with VALIC as the "Advisers") to provide investment sub-advisory services for some of the Funds subject to VALIC's control, direction and supervision. The Series Company consists of fifteen separate investment portfolios (hereinafter collectively referred to as the "Funds" or individually as a "Fund"), each of which is, in effect, a separate mutual fund issuing its own separate class of shares of beneficial interest.



The Series Company issues shares of interest of each Fund to registered and unregistered separate accounts of VALIC and its affiliates to fund variable annuity or variable life contracts (the "Contracts"). Currently the Series Company acts as an investment vehicle for assets of VALIC's Separate Account, a unit investment trust registered as an investment company under the 1940 Act. Additionally, retirement plans maintained by VALIC and American General Corporation may own shares of certain of the Funds.

                        PERFORMANCE AND YIELD INFORMATION

AVERAGE ANNUAL TOTAL RETURN

Average Annual Total Return quotations for periods of 1, 5, and 10 years, or since inception of a mutual fund, discretionary account or composite, are calculated according to the following formula:

                   (n)
            P (1+T)    = ERV

            Where:

            P           =  A hypothetical initial Purchase Payment of $1,000.
            T           =  Average annual total return.
            N           =  Number of years.
            ERV         =  Ending redeemable value of a hypothetical $1,000
                           Purchase Payment made at the beginning of the first period.

Average Annual Total Return reflects the deduction of mutual fund, discretionary account or composite expenses and assumes that all dividends and distributions are reinvested when paid.

SEVEN DAY YIELDS

The Money Market II Fund may quote a Seven Day Current Yield and a Seven Day Effective Yield. The Seven Day Current Yield is calculated by determining the total return for the current seven day period ("based period return") and annualizing the base period return by dividing by seven days, then multiplying the result by 365 days. The Seven Day Effective Yield annualizes the base period return while compounding weekly the base period return according to the following formula:

                                                                     365/7
            Seven Day Effective Yield     = [(Base Period Return + 1)     -1]

30 DAY CURRENT YIELD

The High Yield Bond Fund, Strategic Bond Fund and Core Bond Fund may quote a 30 Day Current Yield which is determined based on the current 30 day period, according to the following standardized formula:
                                   6
Yield       =           2[(1 + NII) -1]
                        ---------------
                                     S X NAV
Where:

            NII         = Net investment income (interest income, plus
                          dividend income, plus other income, less fund
                          expenses.
            S           = Average daily shares outstanding.
            NAV         = Net asset value per share on the last day of the
                          period.


                           ANNUAL AVERAGE TOTAL RETURN
                              AS OF AUGUST 31, 2001


                                                              SINCE INCEPTION
FUND NAME                                       ONE YEAR           (09/21/98)
---------                                       --------      ---------------
Aggressive Growth Lifestyle Fund                 -25.08%                7.29%
Capital Appreciation Fund                        -45.46%               -0.54%
Conservative Growth Lifestyle Fund                -6.76%                9.06%
Core Bond Fund                                    10.81%                5.33%
High Yield Bond Fund                              -2.20%                3.06%
International Growth II Fund                     -28.14%                5.64%
Large Cap Value Fund                              -2.66%                8.38%
Mid Cap Growth Fund                              -46.99%               -3.44%
Mid Cap Value Fund                                 4.74%               22.95%
Moderate Growth Lifestyle Fund                   -14.11%                8.60%
Money Market II Fund                               5.07%                5.24%
Small Cap Growth Fund                            -46.44%                7.91%
Small Cap Value Fund                              11.99%               11.12%
Socially Responsible Fund                        -24.43%                3.57%
Strategic Bond Fund                                5.90%                6.24%


Because you invest in a Fund through an annuity contract, you should be aware the performance presented does not reflect contract charges or separate account charges which will reduce Fund values which are available to Participants. Information about separate account performance is available in the applicable contract prospectus.

DISTRIBUTION RATE CALCULATION

The Funds may advertise a non-standardized distribution rate. The distribution rate may be calculated as frequently as daily, based on the latest normal dividend paid. The latest dividend is annualized by multiplying the dividend by a factor based on the dividend frequency (12 for monthly or 4 for quarterly). The result is then divided by the higher of the current net asset value or the maximum offering price. For example, a bond fund may pay a monthly dividend of
0.04536. This is multiplied by 12 since it is a monthly dividend. The result, 0.54432, is divided by the offering price of $9.89. That equals a distribution rate of 5.50%.

The distribution rate measures the level of the ordinary income, including short-term capital gains, that is actually paid out to investors. This is different from fund yield, which is a measure of the income earned by a fund's investments, but which may not be directly paid out to investors. Total return measures the income earned, as does the yield, but also measures the effect of any realized or unrealized appreciation or depreciation of the fund's investments.

                             INVESTMENT RESTRICTIONS

The Funds have each adopted certain fundamental investment restrictions which, unlike the other investment objective(s), policies, and investment program of each Fund, may only be changed with the consent of a majority of the outstanding voting securities of the particular Fund. The 1940 Act defines such a majority as the lesser of (1) 67% or more of the voting securities present in person or by proxy at a shareholders' meeting, if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or
(2) more than 50% of a Fund's outstanding voting securities. Also, certain of the Funds have non-fundamental investment restrictions, which may be changed by the Series Company's Board of Trustees without shareholder approval.

The fundamental and, in certain cases, non-fundamental, investment restrictions of each Fund are listed below. The percentage limitations referenced in some of the restrictions are to be determined at the time of purchase. However, percentage limitations for illiquid securities and borrowings apply at all times. Calculation of each Fund's total assets for compliance with any of the investment restrictions or any other investment restrictions will not include cash collateral held in connection with securities lending activities.

In applying the limitations on investments in any one industry (concentration), the Funds may use industry classifications based, where applicable, on industry classification guides such as Baseline, Bridge Information Systems, Reuters, or S & P Stock Guide, information obtained from Bloomberg L.P. and Moody's International, or Barra, and/ or the prospectus of the issuing company. Further, regarding the securities of one or more issuers conducting their principal business activities in the same industry: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments, (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and (d) personal credit and business credit businesses will be considered separate industries.


FUNDAMENTAL INVESTMENT RESTRICTIONS

            AGGRESSIVE GROWTH LIFESTYLE FUND
            CONSERVATIVE GROWTH LIFESTYLE FUND
            MODERATE GROWTH LIFESTYLE FUND

As a matter of fundamental policy, the Aggressive Growth Lifestyle Fund, the Moderate Growth Lifestyle Fund and the Conservative Growth Lifestyle Fund may not:

            (1)    Issue senior securities.

            (2) Borrow money, except to the extent permitted by applicable law, and provided that the Fund may not purchase additional securities if borrowings exceed 5% of total assets.

            (3)    Underwrite the securities of other issuers.

            (4) Purchase real estate or real estate mortgage loans, although the underlying mutual funds in which a Fund will invest may purchase marketable securities of companies which deal in real estate, real estate mortgage loans or interests therein.
            (5)    Purchase or sell commodities or commodity contracts.

            (6) Make loans except by purchasing bonds, debentures or similar obligations which are either publicly distributed or customarily purchased by institutional investors.

            (7) Invest more than 25% of its assets in any one industry, other than Funds that are part of the Series Company.


            HIGH YIELD BOND FUND
            STRATEGIC BOND FUND
            CORE BOND FUND

As a matter of fundamental policy, the High Yield Bond Fund, the Strategic Bond Fund and the Core Bond Fund may not:

         (1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer; except that a Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. As a matter of operating policy, the Series Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.

         (2) (a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow from banks or enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, unless immediately after each borrowing there is asset coverage of 300%.

         (3) Acquire real estate or real estate contracts, although a Fund may acquire obligations that are secured by real estate or securities issued by companies investing in real estate, such as real estate investment trusts.

         (4) Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.

         (5) Lend money, except by purchasing debt obligations in which a Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.

         (6) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

         (7) Lend its portfolio securities to broker-dealers and other financial institutions in an amount in excess of 33 1/3% of the value of a Fund's total assets.

         (8) Invest more than 25% of its total assets in issuers primarily engaged in a single industry (excluding the U.S. Government or any of its agencies or instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by a Fund but includes a Fund's pro rata portion of the securities and other assets owned by any such company.


         INTERNATIONAL GROWTH II FUND

As a matter of fundamental policy, the International Growth II Fund may not:

         (1) With respect to 75% of its total assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities); except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by
                  (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

         (2) With respect to 75% of its total assets, purchase more than 10% of any class of the outstanding voting securities of any issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

         (3) Invest more than 20% of its total assets in companies within a single industry, provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company. There are no limitations on investments made in instruments issued or guaranteed by the U.S. Government and its agencies.

         (4) Make loans except by purchasing debt securities in accordance with its investment objective and policies or entering into repurchase agreements, or by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as the loans are made in compliance with the 1940 Act, as amended, or the rules and regulations or interpretations of the Securities and Exchange Commission ("SEC").

         (5) Borrow, except (i) from banks; (ii) to enter into reverse repurchase agreements or to employ similar investment techniques, and pledge its assets in connection therewith; and
                  (iii) as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33 1/3% of the Fund's total assets valued at the lower of market or cost. If borrowings exceed 5% of the Fund's total assets, the Fund will not purchase additional securities.

         (6) Invest in physical commodities or contracts on physical commodities.

         (7) Purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate.

         (8)      Underwrite the securities of other issuers.

         (9) Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into repurchase transactions.


         CAPITAL APPRECIATION FUND

As a matter of fundamental policy, the Capital Appreciation Fund may not:

         (1) Make any investment inconsistent with the Fund's classification as a diversified company under the 1940 Act.

         (2) Invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

         (3) Borrow money, except (a) the Fund may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) the Fund may purchase securities on margin to the extent permitted by applicable law and (e) the Fund may engage in transactions in mortgage dollar rolls which are accounted for as financings.

         (4) Make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable laws but not to exceed 33 1/3% of the Fund's total assets.

         (5) Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting.

         (6) Purchase, hold or deal in real estate, although the Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by a Fund as a result of the ownership of securities.

         (7) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

         (8) Issue senior securities to the extent such issuance would violate applicable law.


         LARGE CAP VALUE FUND

As a matter of fundamental policy, the Large Cap Value Fund may not:

         (1) Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the U.S. Government, its agencies and instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

         (2) Borrow money, except to enter into reverse repurchase agreements and employ similar investment techniques and pledge its assets in connection therewith, and as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33 1/3% of the current value of the Fund's total assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase investments once borrowed funds(including reverse repurchase agreements) exceed 5% of its total assets.

         (3) With respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the U.S. Government, its agencies, and instrumentalities), if immediately after and as a result of such investment the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

         (4) Make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into repurchase agreements or reverse repurchase agreements. The Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33 1/3% of the value of the Fund's total assets.

         (5) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

         (6) Purchase or sell real estate or real estate mortgage loans; provided, however, that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

         (7) Engage in the business of underwriting securities issued by others, except that the Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restriction on disposition.

         (8) Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.


            MID CAP GROWTH FUND

As a matter of fundamental policy, the Mid Cap Growth Fund may not:

         (1) With respect to 75% of the Fund's total assets, or as allowed by federal law, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities or of any class of securities of any one issuer (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to these limitations); except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

         (2) Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to these limitations); provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

         (3) Invest in interests in real estate, real estate mortgage loans, real estate limited partnerships, oil, gas or other mineral exploration or development programs or leases, except that the Fund may invest in the readily marketable securities of companies which own or deal in such things.

         (4) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities.

         (5) Make loans of money, except that the Fund may invest in repurchase agreements.

         (6) Issue senior securities as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into repurchase transactions.

         (7) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

         (8) Lend its portfolio securities to broker-dealers and other financial institutions in an amount in excess of 33 1/3% of the value of the Fund's total assets.

         (9) The Fund may borrow money, pledge assets, and enter into reserve repurchase agreements, or employ similar investment techniques, as permitted by applicable law, provided the borrowing does not exceed 33 1/3% of the Fund's total assets.

         MID CAP VALUE FUND

As a matter of fundamental policy, the Mid Cap Value Fund may not:

         (1) Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements and employ similar investment techniques, and pledge its assets in connection therewith, for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 33 1/3% of the value of the Fund's total assets, the Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

         (2) Purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind. For purposes of the limitations on commodities, the Fund does not consider foreign currencies or forward contracts to be physical commodities.

         (3) With respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

         (4) Purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

         (5) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or
                  (ii) by engaging in repurchase agreements.

         (6) Purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

         (7)      Issue senior securities, except as permitted under the 1940
                  Act.

         (8) Underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the 1933 Act.

         MONEY MARKET II FUND

As a matter of fundamental policy, the Money Market II Fund may not:

         (1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. As a matter of operating policy, the Series Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.

         (2) (a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow money, enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, except to the extent permitted by applicable law, and provided that the Fund will not purchase additional securities if borrowings exceed 5% of total assets.

         (3) Acquire real estate or real estate contracts, although the Fund may acquire obligations that are secured by real estate or securities issued by companies investing in real estate, such as real estate investment trusts.

         (4) Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.

         (5) Lend money, except by purchasing debt obligations in which the Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements. (6) Lend its portfolio securities to broker-dealers and other financial institutions in an amount in excess of 33 1/3% of the value of the Fund's total assets.

         (7)      Purchase or sell commodity contracts.

         (8) Invest more than 25% of the value of its total assets in the securities of issuers primarily engaged in any one industry, except investments in obligations issued or guaranteed by the

                  U.S. Government, its agencies, or instrumentalities, provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.



         SMALL CAP GROWTH FUND

As a matter of fundamental policy, the Small Cap Growth Fund may not:

         (1) Make any investment inconsistent with the Fund's classification as a diversified investment company under the 1940 Act; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or
                  (iii) an exemption or other relief from the provisions of the 1940 Act.

         (2) Invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities); provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

         (3) Issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder.

         (4) Borrow money, enter into reverse repurchase agreements, or employ similar investment techniques, and pledge, assets in connection therewith, except to the extent permitted by applicable law, and provided that the Fund will not purchase additional securities if borrowings exceed 5% of total assets.

         (5) Underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities may be deemed an underwriter within the meaning of the 1933 Act.

         (6) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in (a) securities directly or indirectly secured by real estate, or
                  (b) securities issued by issuers that invest in real estate.

         (7) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

         (8) Make loans to other persons, except in accordance with the Fund's investment objectives and policies and to the extent permitted by applicable law.

         SMALL CAP VALUE FUND

As a matter of fundamental policy, the Small Cap Value Fund may not:

         (1) Borrow money or mortgage or hypothecate assets of the Fund, except that in an amount not to exceed 1/3 of the current value of the total Fund's assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute. If borrowings exceed 5% of the Fund's total assets, the Fund will not purchase additional securities.

         (2) Underwrite securities issued by other persons except insofar as the Series Company (or the Fund) may technically be deemed an underwriter under the 1933 Act in selling a portfolio security.

         (3) Make loans to other persons except: (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 33 1/3% of the Fund's total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately.

         (4) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), in the ordinary course of business (except that the Series Company may hold and sell, for the Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities and the securities of companies that deal in real estate).

         (5) Invest more than 25% of its total assets in issuers primarily engaged in a single industry (excluding the U.S. Government or any of its agencies or instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

         (6)      Issue any senior security (as that term is defined in the 1940
                  Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

         (7) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

         SOCIALLY RESPONSIBLE FUND

As a matter of fundamental policy, the Socially Responsible Fund may not:

         (1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. As a matter of operating policy, the Series Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.

         (2) (a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow money, enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, except to the extent permitted by applicable law, and provided that the Fund will not purchase additional securities if borrowings exceed 5% of total assets.

         (3) Acquire real estate or real estate contracts, although the Fund may acquire obligations that are secured by real estate or securities issued by companies investing in real estate, such as real estate investment trusts.

         (4) Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.

         (5) Lend money, except by purchasing debt obligations in which a Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.

         (6) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

         (7) Lend its portfolio securities to broker-dealers and other financial institutions in an amount in excess of 33 1/3% of the value of the Fund's total assets.

         (8) Enter into financial futures contracts (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions at the time such positions were established plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.

         (9) Invest more than 25% of the value of its total assets in the securities of issuers primarily engaged in any one industry (excluding the U.S. Government or any of its agencies or instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.


NON-FUNDAMENTAL RESTRICTIONS

         The following restrictions apply to each Fund unless noted otherwise:

1. Control of Companies. Each Fund may not invest in companies for the purpose of exercising management control or influence, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated thereunder, as amended from time to time, or (iii) an exemption or similar relief from the provisions of the 1940 Act.

2. Illiquid Securities. Each Fund (other than the Lifestyle Funds) may not invest more than 15% (10% for the Money Market II Fund) of its net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days, stripped mortgage securities and inverse floaters, but excluding variable amount master demand notes and liquid Rule 144A securities. The Lifestyle Funds may not invest in illiquid securities. This restriction on illiquid investments is applicable at all times.



3. Foreign Securities. To the extent consistent with their respective investment objectives, each of the Funds as noted in the Limit List below may invest in foreign securities. ADRs and U.S. dollar-denominated securities of foreign issuers are excluded from such percentage limitation for each Fund other than the Mid Cap Growth Fund. With respect to the Mid Cap Growth Fund and the Strategic Bond Fund, ADRs, U.S. dollar-denominated securities of foreign issuers and Canadian securities are excluded from such percentage limitations.

         100%              International Growth II Fund

         50%               Strategic Bond Fund


         40%               Core Bond Fund

         35%               High Yield Bond Fund
                           Large Cap Value Fund

         25%               Mid Cap Growth Fund
                           Small Cap Value Fund
                           Small Cap Growth

         20%               Capital Appreciation
                           Mid Cap Value Fund

                           Money Market II Fund (payable in U.S. Dollars) Socially Responsible Fund


         0%                Lifestyle Funds*

*Each Fund invests indirectly in equity securities of international companies.


4. Margin. The Fund may not purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by the Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

5. Short Sales. Each of the Funds other than the Lifestyle Funds and the Money Market II Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or has the right to acquire through the conversion of exchange of other securities it owns, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

6. Investment Companies. The Fund may invest in securities issued by other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act. (See Operating Policies below for additional information on investment company security investment restrictions.)



OPERATING POLICIES



1. ASSET-BACKED SECURITIES
All Funds: A Fund will only invest in fixed-income asset-backed securities rated, at the time of purchase, in the same quality range as its other permissible investments.




2. SINGLE INVESTMENT COMPANIES
All Funds: Unless otherwise permitted by the 1940 Act, no Fund may invest more than 5% of total assets in a single investment company.




3. TOTAL INVESTMENT COMPANY INVESTMENT
All Funds: Unless otherwise permitted by the 1940 Act, no Fund may invest more than 10% of total assets in investment company securities.




4. SINGLE INVESTMENT COMPANY VOTING SECURITIES
All Funds: Unless otherwise permitted by the 1940 Act, no Fund may invest more than 3% of total assets in the voting securities of a single investment company.



5. CERTIFICATES OF DEPOSIT AND BANKERS ACCEPTANCES
All Funds: The Funds limit investments in U.S. certificates of deposit and bankers acceptances to obligations of U.S. banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or where deposits are insured by the Federal Deposit Insurance Corporation. A Fund may also invest in certificates of deposit of savings and loan associations (federally or state chartered and federally insured) having total assets in excess of $1 billion.

6. FUTURES CONTRACTS - INITIAL MARGIN DEPOSITS
All Funds: To the extent that a Fund holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margins and premiums required to establish such positions will not exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts into which it has entered.




                              INVESTMENT PRACTICES

ADJUSTABLE RATE SECURITIES
Each of the Funds may invest in adjustable rate money market securities. Adjustable rate securities (i.e., variable rate and floating rate instruments) are securities that have interest rates that are adjusted periodically, according to a set formula. The maturity of some adjustable rate securities may be shortened under certain special conditions described more fully below.

Variable rate instruments are obligations (usually certificates of deposit) that provide for the adjustment of their interest rates on predetermined dates or whenever a specific interest rate changes. A variable rate instrument whose principal amount is scheduled to be paid in 13 months or less is considered to have a maturity equal to the period remaining until the next readjustment of the interest rate. Many variable rate instruments are subject to demand features which entitle the purchaser to resell such securities to the issuer or another designated party, either (1) at any time upon notice of usually 30 days or less, or (2) at specified intervals, not exceeding 13 months, and upon 30 days' notice. A variable rate instrument subject to a demand feature is considered to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

Floating rate instruments (generally corporate notes, bank notes, or Eurodollar certificates of deposit) have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The maturity of a floating rate instrument is considered to be the period remaining until the principal amount can be recovered through demand.

AMERICAN DEPOSITARY RECEIPTS ("ADRS")
ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank and traded on a United States exchange or in an over-the-counter market. Generally, ADRs are in registered form. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers. This limits the Funds' exposure to foreign exchange risk. All of the Funds, except Money Market II Fund, may purchase ADRs.

ASSET-BACKED SECURITIES
Each of the Funds may invest in asset-backed securities (unrelated to first mortgage loans) that represent fractional interests in pools of retail installment loans, both secured (such as certificates for automobile receivables) and unsecured, and leases, or revolving credit receivables both secured and unsecured (such as credit card receivable securities). These assets are generally held by a trust and payments of principal and interest, or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying loans, leases, or receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying loans, leases or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objective(s) and policies, a Fund may invest in other asset-backed securities that may be developed in the future.

BANK OBLIGATIONS

Each Fund, other than the Lifestyle Funds, may invest in bank obligations. Bank obligations in which the Funds may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.



The Funds limit investments in United States bank obligations to obligations of United States banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. A Fund also may invest in certificates of deposit of savings and loan associations (federally or state chartered and federally insured) having total assets in excess of $1 billion.

The Funds limit investments in foreign bank obligations to United States dollar-or foreign currency-denominated obligations of foreign banks (including United States branches of foreign banks) which at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest foreign banks in the world; (iii) have branches or agencies (limited purpose offices which do not offer all banking services) in the United States; and (iv) in the opinion of a Sub-Adviser, are of an investment quality comparable to obligations of United States banks in which the Funds may invest. Subject to a Fund's limitation on concentration in the securities of issuers in a particular industry, there is no limitation on the amount of a Fund's assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibility that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

CONVERTIBLE SECURITIES


All of the Funds except for the Money Market II Fund may invest in convertible securities of foreign or domestic issues. A convertible security is a security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure but are usually subordinated to similar nonconvertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.



A Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock, or sell it to a third party. Thus, a Fund may not be able to control whether the issuer of a convertible security chooses to convert that security. If the issuer chooses to do so, this action could have an adverse effect on a Fund's ability to achieve its investment objectives.

EMERGING MARKETS
Investments in companies domiciled in emerging market countries may be subject to additional risks. Specifically, volatile social, political and economic conditions may expose investments in emerging or developing markets to economic structures that are generally less diverse and mature. Emerging market countries may have less stable political systems than those of more developed countries. As a result, it is possible that recent favorable economic developments in certain emerging market countries may be suddenly slowed or reversed by unanticipated political or social events in such countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Another risk is that the small current size of the markets for such securities and the currently low or nonexistent volume of trading can result in a lack of liquidity and in greater price volatility. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging market countries. If a Fund's securities will generally be denominated in foreign currencies, the value of such securities to the Fund will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund's securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.


A further risk is that the existence of national policies may restrict a Fund's investment opportunities and may include restrictions on investment in issuers or industries deemed sensitive to national interests. Also, some emerging market countries may not have developed structures governing private or foreign investment and may not allow for judicial redress for injury to private property. All of the Funds except for Capital Appreciation Fund, Large Cap Value Fund, Mid Cap Growth Fund, and Money Market II Fund may invest in companies located in emerging market countries.



EURODOLLAR OBLIGATIONS


All Funds, except for International Growth II Fund, Capital Appreciation Fund, Large Cap Value Fund and Mid Cap Growth Fund in accordance with their investment objective(s), policies, and investment program, may invest in Eurodollar obligations, including Eurodollar bonds and Eurodollar certificates of deposit. A Eurodollar obligation is a security denominated in U.S. dollars and originated principally in Europe, giving rise to the term Eurodollar.



Such securities are not registered with the SEC and generally may only be sold to U.S. investors after the initial offering and cooling-off periods. The market for Eurodollar securities is dominated by foreign-based investors and the primary trading market for these securities is London.

Eurodollar obligations, including Eurodollar bonds and Eurodollar certificates of deposit, are principally obligations of foreign branches of U.S. banks. These instruments represent the loan of funds actually on deposit in the U.S. The Series Company believes that the U.S. bank would be liable in the event that its foreign branch failed to pay on its U.S. dollar denominated obligations. Nevertheless, the assets supporting the liability could be expropriated or otherwise restricted if located outside the U.S. Exchange controls, taxes, or political and economic developments also could affect liquidity or repayment. Due to possibly conflicting laws or regulations, the foreign branch of the U.S. bank could maintain and prevail that the liability is solely its own, thus exposing a Fund to a possible loss. Such U.S. dollar denominated obligations of foreign branches of Federal Deposit Insurance Corporation ("FDIC") member U.S. banks are not covered by the usual $100,000 of FDIC insurance if they are payable only at an office of such a bank located outside the U.S., Puerto Rico, Guam, American Samoa, and the Virgin Islands.

Moreover, there may be less publicly available information about foreign issuers whose securities are not registered with the SEC and such foreign issuers may not be subject to the accounting, auditing, and financial reporting standards applicable to issuers registered domestically. In addition, foreign issuers, stock exchanges, and brokers generally are subject to less government regulation. There are, however, no risks of currency fluctuation since the obligations are U.S. dollar denominated.


The Core Bond Fund, High Yield Bond Fund, Small Cap Growth Fund, Small Cap Value Fund, Socially Responsible Fund and Strategic Bond Fund may purchase and sell Eurodollar futures contracts, which enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in a foreign prime lending interest rate to which many interest swaps and fixed income securities are linked.



FIXED INCOME SECURITIES

Debt securities are considered high-quality if they are rated at least Aa by Moody's Investors Service, Inc. ("Moody's") or its equivalent by any other NRSRO or, if unrated, are determined to be of equivalent investment quality. High-quality debt securities are considered to have a very strong capacity to pay principal and interest. Debt securities are considered investment grade if they are rated, for example, at least Baa3 by Moody's or BBB- by S&P or their equivalent by any other NRSRO or, if not rated, are determined to be of equivalent investment quality. Investment grade debt securities are regarded as having an adequate capacity to pay principal and interest. Lower-medium and lower-quality securities rated, for example, Ba and B by Moody's or its equivalent by any other NRSRO are regarded on balance as high risk and predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The Adviser or Sub-advisers will not necessarily dispose of an investment grade security that has been downgraded to below investment grade. See the section below regarding "Description of Corporate Bond Ratings" for a description of each rating category and a more complete description of lower- medium and lower-quality debt securities and their risks.

The maturity of debt securities may be considered long (ten plus years), intermediate (one to ten years), or short-term (thirteen months or less). In general, the principal values of longer-term securities fluctuate more widely in response to changes in interest rates than those of shorter-term securities, providing greater opportunity for capital gain or risk of capital loss. A decline in interest rates usually produces an increase in the value of debt securities, while an increase in interest rates generally reduces their value.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS AND FORWARD CONTRACTS


All of the Funds, except Money Market II Fund, may purchase forward foreign currency exchange contracts to protect against a decline in the value of the U.S. dollar. A Fund may conduct foreign currency transactions on a spot basis (i.e., cash) or forward basis (i.e., by entering into forward currency exchange contracts, currency options and futures transactions to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such transactions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.



Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually larger commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following summarizes the principal currency management strategies involving forward contracts. A Fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

1. Settlement Hedges or Transaction Hedges. When the Sub-Adviser wishes to lock in the U.S. dollar price of a foreign currency denominated security when a Fund is purchasing or selling the security, the Fund may enter into a forward contract. This type of currency transaction, often called a "settlement hedge" or "transaction hedge," protects the Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received (i.e., "settled). Forward contracts to purchase or sell a foreign currency may also be used by a Fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Sub-Adviser. This strategy is often referred to as "anticipatory hedging."

2. Position Hedges. When the Sub-Adviser believes that the currency of a particular foreign country may suffer substantial decline against the U.S. dollar, a Fund may enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. This use of a forward contract is sometimes referred to as a "position hedge." For example, if a Fund owned securities denominated in Euros, it could enter into a forward contract to sell Euros in return for U.S. dollars to hedge against possible declines in the Euro's value. This hedge would tend to offset both positive and negative currency fluctuations, but would not tend to offset changes in security values caused by other factors.

A Fund could also hedge the position by entering into a forward contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge, often called a "proxy hedge," could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the Sub-Adviser(s) each believe that it is important to have flexibility to enter into such forward contracts when they determine that a Fund's best interests may be served.

At the maturity of the forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an "offsetting" forward contract with the same currency trader obligating the Fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the Fund is obligated to deliver.

Shifting Currency Exposure: A Fund may also enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to foreign currency, or from one foreign currency to another foreign currency. This strategy tends to limit exposure to the currency sold, and increase exposure to the currency that is purchased, much as if a Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another currency. For example, if the Sub-Adviser believed that the U.S. dollar may suffer a substantial decline against the Euro, they could enter into a forward contract to purchase Euros for a fixed amount of U.S. dollars. This transaction would protect against losses resulting from a decline in the value of the U.S. dollar, but would cause the Fund to assume the risk of fluctuations in the value of the Euro.

Successful use of currency management strategies will depend on the Fund management team's skill in analyzing currency values. Currency management strategies may substantially change a Fund's investment exposure to changes in currency rates and could result in losses to a fund if currencies do not perform as the Sub-Adviser anticipates. For example, if a currency's value rose at a time when the Sub-Adviser hedged a Fund by selling the currency in exchange for U.S. dollars, the Fund would not participate in the currency's appreciation. Similarly, if the Sub-Adviser increases a Fund's exposure to a currency and that currency's value declines, the Fund will sustain a loss. There is no assurance that the use of foreign currency management strategies will be advantageous to a Fund or that the Sub-Adviser will hedge at appropriate times.

The Funds will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the Custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.

FOREIGN SECURITIES

All Funds may invest in foreign securities.

A foreign security includes corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations (see "Bank Obligations") and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. A foreign security is a security issued by an entity domiciled or incorporated outside of the United States.

In addition, each Fund, except the Money Market II Fund, may invest in non-U.S. dollar-denominated foreign securities, in accordance with their specific investment objective(s), investment programs, policies, and restrictions. Investing in foreign securities may involve advantages and disadvantages not present in domestic investments. There may be less publicly available information about securities not registered domestically, or their issuers, than is available about domestic issuers or their domestically registered securities. Stock markets outside the U.S. may not be as developed as domestic markets, and there may also be less government supervision of foreign exchanges and brokers. Foreign securities may be less liquid or more volatile than U.S. securities. Trade settlements may be slower and could possibly be subject to failure. In addition, brokerage commissions and custodial costs with respect to foreign securities may be higher than those for domestic investments. Accounting, auditing, financial reporting and disclosure standards for foreign issuers may be different than those applicable to domestic issuers. Non-U.S. dollar-denominated foreign securities may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations (including currency blockage) and a Fund may incur costs in connection with conversions between various currencies. Foreign securities may also involve risks due to changes in the political or economic conditions of such foreign countries, the possibility of expropriation of assets or nationalization, and possible difficulty in obtaining and enforcing judgments against foreign entities.

Money Market Securities of Foreign Issuers
Each Fund, except Money Market II Fund, may also, in accordance with its specific investment objective(s) and investment program, policies and restrictions purchase U.S. dollar-denominated money market securities of foreign issuers. Such money market securities may be registered domestically and traded on domestic exchanges or in the over-the-counter market (e.g., Yankee securities) or may be (1) registered abroad and traded exclusively in foreign markets or (2) registered domestically and issued in foreign markets (e.g., Eurodollar securities).

Foreign money market instruments utilized by the Funds will be limited to: (i) obligations of, or guaranteed by, a foreign government, its agencies or instrumentality; (ii) certificates of deposit, bankers' acceptances, short-term notes, negotiable time deposits and other obligations of the ten largest banks in each foreign country, measured in terms of net assets; and (iii) other short-term unsecured corporate obligations (usually 1 to 270 day commercial paper) of foreign companies. For temporary purposes or in light of adverse foreign political or economic conditions, the Funds may invest in short- term high quality foreign money market securities without limitation.

ILLIQUID SECURITIES


Subject to their investment restrictions, each Fund may invest a limited percentage of assets in securities or other investments that are illiquid or not readily marketable (including repurchase agreements with maturities exceeding seven days). Securities received as a result of a corporate reorganization or similar transaction affecting readily-marketable securities already held in the portfolio of a Fund will not be considered securities or other investments that are not readily marketable. However, the Fund will attempt, in an orderly fashion, to dispose of any securities received under these circumstances, to the extent that such securities are considered not readily marketable, and together with other illiquid securities, exceed the percentage of the value of a Fund's net assets as shown in the non-fundamental investment restrictions.



LENDING PORTFOLIO SECURITIES

For purposes of realizing additional income, each Fund may make secured loans of its portfolio securities as shown in the fundamental investment restrictions. Securities loans are made to broker-dealers and other financial institutions approved by State Street Bank and Trust Company ("State Street" or "Custodian"), custodian to the Funds and pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the loaned securities marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as permitted by interpretations or rules of the SEC. While the securities are on loan, the Funds will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower.

Any loan of portfolio securities by any Fund will be callable at any time by the lending Fund upon notice of five business days. When voting or consent rights which accompany loaned securities pass to the borrower, the lending Fund will call the loan, in whole or in part as appropriate, to permit the exercise of such rights if the matters involved would have a material effect on that Fund's investment in the securities being loaned. If the borrower fails to maintain the requisite amount of collateral, the loan will automatically terminate, and the lending Fund will be permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in receiving additional collateral or in the recovery of the securities or, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will be made only when State Street considers the borrowing broker-dealers or financial institutions to be creditworthy and of good standing and the interest earned from such loans to justify the attendant risks. On termination of the loan, the borrower will be required to return the securities to the lending Fund. Any gain or loss in the market price during the loan would inure to the lending Fund. The lending Fund may pay reasonable finders', administrative, and custodial fees in connection with a loan of its securities.

LOAN PARTICIPATIONS
Loan participations are debt obligations of corporations and are usually purchased from major money center banks, selected regional banks, and major foreign banks with branches in the U.S. which are regulated by the Federal Reserve System or appropriate state regulatory authorities. The Sub-advisers believe that the credit standards imposed by such banks are comparable to the standards such banks use in connection with loans originated by them and in which they intend to maintain a full interest. The financial institutions offering loan participations do not guarantee principal or interest on the loan participations which they offer. The Sub-advisers will not purchase such securities for the Funds unless they believe that the collateral underlying the corporate loans is adequate and the corporation will be able, in a timely fashion, to pay scheduled interest and principal amounts.

LOWER RATED DEBT SECURITIES
Issuers of lower rated or non-rated securities ("high yield" securities, commonly known as "junk bonds") may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower rated securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

Lower rated securities frequently have call or redemption features which would permit an issuer to repurchase the security from a Fund. If a call were exercised by the issuer during a period of declining interest rates, a Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to a Fund and dividends to shareholders.

A Fund may have difficulty disposing of certain lower rated securities because there may be a thin trading market for such securities. The secondary trading market for high yield securities is generally not as liquid as the secondary market for higher rated securities. Reduced secondary market liquidity may have an adverse impact on market price and a Fund's ability to dispose of particular issues when necessary to meet a Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer.

Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of lower rated securities, particularly in a thinly traded market. Factors adversely affecting the market value of lower rated securities are likely to adversely affect a Fund's net asset value. In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.

Finally, there are risks involved in applying credit ratings as a method for evaluating lower rated fixed income securities. For example, credit ratings evaluate the safety of principal and interest payments, not the market risks involved in lower rated fixed income securities. Since credit rating agencies may fail to change the credit ratings in a timely manner to reflect subsequent events, a Sub-Adviser will monitor the issuers of lower rated fixed income securities in a Fund to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the debt securities' liquidity within the parameters of the Fund's investment policies. The Sub-advisers will not necessarily dispose of a portfolio security when its ratings have been changed.

MORTGAGE-RELATED SECURITIES


Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See "Mortgage Pass-Through Securities."


Mortgage Pass-Through Securities
Interests in pools of mortgage-related securities differ from other forms of fixed income securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by are Government National Mortgage Association ("GNMA")) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.


The principal governmental guarantor of mortgage-related securities are GNMA, Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or guaranteed by the Department of Veterans Affairs (the "VA").


Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Series Company's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Certain Funds may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, a Sub-Adviser determines that the securities meet the Series Company's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Funds' industry concentration restrictions, set forth above under "Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)
A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

CMOs are structured in multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

Commercial Mortgage-Backed Securities
Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Other Mortgage-Related Securities
Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities ("SMBS"). Other mortgage-related securities may be equity or fixed income securities issued by agencies or instrumentalities of the

U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO Residuals
CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Mortgage-Related Securities -- Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

Stripped Mortgage-Backed Securities (SMBS)
SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

Mortgage Dollar Rolls


Each Fund, except Mid Cap Growth Fund, may invest in mortgage dollar rolls. In a "dollar roll" transaction, a Fund sells a mortgage-related security, such as a security issued by the GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. The dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received must be within 1.0% of the initial amount delivered.



A Fund's obligations under a dollar roll agreement may be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Fund. To the extent that positions in dollar roll agreements are not covered by segregated liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds' limitations on borrowings. Dollar roll transactions for terms exceeding three months may be deemed "illiquid" and subject to a Fund's overall limitations on investments in illiquid securities.

OPTIONS AND FUTURES CONTRACTS


Options on Securities and Securities Indices
Each Fund, except the Money Market II Fund and the Lifestyle Funds, may write covered call and put options on securities and securities indices. The International Growth II Fund may also write covered call and put options on foreign currencies that correlate with the Fund's portfolio of foreign securities. A call option is a contract that gives to the holder the right to buy a specified amount of the underlying security or currency at a fixed or determinable price (called the exercise or "strike" price) upon exercise of the option. A put option is a contract that gives the holder the right to sell a specified amount of the underlying security or currency at a fixed or determinable price upon exercise of the option.



To "cover" a call option written, a Fund may, for example, identify and have available for sale the specific portfolio security, group of securities, or foreign currency to which the option relates. To cover a put option written, a Fund may, for example, establish a segregated asset account with its custodian containing cash or liquid assets that, when added to amounts deposited with its broker or futures commission merchant ("FCM") as margin, equals the market value of the instruments underlying the put option written.



Each of these Funds except Money Market II Fund may write options on securities and securities indices. Such investment strategies will not be used for speculation. If a Fund writes an option which expires unexercised or is closed out by the Fund at a profit, it will retain the premium received for the option, which will increase its gross income. If the price of the underlying security or currency moves adversely to the Fund's position, the option may be exercised and the Fund, as the writer of the option, will be required to sell or purchase the underlying security or currency at a disadvantageous price, which may only be partially offset by the amount of premium received.



Options on stock indices are similar to options on stock, except that all settlements are made in cash rather than by delivery of stock, and gains or losses depend on price movements in the stock market generally (or in a particular industry or segment of the market represented by the index) rather than price movements of individual stocks. When a Fund writes an option on a securities index, and the underlying index moves adversely to the Fund's position, the option may be exercised. Upon such exercise, the Fund, as the writer of the option, will be required to pay in cash an amount equal to the difference between the exercise settlement value of the underlying index and the exercise price of the option, multiplied by a specified index "multiplier."

Call or put options on a stock index may be written at an exercise or "strike" price which is either below or above the current value of the index. If the exercise price at the time of writing the option is below the current value of the index for a call option or above the current value of the index for a put option the option is considered to be "in the money." In such a case, the Fund will cover such options written by segregating with its custodian or pledging to its commodity broker as collateral cash, U.S. Government or other high-grade, short-term debt obligations equal in value to the amount by which the option written is in the money, times the multiplier, times the number of contracts.

Stock indices for which options are currently traded include the S&P 500 Index, Value Line Index, National OTC Index, Major Market Index, Computer Technology Index, Oil Index, NYSE Options Index, Technology Index,

Gold/Silver Index, Institutional Index and NYSE Beta Index. The Funds may also use options on such other indices as may now or in the future be available.


Each Fund, except the Money Market II Fund, may also purchase put or call options on securities and securities indices in order to (i) hedge against anticipated changes in interest rates or stock prices that may adversely affect the prices of securities that the Fund intends to purchase at a later date, (ii) hedge its investments against an anticipated decline in value, or (iii) attempt to reduce the risk of missing a market or industry segment advance. The International Growth II Fund may purchase put options on foreign currencies that correlate with the Fund's portfolio securities in order to minimize or hedge against anticipated declines in the exchange rate of the currencies in which the Fund's securities are denominated and may purchase call options on foreign currencies that correlate with its portfolio securities to take advantage of anticipated increases in exchange rates. In the event that the anticipated changes in interest rates, stock prices, or exchange rates occur, the Fund may be able to offset the resulting adverse effect on the Fund, in whole or in part, through the options purchased.



The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option, and, unless the price of the underlying security, securities index, or currency changes sufficiently, the option may expire without value to the Fund. To close option positions purchased by the Funds, the Funds may sell put or call options identical to options previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option purchased.



Options used by the Funds may be traded on the national securities exchanges or in the over-the-counter market. All of the Funds, except Money Market II Fund, may use over-the-counter options. Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be more difficult to enter into closing transactions with respect to options traded over-the-counter. In this regard, the Funds may enter into contracts with the primary dealers with whom they write over-the-counter options. The contracts will provide that each Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value of such option, as determined in good faith through negotiations between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by each Fund for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount the option is "in-the-money"). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." Although the specific details of the formula may vary with different primary dealers, each contract will provide a formula to determine the maximum price at which each Fund can repurchase the option at any time. The Funds have established standards of creditworthiness for these primary dealers.



Writing Covered Call and Put Options and Purchasing Call and Put Options


All of the Funds, except the Money Market II Fund, may write exchange-traded covered call and put options on or relating to specific securities in order to earn additional income or, in the case of a call written, to minimize or hedge against anticipated declines in the value of the Fund's securities. The International Growth II Fund may also write covered call and put options on foreign currencies that correlate with its portfolio securities in order to earn additional income or in the case of call options written to minimize or hedge against anticipated declines in the exchange rate of the currencies in which the Fund's securities are denominated. To "cover" an option means, for example, to identify and make available for sale the specific portfolio security or foreign currency to which the option relates. Through the writing of a covered call option a Fund receives premium income but obligates itself to sell to the purchaser of such an option the particular security or foreign currency underlying the option at a specified price at any time prior to the expiration of the option period, regardless of the market value of the security or the exchange rate for the foreign currency during this period. Through the writing of a covered put option a Fund receives premium income but obligates itself to purchase a particular security or foreign currency underlying the option at a specified price at any time prior to the expiration of the option period, regardless of market value or exchange rate during the option period.

All of the Funds except Money Market II Fund, in accordance with their investment objective(s) and investment programs, may also write exchange-traded covered call and put options on stock indices and may purchase call and put options on stock indices that correlate with the Fund's portfolio securities. These Funds may engage in such transactions for the same purposes as they may engage in such transactions with respect to individual portfolio securities or foreign currencies; that is, to generate additional income or as a hedging technique to minimize anticipated declines in the value of the Fund's portfolio securities or the exchange rate of the securities in which the Fund invested. In economic effect, a stock index call or put option is similar to an option on a particular security, except that the value of the option depends on the weighted value of the group of securities comprising the index, rather than a particular security, and settlements are made in cash rather than by delivery of a particular security.



Each Fund, other than the Money Market II Fund, may also purchase exchange-traded call and put options with respect to securities and stock indices that correlate with that Fund's particular portfolio securities. The International Growth II Fund may also purchase call and put options on foreign currencies that correlate with the currencies in which the Fund's securities are denominated.


A Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its portfolio securities or currencies. As the holder of a put option with respect to individual securities or currencies, the Fund has the right to sell the securities or currencies underlying the options and to receive a cash payment at the exercise price at any time during the option period. As the holder of a put option on an index, a Fund has the right to receive, upon exercise of the option, a cash payment equal to a multiple of any excess of the strike price specified by the option over the value of the index.

A Fund may purchase call options on individual securities, currencies or stock indices in order to take advantage of anticipated increases in the price of those securities or currencies by purchasing the right to acquire the securities or currencies underlying the option or, with respect to options on indices, to receive income equal to the value of such index over the strike price. As the holder of a call option with respect to individual securities or currencies, a Fund obtains the right to purchase the underlying securities or currencies at the exercise price at any time during the option period. As the holder of a call option on a stock index, a Fund obtains the right to receive, upon exercise of the option, a cash payment equal to the multiple of any excess of the value of the index on the exercise date over the strike price specified in the option.



Unlisted options may be used by the Large Cap Value Fund, the Small Cap Growth Fund, the High Yield Bond Fund, the Strategic Bond Fund, and the Core Bond Fund. Such options are not traded on an exchange and may not be as actively traded as listed securities, making the valuation of these securities more difficult. In addition, an unlisted option entails a risk not found in connection with listed options that the party on the other side of the option transaction will default. This may make it impossible to close out an unlisted option position in some cases, and profits may be lost thereby. Such unlisted, over-the-counter options, unless otherwise indicated, will be considered illiquid securities. The Funds will engage in such transactions only with firms of sufficient credit to minimize these risks. In instances in which a Fund has entered into agreements with primary dealers with respect to the unlisted, over-the-counter options it has written, and such agreements would enable the Fund to have an absolute right to repurchase, at a pre-established formula price, the over-the-counter options written by it, the Fund will treat as illiquid only the amount equal to the formula price described above less the amount by which the option is "in-the-money."


Although these investment practices will be used to generate additional income and to attempt to reduce the effect of any adverse price movement in the securities or currencies subject to the option, they do involve certain risks that are different in some respects from investment risks associated with similar funds which do not engage in such activities. These risks include the following: writing covered call options -- the inability to effect closing transactions at favorable prices and the inability to participate in the appreciation of the underlying securities or currencies above the exercise price; writing covered put options -- the inability to effect closing transactions at favorable prices and the obligation to purchase the specified securities or currencies or to make a cash settlement on the stock index at prices which may not reflect current market values or exchange rates; and purchasing put and call options -- possible loss of the entire premium paid. In addition, the effectiveness of hedging through the purchase or sale (writing) of stock index options will depend upon the extent to which price movements in the portion of a Fund's portfolio being hedged correlate with price movements in the selected stock index. Perfect correlation may not be possible because the securities held or to be acquired by a Fund may not exactly match the composition of the stock index on which options are purchased or written. If the forecasts of VALIC regarding movements in securities prices, currencies or interest rates are incorrect, a Fund's investment results may have been better without the hedge.

Financial Futures Contracts


Each Fund, except the Money Market II Fund and the Lifestyle Funds, in accordance with its investment objective(s), investment program, policies, and restrictions may purchase and sell exchange-traded financial futures contracts as a hedge to protect against anticipated changes in prevailing interest rates, overall stock prices or currency rates, or to efficiently and in a less costly manner implement either increases or decreases in exposure to the equity or bond markets. The Funds may also write covered call options and purchase put and call options on financial futures contracts for the same purposes or to earn additional income. International Growth II Fund, Small Cap Growth Fund, Large Cap Value Fund, Capital Appreciation Fund may also write covered put options on stock index futures contracts. Large Cap Value Fund may utilize currency futures contracts and both listed and unlisted financial futures contracts and options thereon.



Financial futures contracts consist of interest rate futures contracts, single stock futures contracts, stock index futures contracts, and currency futures contracts. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is based on a single stock. A stock index futures contract is similar in economic effect, except that rather than being based on specific securities, it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

An interest rate futures contract binds the seller to deliver to the purchaser on a specified future date a specified quantity of one of several listed financial instruments, against payment of a settlement price specified in the contract. A public market currently exists for futures contracts covering a number of indices as well as financial instruments and foreign currencies, including: U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the German mark; the Japanese yen; the French franc; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the Euro. It is expected that other futures contracts will be developed and traded in the future.



Single stock futures contracts or stock index futures contracts bind purchaser and seller to deliver, at a future date specified in the contract, a cash amount equal to a multiple of the difference between the value of a single stock or a specified stock index on that date and the settlement price specified by the contract. That is, the seller of the futures contract must pay and the purchaser would receive a multiple of any excess of the value of the stock or index over the settlement price, and conversely, the purchaser must pay and the seller would receive a multiple of any excess of the settlement price over the value of the stock or index. Single stock futures are due to start trading in the U.S. on December 21, 2001. A public market currently exists for stock index futures contracts based on the S&P 500 Index, the New York Stock Exchange Composite Index, the Value Line Stock Index, and the Major Market Index. It is expected that financial instruments related to broad-based indices, in addition to those for which futures contracts are currently traded, will in the future be the subject of publicly-traded futures contracts, and the Funds may use any of these, which are appropriate, in its hedging strategies.



A financial futures contract is an agreement to buy or sell a security (or deliver a final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery of a specified security) for a set price in the future. Exchange-traded futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but instead are liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing organization associated with the relevant exchange assumes responsibility for closing out transactions and guarantees that, as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.


Unlisted financial futures contracts, which may be purchased or sold only by the Large Cap Value Fund, High Yield Bond Fund, Strategic Bond Fund, Core Bond Fund, International Growth II Fund and Mid Cap Growth Fund, like unlisted options, are not traded on an exchange and, generally, are not as actively traded as listed futures contracts or listed securities. Such financial futures contracts generally do not have the following elements: standardized contract terms, margin requirements relating to price movements, clearing organizations that guarantee counter-party performance, open and competitive trading in centralized markets, and public price dissemination. These elements in listed instruments serve to facilitate their trading and accurate valuation. As a result, the accurate valuation of unlisted financial futures contracts may be difficult. In addition, it may be difficult or even impossible, in some cases, to close out an unlisted financial futures contract, which may, in turn, result in significant losses to the Fund. Such unlisted financial futures contracts will be considered by the Fund to be illiquid securities and together with other illiquid securities will be limited to no more than 15% (10% in the case of the Money Market II Fund) of the value of such Fund's total assets. In making such determination, the value of unlisted financial futures contracts will be based upon the "face amount" of such contracts.



When financial futures contracts are entered into by a Fund or subadviser, either as the purchaser or the seller of such contracts, the Fund is required to deposit with its custodian or subadviser or other broker-dealer in a segregated account in the name of the FCM an initial margin of cash or U.S. Treasury bills equaling as much as 5% to 10% or more of the contract settlement price. The nature of initial margin requirements in futures transactions differs from traditional margin payments made in securities transactions in that initial margins for financial futures contracts do not involve the borrowing of funds by the customer to finance the transaction. Instead, a customer's initial margin on a financial futures contract represents a good faith deposit securing the customer's contractual obligations under the financial futures contract. The initial margin deposit is returned, assuming these obligations have been met, when the financial futures contract is terminated. In addition, subsequent payments to and from the FCM, called "variation margin," are made on a daily basis as the price of the underlying security, stock index, or currency fluctuates, reflecting the change in value in the long (purchase) or short
(sale) positions in the financial futures contract, a process known as "marking to market."

A Fund, as an internal operating policy, may not hold financial futures contracts in an amount greater than 33% of the Fund's net assets. A Fund may not adhere to this internal operating policy in circumstances where the Fund is required to invest a large cash infusion.

Financial futures contracts generally are not entered into to acquire the underlying asset and generally are not held to term. Prior to the contract settlement date, the Funds will normally close all futures positions by entering into an offsetting transaction which operates to cancel the position held, and which usually results in a profit or loss.

Options on Financial Futures Contracts


For bona fide hedging purposes, each Fund, except the Money Market II Fund, may also purchase call and put options on financial futures contracts and write call options on financial futures contracts of the type which the particular Fund is authorized to enter into. Options on financial future contracts used by the Funds are traded on exchanges that are licensed and regulated by the CFTC. A call option on a financial futures contract gives the purchaser the right in return for the premium paid, to purchase a financial futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a financial futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.



Unlike entering into financial futures contracts, purchasing options on financial futures contracts allows a Fund to decline to exercise the option, thereby avoiding any loss beyond foregoing the purchase price (or "premium") paid for the options. Therefore, the purchase of options on financial futures contracts may be a preferable hedging strategy when a Fund desires maximum flexibility. Whether, in order to achieve a particular objective, a Fund enters into a financial futures contract, on the one hand, or an option contract, on the other, will depend on all the circumstances, including the relative costs, liquidity, availability and capital requirements of such financial futures and options contracts. Also, the Funds will consider the relative risks involved, which may be quite different. These factors, among others, will be considered in light of market conditions and the particular objective to be achieved.

Certain Additional Risks of Options and Financial Futures Contracts
The use of options and financial futures contracts may entail the following risks. First, although such instruments when used by the Funds are intended to correlate with the Funds' portfolio securities or currencies, in many cases the options or financial futures contracts used may be based on securities, currencies, or stock indices the components of which are not identical to the portfolio securities owned or intended to be acquired by the Funds. Second, due to supply and demand imbalances and other market factors, the price movements of financial futures contracts, options thereon, currency options, and stock index options may not necessarily correspond exactly to the price movements of the securities, currencies, or stock indices on which such instruments are based. Accordingly, there is a risk that a Fund's transactions in those instruments will not in fact offset the impact on the Fund of adverse market developments in the manner or to the extent contemplated or that such transactions will result in losses to the Fund which are not offset by gains with respect to corresponding portfolio securities owned or to be purchased by that Fund.

To some extent, these risks can be minimized by careful management of hedging activities. For example, where price movements in a financial futures or option contract are expected to be less volatile than price movements in the related portfolio securities owned or intended to be acquired by a Fund, it may, in order to compensate for this difference, use an amount of financial futures or option contracts which is greater than the amount of such portfolio securities. Similarly, where the price movement of a financial futures or option contract is anticipated to be more volatile, a Fund may use an amount of such contracts which is smaller than the amount of portfolio securities to which such contracts relate.

The risk that the hedging technique used will not actually or entirely offset an adverse change in a Fund's portfolio securities is particularly relevant to financial futures contracts and options written on stock indices and currencies. A Fund, in entering into a futures purchase contract, potentially could lose any or all of the contract's settlement price. In entering into a futures sale contract, a Fund could potentially lose a sum equal to the excess of the contract's value (marked to market daily) over the contract's settlement price. In writing options on stock indices or currencies a Fund could potentially lose a sum equal to the excess of the value of the index or currency (marked to market daily) over the exercise price. In addition, because financial futures contracts require delivery at a future date of either a specified security or currency, or an amount of cash equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price, an algebraic relationship exists between any price movement in the underlying security or currency or index and the potential cost of settlement to a Fund. A small increase or decrease in the value of the underlying security or currency or stock index can, therefore, result in a much greater increase or decrease in the cost to the Fund.

Stock index call options written also pose another risk as hedging tools. Because exercises of stock index options are settled in cash, there is an inherent timing risk that the value of a Fund's portfolio securities "covering" a stock index call option written by it may decline during the time between exercise of the option by the option holder and notice to the Fund of such exercise (usually one day or more) thereby requiring the Fund to use additional assets to settle the transaction. This risk is not present in the case of covered call options on individual securities, which are settled by delivery of the actual securities.

There are also special risks in using currency options including the following:
(i) settlement of such options must occur in the country issuing the currency in conformity with foreign regulations for such delivery, including the possible imposition of additional costs and taxes, (ii) no systematic reporting of "last sale" information for foreign currencies, and (iii) the need to use "odd lot" transactions for underlying currencies at prices less favorable than those for "round lot" transactions.

Although the Funds intend to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market for such instruments will exist when a Fund seeks to "close out" (i.e. terminate) a particular financial futures contract or option position. This is particularly relevant for over-the-counter options and financial futures contracts, as previously noted. Trading in such instruments could be interrupted, for example, because of a lack of either buyers or sellers. In addition, the futures and options exchanges may suspend trading after the price of such instruments has risen or fallen more than the maximum amount specified by the exchange. Exercise of options could also be restricted or delayed because of regulatory restrictions or other factors. A Fund may be able, by adjusting investment strategy in the cash or other contract markets, to offset to some extent any adverse effects of being unable to liquidate a hedge position. Nevertheless, in some cases, a Fund may experience losses as a result of such inability. Therefore, it may have to liquidate other more advantageous investments to meet its cash needs.

In addition, FCMs or brokers in certain circumstances will have access to a Fund's assets posted as margin in connection with these transactions as permitted under the 1940 Act. See "Other Information, Custody of Assets" in this Statement of Additional Information. The Funds will use only FCMs or brokers in whose reliability and financial soundness they have full confidence and have adopted certain other procedures and limitations to reduce the risk of loss with respect to any assets which brokers hold or to which they may have access. Nevertheless, in the event of a broker's insolvency or bankruptcy, it is possible that a Fund could experience a delay or incur costs in recovering such assets or might recover less than the full amount due. Also the value of such assets could decline by the time a Fund could effect such recovery.

The success of a Fund in using hedging techniques depends, among other things, on VALIC's ability to predict the direction and volatility of price movements in both the futures and options markets as well as the securities markets and on VALIC's ability to select the proper type, time, and duration of hedges. There can be no assurance that these techniques will produce their intended results. The Sub-advisers will not speculate. However, purchasing futures to efficiently invest cash may be considered more risky than to invest the cash in equities over time. Hedging transactions also, of course, may be more, rather than less, favorable to a Fund than originally anticipated.

Limitations
No Fund will enter into any financial futures contract or purchase any option thereon if immediately thereafter the total amount of its assets required to be on deposit as initial margin to secure its obligations under financial futures contracts, plus the amount of premiums paid by it for outstanding options to purchase futures contracts, exceeds 5% of the market value of its net assets; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. This is a policy of each Fund that is permitted to use options and financial futures contracts.

In addition, each Fund has an operating policy which provides that it will not enter into financial futures contracts or write put or call options with respect to financial futures contracts unless such transactions are either "covered" or subject to segregation requirements considered appropriate by the SEC staff. Further, each Fund has an operating policy which provides that it will not enter into custodial arrangements with respect to initial or variation margin deposits or marked-to-market amounts unless the custody of such initial and variation margin deposits and marked-to-market amounts are in compliance with current SEC staff interpretive positions or no-action letters or rules adopted by the SEC.

REAL ESTATE SECURITIES AND REAL ESTATE INVESTMENT TRUSTS ("REITS")
Each Fund, except the Money Market II Fund, may invest in real estate securities. Real estate securities are equity securities consisting of (i) common stocks, (ii) rights or warrants to purchase common stocks, (iii) securities convertible into common stocks and (iv) preferred stocks issued by real estate companies. A real estate company is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or that has at least 50% of its assets invested in real estate.



All Funds also may invest in REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Internal Revenue Code (the "Code"). A Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by a Fund.



Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks.

REPURCHASE AGREEMENTS


Each Fund may hold commercial paper, certificates of deposits, and government obligations (including government guaranteed obligations) subject to repurchase agreements with certain well established domestic banks and certain broker-dealers, including primary government securities dealers, approved as creditworthy by the Board of Directors. The underlying security must be a high-quality domestic money market security (except for the International Growth II Fund, Strategic Bond Fund, Mid Cap Growth and High Yield Bond Fund which utilize foreign money market securities) and the seller must be a well-established securities dealer or bank that is a member of the Federal Reserve System. For the Money Market II Fund, the underlying security must be a U.S. Government security or a security rated in the highest rating category by the requisite NRSROs (Nationally Recognized Statistical Rating Organization) and must be determined to present minimal credit risk. Repurchase agreements are generally for short periods, usually less than a week. Repurchase agreements typically obligate a seller, at the time it sells securities to a Fund, to repurchase the securities at a specific future time and price. The price for which the Fund resells the securities is calculated to exceed the price the Fund initially paid for the same securities, thereby determining the yield during the Fund's holding period. This results in a fixed market rate of interest, agreed upon by that Fund and the seller, which is accrued as ordinary income. Most repurchase agreements mature within seven days although some may have a longer duration. The underlying securities constitute collateral for these repurchase agreements, which are considered loans under the 1940 Act.



The Funds do not intend to sell the underlying securities subject to a repurchase agreement (except to the seller upon maturity of the agreement). During the term of the repurchase agreement, the Funds (i) retain the securities subject to the repurchase agreement as collateral securing the seller's obligation to repurchase the securities, (ii) monitor on a daily basis the market value of the securities subject to the repurchase agreement, and (iii) require the seller to deposit with the Series Company's custodian collateral equal to any amount by which the market value of the securities subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. In the event that a seller defaults on its obligation to repurchase the securities, the Funds must hold the securities until they mature or may sell them on the open market, either of which may result in a loss to a Fund if, and to the extent that, the values of the securities decline. Additionally, the Funds may incur disposition expenses when selling the securities. Bankruptcy proceedings by the seller may also limit or delay realization and liquidation of the collateral by a Fund and may result in a loss to that Fund. The Board of Trustees of the Series Company will evaluate the creditworthiness of all banks and broker-dealers with which the Series Company proposes to enter into repurchase agreements. The Funds will not invest in repurchase agreements that do not mature within seven days if any such investment, together with any illiquid assets held by a Fund, exceeds 15% of the value of that Fund's total assets (10% in the case of Money Market II Fund).


REVERSE REPURCHASE AGREEMENTS


Capital Appreciation Fund, Large Cap Value Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Mid Cap Value Fund, and Small Cap Value Fund may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of a portfolio-eligible security by the Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund typically will segregate assets determined to be liquid by a Sub-Adviser, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Fund's limitations on borrowings.

RULE 144A SECURITIES


Each Fund, other than the Lifestyle Funds, may purchase securities which, while privately placed, are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Series Company, under the supervision of the Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' non-fundamental investment restriction concerning illiquidity. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination the Series Company will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition the Series Company could consider (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will also be monitored by the Series Company and, if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Funds' holding of illiquid securities will be reviewed to determine what, if any, action is required to assume that the Funds do not exceed their illiquidity limitations. Investing in Rule 144A securities could have the effect of increasing the amount of the Funds' investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. Each Fund may invest in Rule 144A securities (in accordance with each Fund's investment restrictions as listed in the prospectus) that have been determined to be liquid by Board approved guidelines.



STANDARD AND POOR'S DEPOSITARY RECEIPTS


Subject to its individual investment strategy, each of the Funds, except Money Market II Fund, may purchase Standard & Poor's Depositary Receipts ("SPDR's"). SPDRs are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500. This trust is sponsored by a subsidiary of the American Stock Exchange. SPDRs may be used for several reasons, including but not limited to facilitating the handling of cash flows or trading, or reducing transaction costs. The use of SPDRs would introduce additional risk to the Funds as the price movement of the instrument does not perfectly correlate with the price action of the underlying index.



SWAP AGREEMENTS


Each of the Funds, except Money Market II Fund, may enter into interest rate, index and currency exchange rate swap agreements. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding minimum or maximum levels.



Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by a Sub-Adviser to avoid any potential leveraging of a Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

Whether a Fund's use of swap agreements will be successful in furthering its investment objective of total return will depend on a Sub-Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC effective February 22, 1993. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which include the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (i) have individually tailored terms, (ii) lack exchange-style offset and the use of a clearing organization or margin system, (iii) are undertaken in conjunction with a line of business, and (iv) are not marketed to the public. When a Fund in invested in this manner, it may not be able to achieve its investment objective.

WARRANTS


All Funds, except Money Market II Fund, may invest in or acquire warrants to purchase equity or fixed income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. In addition, the value of warrants does not, necessarily, in all cases change to the same extent as the value of the underlying securities to which they relate. Warrants cease to have value if they are not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.


WHEN-ISSUED SECURITIES


Each of the Funds, except the Money Market II Fund, may purchase securities on a when-issued or delayed delivery basis. When such transactions are negotiated, the price of such securities is fixed at the time of commitment, but delivery and payment for the securities may take place a month or more after the date of the commitment to purchase. The securities so purchased are subject to market fluctuation, and no interest accrues to the purchaser during this period. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. VALIC does not believe that a Fund's net asset value or income will be adversely affected by the purchase of securities on a when-issued basis.



                               INVESTMENT ADVISER



VALIC serves as the investment adviser to each of the Funds pursuant to an Investment Advisory Agreement dated August 29, 2001, that was approved by the Board of Trustees on July 16-17, 2001. Under the Investment Advisory Agreement, each Fund pays VALIC an annual fee, payable monthly, based on its average daily net asset value.



VALIC is a stock life insurance company organized on August 20, 1968, under the Texas Insurance Code as a successor to The Variable Annuity Life Insurance Company of America, a District of Columbia insurance company organized in 1955, VALIC's sole business consists of offering fixed and variable (and combinations thereof) retirement annuity contracts. VALIC is an indirect wholly-owned subsidiary of American International Group, Inc.


Pursuant to the Investment Advisory Agreement, the Series Company retains VALIC to manage the investment of the assets of each Fund, maintain a trading desk, and place orders for the purchase and sale of portfolio securities. As investment adviser, VALIC obtains and evaluates as appropriate economic, statistical, and financial information in order to formulate and implement investment programs in furtherance of each Fund's investment objective(s) and investment program. Pursuant to the Investment Advisory Agreement, VALIC provides other services including furnishing the services of the President and such other executives and clerical personnel as the Series Company requires to conduct its day-to-day operations, to prepare the various reports and statements required by law, and to conduct any other recurring or nonrecurring activity which the Series Company may need to continue operations. The Investment Advisory Agreement provides that the Series Company pay all expenses not specifically assumed by VALIC under the Agreement. Examples of the expenses paid by the Series Company include transfer agency fees, custodial fees, the fees of outside legal and auditing firms, the costs of reports to shareholders and expenses of servicing shareholder accounts (e.g., daily calculation of the net asset value). The Series Company allocates advisory fees, SEC filing fees, interest expenses and state filing fees, if any, to the Fund that incurs such charges and allocates all other expenses among the Funds based on the net assets of each Fund in relation to the net assets of the Series Company.


For the past three (3) fiscal years ended August 31, the Series Company paid the following ADVISORY FEES to VALIC for each Fund:



FUND NAME                                  2001            2000           1999
Aggressive Growth Lifestyle Fund       $ 16,318        $ 10,862        $ 6,664
Capital Appreciation Fund               172,716         148,935         60,346
Conservative Growth Lifestyle Fund       15,752           9,495          6,345
Core Bond Fund                          108,097          26,117         25,633
High Yield Bond Fund                     80,433          38,715         37,138
International Growth II Fund            213,851          85,379         51,153
Large Cap Value Fund                     76,013          45,559         33,827
Mid Cap Growth Fund                     143,140          59,188         43,155
Mid Cap Value Fund                      311,329          88,406         54,453
Moderate Growth Lifestyle Fund           25,085          12,732          7,522
Money Market II Fund                     94,758          32,252         17,307
Small Cap Growth Fund                   238,665         190,268         66,613
Small Cap Value Fund                    119,147          47,613         43,369
Socially Responsible Fund                31,844          30,422         19,258
Strategic Bond Fund                      54,762          33,027         31,455

VALIC agreed to cap certain Fund expenses by waiving a portion of its advisory fee or reimbursing certain expenses, as shown below. Expense caps are net of any expense reduction realized through the use of directed brokerage commissions. Fund expenses shall be limited for the Funds shown below (expressed as a percentage of average annual net assets) through August 31, 2002:




FUND NAME                                              MAXIMUM FUND
                                                            EXPENSE
Capital Appreciation Fund                                     0.85%
Core Bond Fund                                                0.77%
High Yield Bond Fund                                          0.99%
International Growth II Fund                                  1.01%
Large Cap Value Fund                                          0.81%
Mid Cap Growth Fund                                           0.85%
Mid Cap Value Fund                                            1.05%
Moderate Growth Lifestyle Fund                                0.80%
Money Market II Fund                                          0.56%
Small Cap Growth Fund                                         1.16%
Small Cap Value Fund                                          0.95%
Socially Responsible Fund                                     0.56%
Strategic Bond Fund                                           0.89%



The Investment Advisory Agreement require that VALIC's advisory fee be reduced by any commissions, tender and exchange offer solicitation fees and other fees, or similar payments (less any direct expenses incurred) received by VALIC or its affiliates in connection with the purchase and sale of portfolio investments of the Funds. In this regard, the Investment Advisory Agreements require VALIC to use its best efforts to recapture tender and exchange solicitation offer fees for each Fund's benefits, and to advise the Series Company's Board of Trustees of any other fees, or similar payments that it (or any of its affiliates) may receive in connection with each Fund's portfolio transactions or of other arrangements that may benefit any of the Funds or the Series Company.



The Investment Advisory Agreement may be continued with respect to any Fund if specifically approved, after the initial two year term, at least annually by
(a)(i) the Series Company's Board of Trustees or (ii) a majority of that Fund's outstanding voting securities (as defined by the 1940 Act), and (b) the affirmative vote of a majority of the trustees who are not parties to the agreement or "interested persons" of any such party (as defined by the 1940 Act) by votes cast in person at a meeting called for this purpose. The Investment Advisory Agreement also provides that it shall terminate automatically if assigned. The Investment Advisory Agreement may be terminated as to any Fund at any time by the Series Company's Board of Trustees, by vote of a majority of the Fund's outstanding voting securities, or by VALIC, on not more than 60 days' written notice, nor less than 30 days' written notice, or upon such shorter notice as may be mutually agreed upon, without the payment of any penalty. Additionally the Investment Advisory Agreement provides that VALIC shall not be liable to the Series Company, or any shareholder in the Series Company, for any act or omission in rendering services under the Agreement, or for any losses sustained in the purchase, holding, or sale of any portfolio security, so long as there has been no willful misfeasance, bad faith, negligence, or reckless disregard of obligations or duties on the part of VALIC.

CODE OF ETHICS

The Series Company and VALIC have adopted an Investment Company Code of Ethics in compliance with the 1940 Act and the Investment Advisers Act of 1940, as amended, (the "Advisers Act"). This Code of Ethics is designed to detect and prevent violations of the Advisers Act and the 1940 Act through established procedures and restrictions concerning certain employee personal investment trading activities.

                             INVESTMENT SUB-ADVISERS



Subject to the control, supervision and direction of VALIC, sub-advisory services are provided as follows:





FUND NAME                                 SUB-ADVISER NAME
Capital Appreciation Fund                 Goldman Sachs Asset Management ("GSAM")
Core Bond Fund                            American General Investment Management, LP ("AGIM")
High Yield Bond Fund                      AGIM
International Growth II Fund              Thompson, Siegel & Walmsley, Inc. ("TS&W")
Large Cap Value Fund                      SSgA Funds Management, Inc.("SSgA FM")
Mid Cap Growth Fund                       INVESCO Funds Group, Inc. ("INVESCO")
Mid Cap Value Fund                        Neuberger Berman Management, Inc. ("NB Management")
Small Cap Growth Fund                     J.P. Morgan Investment Management, Inc. ("J.P. Morgan")
Small Cap Value Fund                      Fiduciary Management Associates, Inc. ("FMA") (a portion only)
Strategic Bond Fund                       AGIM



In selecting Sub-advisers, the Series Company's Trustees carefully evaluated:
(i) the nature and quality of the services expected to be rendered to the Fund(s) by the Sub-adviser, (ii) the distinct investment objective and policies of the Fund(s); (iii) the history, reputation, qualification and background of the Sub-adviser's personnel and its financial condition; (iv) its performance track record; and (v) other factors deemed relevant. The Trustees also reviewed the fees to be paid to each Sub-adviser.



Pursuant to the Investment Sub-advisory Agreements and subject to VALIC' control, supervision and direction, the Sub-advisers will manage the investment and reinvestment of the assets, other than cash, of the sub-advised Funds, including the evaluation of pertinent economic, statistical, financial and other data, and the determination of industries and companies to be represented in the sub-advised Funds. Further, the Sub-advisers will maintain a trading desk and place orders for the purchase and sale of portfolio investments for the Sub-advised Funds, accounts with brokers and dealers selected by the Sub-advisers, or arrange for any other entity to provide a trading desk and to place orders with brokers and dealers selected by the Sub-advisers and VALIC.



The Investment Sub-advisory Agreements provide that the Sub-advisers will bear the expense of discharging their responsibilities.



VALIC paid the following fees to the Sub-advisers for services rendered for the past three fiscal years ending August 31:




FUND NAME                                  2001            2000             1999
Capital Appreciation Fund               $94,209         $81,237          $32,916
Core Bond Fund                           54,049          13,058         $ 12,817
High Yield Bond Fund                     51,707          24,888           23,874
International Growth II Fund            154,448          61,662           36,946
Large Cap Value Fund                     50,187          50,000           50,000
Mid Cap Growth Fund                      97,939          36,425           26,557
Mid Cap Value Fund                      207,553          58,937           36,302
Small Cap Growth Fund                   168,469         134,307           47,021
Small Cap Value Fund                     40,411          15,237           15,109
Strategic Bond Fund                      31,944          19,265           18,349



The Investment Sub-advisory Agreements may be continued with respect to any of the Funds if approved, after the initial two year term, at least annually by the vote of the Series Company's Board of Trustees who are not parties to the Investment Sub-advisory Agreements or interested persons of any such parties, cast in person at a meeting called for the purpose of voting on such approval and by a vote of a majority of the Series Company's Board of Trustees or a majority of the relevant Fund's outstanding voting securities.


The Investment Sub-Advisory Agreements will automatically terminate in the event of assignment or in the event of termination of the Investment Advisory Agreements between VALIC and the Series Company as it relates to the relevant sub-advised Fund. The Investment Sub-Advisory Agreements may be terminated at any time by VALIC, the relevant Sub-Adviser, the Series Company's Board of Trustees, or by vote of a majority of the outstanding voting securities of the relevant sub-advised Fund, generally, on not more than 60 days' nor less than 30 days' written notice. Such termination shall be without the payment of any penalty.



The Investment Sub-advisory Agreements provide that the Sub-advisers shall not be liable to VALIC, the Series Company or to any shareholder of the Series Company for any act or omission in rendering services under the Investment Sub-advisory Agreements or for any losses sustained in the purchase, holding or sale of any portfolio security, so long as there has been no willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties on the part of the Sub-advisers.


                               SERVICE AGREEMENTS

The Series Company has service agreements with VALIC, or an affiliate, to provide certain accounting and administrative services to the Funds and to provide transfer agent services. Transfer agent services also include shareholder servicing and dividend disbursements.


Pursuant to the Administrative Services Agreement, the Series Company will pay to VALIC (or an affiliate) an annual fee of 0.07% based on average daily net assets. Prior to May 1, 2001, the fee was 0.03%. The Amended and Restated Transfer Agent Agreement states that all transfer agent services will be provided to the Series Company at cost.



For the fiscal years ended August 31, 2001, 2000 and 1999, respectively, the Funds paid VALIC the following ACCOUNTING FEES:




FUND NAME                                  2001           2000              1999
Capital Appreciation Fund               $13,713         $8,124            $3,292
Core Bond Fund                           10,595          1,567             1,538
High Yield Bond Fund                      5,641          1,659             1,592
International Growth II Fund             11,017          2,846             1,705
Large Cap Value Fund                      7,138          2,734             2,030
Mid Cap Growth Fund                       8,654          2,732             1,992
Mid Cap Value Fund                       20,860          3,536             2,178
Money Market II Fund                     17,788          3,870             2,077
Small Cap Growth Fund                    12,304          6,715             2,351
Small Cap Value Fund                      8,312          1,905             1,735
Socially Responsible Fund                 5,459          3,651             2,311
Strategic Bond Fund                       4,438          1,651             1,573



The Series Company has entered into a Administrative/Shareholder Services Agreement ("Service Agreement") with VALIC for the provision of recordkeeping and shareholder services to retirement and employee benefit plans. Under the terms of the Service Agreement, the Series Company pays VALIC a monthly fee equal to 0.25% of the aggregate net asset value of each Fund, other than the Lifestyle Funds, on an annual basis. For the fiscal periods shown below, the Funds paid VALIC the following ADMINISTRATIVE SERVICES FEES:

FUND NAME                                2001             2000             1999
Capital Appreciation Fund             $78,507          $67,699          $27,430
Core Bond Fund                         54,049           13,058           12,817
High Yield Bond Fund                   28,726           13,827           13,263
International Growth II Fund           59,403           23,716           14,210
Large Cap Value Fund                   38,007           22,779           16,913
Mid Cap Growth Fund                    45,260           22,766           16,598
Mid Cap Value Fund                    103,776           29,469           18,151
Money Market II Fund                   94,758           32,252           17,307
Small Cap Growth Fund                  70,196           55,961           19,592
Small Cap Value Fund                   39,716           15,871           14,456
Socially Responsible Fund              31,844           30,422           19,258
Strategic Bond Fund                    22,817           13,760           13,107




For the fiscal years ended August 31, 2001, 2000 and 1999, respectively, the Funds paid VALIC the following TRANSFER AGENCY FEES:



FUND NAME                                2001            2000            1999
Capital Appreciation Fund                $281             -0-             -0-
Core Bond Fund                            209             -0-             -0-
High Yield Bond Fund                      109             -0-             -0-
International Growth II Fund              224             -0-             -0-
Large Cap Value Fund                      141             -0-             -0-
Mid Cap Growth Fund                       168             -0-             -0-
Mid Cap Value Fund                        397             -0-             -0-
Money Market II Fund                      354             -0-             -0-
Small Cap Growth Fund                     250             -0-             -0-
Small Cap Value Fund                      154             -0-             -0-
Socially Responsible Fund                 114             -0-             -0-
Strategic Bond Fund                        81             -0-             -0-




PORTFOLIO TURNOVER

For the fiscal year ending August 31, 2001, the portfolio turnover rate was higher for the Mid Cap Growth Fund due to a transition in Sub-advisers. For the Mid Cap Value Fund, the portfolio turnover rate was higher due to repositioning based on market conditions.




                      PORTFOLIO TRANSACTIONS AND BROKERAGE


As investment adviser to the Series Company, VALIC has responsibility for placing (and deciding when to place) orders for the purchase and sale of investments for the portfolio of each Fund, selecting brokers or dealers to handle these transactions, and negotiating commissions on these transactions. VALIC utilizes the assistance of sub-advisers in selecting brokers or dealers to handle transactions for the sub-advised Funds. The sub-advisers may employ affiliated brokers for portfolio transactions under circumstances described in the Prospectus under the heading "About the Series Company's Management."

Virtually all of the over-the-counter transactions by the actively-managed portion of the High Yield Bond Fund and the Strategic Bond Fund are principal transactions with issuers and dealers at net prices which entail no brokerage commissions. The International Growth II Fund, the Mid Cap Growth Fund, the Mid Cap Value Fund, the Socially Responsible Fund, the Small Cap Value Fund, and the Capital Appreciation Fund engage in over-the-counter transactions with principals and transactions with national securities exchanges on an agency basis. The Series Company normally enters into principal transactions directly with the issuer or the market-maker.


When the Series Company purchases or sells securities or financial futures contracts on an exchange, it pays a commission to any FCM or broker executing the transaction. When the Series Company purchases securities from the issuer, an underwriter usually receives a commission or "concession" paid by the issuer. When the Series Company purchases securities from a market-maker, it pays no commission, but the price includes a "spread" or "mark-up" (between the bid and asked price) earned by the market-making dealer on the transaction.


In purchasing and selling each Fund's portfolio securities, it is the policy of the Sub-advisers to seek the best execution at the most favorable price through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. When selecting brokers or dealers, and in negotiating prices and commissions, the Sub-advisers consider such factors as: the broker or dealer's reliability; the quality of the broker or dealer's execution services on a continuing basis; the rate of the commission; the size and difficulty of the order and the timeliness of execution; the reliability, integrity, financial condition, general execution, and operational capabilities of that firm and competing broker-dealers. In over-the-counter transactions, the Sub-advisers place orders directly with the principal market-maker unless they believe the Series Company can obtain a better price (or receive better execution of orders) from a broker on an agency basis. In transactions executed on securities or commodities exchanges, the Sub-advisers seek the best overall price and execution at the most favorable commission rate (except when higher brokerage commissions are paid to obtain brokerage and research services, as explained below). When the Sub-advisers believe that more than one firm meets these criteria the Sub-advisers may prefer brokers who provide the Sub-advisers or the Series Company with brokerage and research services, described below.



Directed Brokerage: The Advisers may have agreements or understandings with broker-dealers by which specific amounts of transactions or commissions are directed to specific broker-dealers. A directed brokerage agreement includes those arrangements under which products or services (other than execution of securities transactions), expense reimbursements, or commissions are recaptured for a client from or through a broker-dealer, in exchange for directing the client's brokerage transactions to that broker-dealer. The Board of Trustees has determined that a directed brokerage arrangement with State Street Brokerage, Lynch Jones and Ryan and/or any other comparable broker-dealer is in the best interest of each Fund and its shareholders and, therefore, has conveyed the information to sub-advisers. A Fund may participate in directed brokerage agreements, provided the portfolio manager can still obtain the best price and execution for trades. Directed brokerage arrangements are generally subject to a maximum of 20% of a Fund's eligible commissions. Thus, a Fund may benefit from the products or services or recaptured commissions obtained through the directed brokerage arrangement, although there may be other transaction costs, greater spreads, or less favorable net prices on transactions. As long as the trader executing the transaction for a Fund indicates that this is a directed brokerage transactions, the Fund will get a percentage of commissions paid on either domestic trades or international trades credited back to the Fund. These credits are in hard dollars and could be used to offset the Fund's custody expenses or to pay other Fund expenses (excluding expenses payable to affiliates). By entering into a brokerage/service arrangement, a Fund can reduce expenses reported to shareholders in its statement of operations, fee table and expense ratio and can increase its reported yield.



Research Services: The Advisers may cause a Fund to pay a broker-dealer a commission (for executing a securities transaction) that is greater than the commission another broker-dealer would have received for executing the same transaction, if the Advisers determine in good faith that the greater commission paid to the first broker-dealer is reasonable in relation to the value of brokerage and research services provided to the Advisers viewed in terms of either that particular transaction or the overall responsibilities of the Advisers. The Advisers receive a wide range of research services from broker-dealers, including: information on securities markets, the economy and individual companies; statistical information; accounting and tax law interpretations; technical market action; pricing and appraisal services; and credit analyses. Research services are received by the Advisers primarily in the form of written reports, telephone contacts, personal meetings with securities analysts, corporate and industry spokespersons, and access to various computer-generated data.



The Sub-advisers evaluate whether such research services provide lawful and appropriate assistance to them in the performance of their investment decision-making responsibilities, for the Series Company. The Sub-Advisers will not cause the Series Company to pay higher commissions without first determining, in good faith, that the cost is reasonable considering the brokerage and research services provided, with respect to either the particular transaction or the Sub-Advisers' overall responsibilities with respect to accounts for which they exercise investment discretion. The Sub-Advisers receive research services at no cost and cannot assign any specific monetary value to them; nevertheless, the Sub-Advisers believe these supplemental investment research services are essential to the Sub-Advisers' ability to provide high quality portfolio management to the Funds. Research services furnished by broker-dealers through whom a Fund effects securities transactions may be used by the Sub-Advisers in servicing all of the Funds, and the Advisers may not use all such services in managing the Funds.

The amount of brokerage commissions paid, the quality of execution, the nature and quality of research services provided, and the amount of commissions paid to firms providing research services are reviewed quarterly by the Series Company's Board of Trustees.


The following table lists BROKERAGE COMMISSIONS paid by each Fund on portfolio transactions for the fiscal periods ended for the years 1999, 2000 and 2001. Unless otherwise noted, the Funds paid no brokerage commissions to brokers for research services provided to the Advisers.




FUND NAME                                  2001            2000          1999
Capital Appreciation Fund               $21,994         $17,709       $16,448
International Growth II Fund            129,597          51,470        42,589
Large Cap Value Fund                     43,284          29,845        11,843
Mid Cap Growth Fund                      28,726           7,768        10,081
Mid Cap Value Fund                      272,047          55,989        38,031
Small Cap Growth Fund                    27,969          16,414        10,570
Small Cap Value Fund                     49,876          19,067        23,628
Socially Responsible Fund                 8,513           5,478         6,662



Occasions may arise when one or more of the Funds or other accounts that may be considered affiliated persons of the Funds under the 1940 Act desire to purchase or sell the same portfolio security at approximately the same time. On those occasions when such simultaneous purchase and sale transactions are made such transaction will be allocated in an equitable manner according to written procedures approved by the Series Company's Board of Trustees. Specifically, such written procedures provide that in allocating purchase and sale transactions made on a combined basis the parties will seek to achieve the same net unit price of securities for each Fund or other account and to allocate as nearly as practicable, such transactions on a pro-rata basis substantially in proportion to the amounts ordered to be purchased and sold by each Fund or other account. In some cases, this procedure could have an adverse effect on the price or quantity of securities available to the Funds. However, the Funds may, alternatively, benefit from lower broker's commissions and/or correspondingly lower costs for brokerage and research services by engaging in such combined transactions. In the Advisers' opinion, the results of this procedure will, on the whole, be in the best interest of each Fund.



The following table lists commissions paid to brokers for RESEARCH SERVICES on portfolio transactions for the fiscal year ending August 31, 2001:

FUND NAME                               COMMISSIONS FOR               TOTAL
                                       RESEARCH SERVICES           TRANSACTION
                                              2001                   DOLLARS
Mid Cap Growth Fund                                 $967             $668,254
Mid Cap Value Fund                                   719              433,760
Small Cap Value Fund                              20,015            8,291,031



For the fiscal periods ended August 31, 1999, 2000 and 2001, the brokerage commissions were paid to the Funds' AFFILIATED BROKERS noted below:





                       Aggregate  Affiliated     % of      Aggregate    Affiliated     % of      Aggregate  Affilliated     % of
                         1999        1999     Affiliated      2000         2000     Affiliated      2001        2001     Affiliated
                       ---------  ----------  -----------  ---------   ----------- -----------  ---------  -----------  -----------
Small Cap Growth         10,570          44       0.4%       16,420         154        0.9%      27,969         459         1.6%
(J.P. Morgan)
Mid Cap Value            38,031      25,017      65.8%       55,989      25,197       45.0%     272,047     137,764        50.6%
(Neuberger Berman)
Capital Appreciation     16,448       1,023       6.2%       17,709       1,911       10.8%      21,994       4,186        19.0%
(Goldman Sachs)




                        DETERMINATION OF NET ASSET VALUE

Equity investments (including common stocks, preferred stocks, convertible securities, and warrants) and call options written on all portfolio investments listed or traded on a national exchange are valued at their last sale price on that exchange prior to the time when assets are valued. In the absence of any exchange sales on that day and for unlisted equity securities, such securities and call options written on portfolio securities are valued at the last sale price on the NASDAQ National Market System. In the absence of any National Market System sales on that day, equity securities are valued at the last reported bid price and call options written on all portfolio securities for which other over-the-counter market quotations are readily available are valued at the last reported asked price.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, are valued at representative quoted prices. Such quotations generally are obtained from government securities pricing services; however, in circumstances where it is deemed appropriate to do so, quotations may be obtained from dealers in government securities.



Publicly-traded corporate bonds are valued at prices obtained from third party pricing services.



Short-term debt securities for which market quotations are readily available are valued at the last reported bid price, except for those with a remaining maturity of 60 days or less which are valued by the amortized cost method (unless, due to special circumstances, the use of such a method with respect to any security would result in a valuation which does not approximate fair market value).

Convertible bonds are valued at prices obtained from one or more of the major dealers in such bonds. Where there is a discrepancy between dealers or when no quotes are readily available, values may be adjusted based on a combination of yields and premium spreads to the underlying common stock.

Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price on the exchange where such security is primarily traded. All foreign securities traded on the over-the-counter market are valued at the last sale quote, if market quotations are available, or the last closing bid price, if there is no active trading in a particular security for a given day. Where market quotations are not readily available for such foreign over-the-counter securities, then such securities will be valued in good faith by a method that the Series Company's Board of Trustees, or its delegates, believes accurately reflects fair value. Quotations of foreign securities in foreign currencies are converted, at current exchange rates, to their U.S. dollar equivalents in order to determine their current value. In addition, because of the need to value foreign securities (other than ADRs) as of the close of trading on various exchanges and over-the-counter markets throughout the world, the calculation of the net asset value of Funds investing in such foreign securities may not take place contemporaneously with the valuation of such foreign securities in those Funds' portfolios.

Options purchased by the Funds (including options on financial futures contracts, stock indices, foreign currencies, and securities) listed on national securities exchanges are valued on the exchange where such security is primarily traded.

Over-the-counter options purchased or sold by the Funds are valued based upon prices provided by market-makers in such securities or dealers in such currencies.

Exchange-traded financial futures contracts (including interest rate futures contracts, stock index futures contracts, and currency futures contracts) are valued at the settlement price for such contracts established each day by the board of trade or exchange on which such contracts are traded. Unlisted financial futures contracts are valued based upon prices provided by market-makers in such financial futures contracts.

All of the assets of the Money Market II Fund are valued on the basis of amortized cost. Under the amortized cost method of valuation, securities are valued at a price on a given date, and thereafter a constant accretion of any discount or amortization of any premium to maturity is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation it may result in periods in which value as determined by amortized cost is higher or lower than the price a Fund would receive if it sold the security. During such periods, the yield to investors may differ somewhat from that obtained by a similar fund or portfolio which uses available market quotations to value all of its portfolio securities. The Series Company's Board of Trustees has established procedures reasonably designed, taking into account current market conditions and Money Market II Fund's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation should exceed one half of one percent, the Board will promptly consider initiating corrective action. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: selling portfolio securities prior to maturity; shortening the average maturity of the portfolio; withholding or reducing dividends; or utilizing a net asset value per share determined from available market quotations. Even if these steps were taken, the Money Market II Fund's net asset value might still decline.

                          ACCOUNTING AND TAX TREATMENT

SUBCHAPTER M OF THE INTERNAL REVENUE CODE OF 1986



Each Fund of the Series Company intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). A Fund must meet several requirements to obtain and maintain its status as a regulated investment company. Among these requirements are that: (i) at least 90% of a Fund's gross income be derived from dividends, interest, payments with respect to securities loans and gains from the sale or disposition of securities; and (ii) at the close of each quarter of a Fund's taxable year (a) at least 50% of the value of the Fund's assets consist of cash, government securities, securities of other regulated investment companies and other securities (such other securities of any one issuer being not greater than 5% of the value of a Fund and the Fund holding not more than 10% of the outstanding voting securities of any such issuer) and (b) not more than 25% of the value of a Fund's assets be invested in the securities of any one issuer (other than United States government securities or securities of other regulated investment companies). Each Fund of the Series Company is treated as a separate entity for federal income tax purposes. Further, the benefits of taxation as a regulated investment company are not available to a Fund unless it distributes at least 90% of its "investment company taxable income" for the taxable year. Since the Fund itself would have to pay taxes on any undistributed income or undistributed capital gains, it plans to distribute all of its investment company taxable income and all of its net capital gain for each of its fiscal years. The separate accounts of VALIC and its affiliates which own the interests in each Fund are effectively tax exempt, so there should be no income tax consequences to such distributions.


The Internal Revenue Service ("Service") has ruled publicly that an exchange-traded call option is a security for purposes of the 50% of assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. It has ruled privately (at the request of a taxpayer other than the Series Company) that income from closing financial futures contracts is considered gain from a disposition of securities for purposes of the 90% of gross income test. However, since taxpayers other than the taxpayer requesting a particular private ruling are not entitled to rely on such ruling, the Series Company intends to keep its Funds' activity in futures contracts and options at a low enough volume such that gains from closing futures contracts will not exceed 10% of a Fund's gross income until the Service rules publicly on the issues or the Series Company is otherwise satisfied that those gains are qualifying income.

If a Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income. To qualify again as a regulated investment company in a subsequent year, the Fund may be required to pay an interest charge of 50% of its earnings and profits attributable to non-regulated investment company years and would be required to distribute such earnings and profits to shareholders (less any interest charge). In addition, if the Fund failed to qualify as a regulated investment company for its first taxable year or, if immediately after qualifying as a regulated investment company for any taxable year, it failed to qualify for a period greater than one taxable year, the Fund would be required to recognize any net built-in gains (the excess of aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

SECTION 817(h) OF THE CODE

Each of the Funds intends to comply with Section 817(h) of the Code and the regulations issued thereunder. Section 817(h) of the Code and Treasury Department regulations thereunder impose certain diversification requirements on variable annuity contracts based upon segregated asset accounts. These requirements are in addition to the diversification requirements of Subchapter M and the 1940 Act and may affect the securities in which a Fund may invest. Failure to meet the requirements of Section 817(h) could result in immediate taxation of the Contract Owner to the extent of appreciation on investment under the Contract.

The Section 817(h) diversification requirements do not apply to pension plan contracts. "Pension plan contracts" for these purposes generally means annuity contracts issued with respect to plans qualified under Section 401(a) or 403(a) of the Code, Section 403(b) annuities, Individual Retirement Accounts, Individual Retirement Annuities and annuities issued with respect to Section 457 plans.

The Secretary of the Treasury may, in the future, issue additional regulations that will prescribe the circumstances in which a Contract Owner's control of the investments of the separate accounts investing in the Series Company may cause the Contract Owner to be taxable with respect to assets allocated to the separate account, before distributions are actually received under the Contract.

In order to comply with the requirements of Section 817(h) and the regulations thereunder, the Series Company may find it necessary to take action to ensure that a Contract funded by the Series Company continues to qualify as such under federal tax laws. The Series Company, for example, may be required to alter the investment objectives of a Fund or Funds, or substitute the shares of one Fund for those of another. No such change of investment objectives or substitution of securities will take place without notice to the shareholders of the affected Fund, and the approval of a majority of such shareholders (as defined in the 1940 Act) and without prior approval of the SEC, to the extent legally required.

It is not feasible to comment on all of the federal income tax consequences concerning the Funds. Each owner of a Contract funded by the Series Company should consult a qualified tax adviser for more complete information. The reader should refer to the appropriate prospectus related to his or her Contracts for a more complete description of the taxation of the separate account and of the owner of the particular Contract.

                                OTHER INFORMATION

SHAREHOLDER REPORTS

Annual Reports containing audited financial statements of the Series Company and Semiannual Reports containing unaudited financial statements, as well as proxy materials, are sent to Contract Owners, annuitants, or beneficiaries as appropriate.

VOTING AND OTHER RIGHTS

The Series Company was organized under the laws of the state of Delaware as a business trust, and presently is authorized to sell 15 series. Each of these series is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share, divided into classes. VALIC, as the initial sole shareholder of each of the Funds as of the commencement date of the Series Company, controls each Fund. VALIC does not anticipate that its initial control of each Fund will adversely effect the rights of future shareholders.

Each outstanding share has one vote on all matters that shareholders vote on. Participants vote on these matters indirectly by voting their units. The way participants vote their units depends on their contract. See the contract prospectus for specific details. When a matter comes up for vote, the separate account will vote its shares in the same proportion as the unit votes it actually receives. If VALIC determines that it may, under the current interpretation of the 1940 Act, vote shares directly instead of voting through its units, it may decide to vote that way.

VALIC, as the initial sole shareholder of the Funds as of the commencement date of the Series Company, controls each Fund. VALIC does not anticipate that its initial control of each Fund will adversely effect the rights of future shareholders.

Delaware law does not require the Series Company to hold regular, annual shareholder meetings. But, the Series Company must hold shareholder meetings on the following matters: (a) to approve certain agreements as required by the 1940 Act; (b) to change fundamental investment objectives in the Diversification section and to change fundamental investment restrictions, above; and (c) to fill vacancies on the Series Company's Board of Trustees if the shareholders have elected less than a majority of the Trustees.

The Series Company will assist in shareholder communications.

VALIC's ownership of more than 25% of the outstanding shares may result in VALIC's being deemed a controlling entity of each of those Funds as that term is defined in the 1940 Act. Such control will dilute the effect of the votes of other shareholders and contract owners.


As of August 31, 2001, VALIC Separate Account A (a registered separate account of VALIC) owned, directly or indirectly, 100% of the outstanding shares of all Funds.



CUSTODY OF ASSETS

Pursuant to a Custodian Contract with the Series Company, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, holds the cash and portfolio securities of the Series Company as custodian.

The Custodian is responsible for holding all securities and cash of each Fund, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Series Company, and performing other administrative duties, all as directed by persons authorized by the Series Company. The Custodian does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds or the Series Company. Portfolio securities of the Funds purchased domestically are maintained in the custody of the Custodian and may be entered into the book entry systems of securities depositories approved by the Board of Trustees. Pursuant to the Custodian Contract, portfolio securities purchased outside the United States will be maintained in the custody of various foreign branches of the Custodian and such other custodians, including foreign banks and foreign securities depositories, as are approved by the Board of Trustees, in accordance with regulations under the 1940 Act.

The Custodian holds securities of the Funds on which call options have been written and certain assets of the Funds constituting margin deposits with respect to financial futures contracts at the disposal of the FCMs through which such transactions are effected. The Funds may also be required to post margin deposits with respect to covered call and put options written on stock indices and for this purpose certain assets of those Funds may be held by the custodian pursuant to similar arrangements with the brokers involved.

This arrangement regarding margin deposits essentially consists of the Custodian creating a separate segregated account into which it transfers (upon the Series Company's instructions) assets from a Fund's general (regular) custodial account. The custody agreement for such arrangement provides that FCMs or brokers will have access to the funds in the segregated accounts when and if the FCMs or brokers represent that the Series Company has defaulted on its obligation to the FCMs or brokers and that the FCMs or brokers have met all the conditions precedent to their right to receive such funds under the agreement between the Series Company and the FCMs or brokers. The Series Company has an agreement with each FCM or broker which provides (1) that the assets of any Fund held by the FCM or broker will be in the possession of the Custodian until released or sold or otherwise disposed of in accordance with or under the terms of such agreement, (2) that such assets not otherwise be pledged or encumbered by the FCM or broker, (3) that when requested by the Series Company the FCM or broker will cause the Custodian to release to its general custodial account any assets to which a Fund is entitled under the terms of such agreement, and (4) that the assets in the segregated account shall otherwise be used only to satisfy the Series Company's obligations to the FCM or broker under the terms of such agreement.

If on any day a Fund experiences net realized or unrealized gains with respect to financial futures contracts or covered options on stock indices held through a given FCM or broker, it is entitled immediately to receive from the FCM or broker, and usually will receive by the next business day, the net amount of such gains. Thereupon, such assets will be deposited in its general or segregated account with the Custodian, as appropriate.

                                  BOND RATINGS

Moody's Investors Service, Inc.'s corporate bond ratings are as follows:

Aaa -- Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements and their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safe-guarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Standard & Poor's Corporation classifications are as follows:

AAA -- This is the highest rating assigned by Standard & Poor's to a financial obligation and indicates an extremely strong capacity to meet its financial commitment.

AA -- An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is strong.

A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB -- Obligations rated "BBB" exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB-B-CCC-CC -- Obligations rated "BB", "B", "CCC" and "CC" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "CC" a higher degree of speculation. While such obligations will likely have some quality and protective characteristics, they may be outweighed by large uncertainties or major exposures to adverse conditions.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A and Prime Commercial Paper Ratings.

Commercial paper rated A by S&P has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better, although, in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The rating is described by S&P as the investment grade category, the highest rating classification. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

Among the factors considered by Moody's in assigning commercial paper ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative differences in strengths and weaknesses in respect of these criteria establish a rating in one of three classifications. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Its other two ratings, Prime-2 and Prime-3, are designated Higher Quality and High Quality, respectively.

INDEPENDENT AUDITORS

Ernst & Young LLP, One Houston Center, 1221 McKinney, Suite 2400, Houston, Texas 77010, serve as independent auditors of the Series Company.

                        MANAGEMENT OF THE SERIES COMPANY


The Board of Trustees manages the business activities of the Series Company in accordance with Delaware law. The Board elects officers who are responsible for the day-to-day operations of the Series Company and who execute policies formulated by the Board. The names and ages of the Trustees and officers of the Series Company, their addresses, present positions and principal occupations during the past five years are set forth below. Each person is a Director or Trustee of VALIC Company I ("VC I") and the Series Company, each an open-end investment company for which VALIC serves as the investment adviser.





   NAME, DATE OF BIRTH AND        POSITION(S) HELD
           ADDRESS                 WITH REGISTRANT             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Robert P. Condon (1)            Trustee and            President, VALIC (2000-Present); Executive Vice
12/28/41                        President since 2001   President-Sales and Marketing, American General Retirement
2929 Allen Parkway                                     Services (1999-Present); Formerly, Executive Vice
Houston, Texas 77019                                   President, Fidelity Federal Bank (1993-1999). (2)

Dr. Judith L. Craven            Director since 1998    Retired Administrator. Director, Compaq Computer
10/06/45                                               Corporation (1992-Present); Director, A.G. Belo
3212 Ewing Street                                      Corporation, a media company (1992-Present); Director,
Houston, Texas 77004                                   Sysco Corporation, a food marketing and distribution company
                                                       (1996-Present); Director, Luby's, Inc., a restaurant chain
                                                       (1998-Present); Director, University of Texas Board of Regents
                                                       (2001-Present). Formerly, Director, CypressTree Senior Floating
                                                       Rate Fund, Inc. (2000-2001); President, United Way of the Texas
                                                       Gulf Coast, a not for profit organization (1992-1998); Director,
                                                       Houston Branch of the Federal Reserve Bank of Dallas
                                                       (1992-2000). (2)

William F. Devin                Trustee since 2001     Member, Board of Governors, Boston Stock Exchange
12/30/38                                               (1985-Present). Formerly, Executive Vice President,
2929 Allen Parkway                                     Fidelity Capital Markets, a division of National Financial
Houston, Texas 77019                                   Services Corporation (1966-1996); Formerly, Director,
286 Congress Street                                    CypressTree Senior Floating Rate Fund, Inc. (October 1997
                                                       to May 2001). (2)

Dr. Timothy J. Ebner            Director since 1998    Professor and Head, Department of Neuroscience, and
07/15/49                                               Visscher Chair of Physiology, University of Minnesota
321 Church Street SE                                   (1999-Present). Formerly, Director, Graduate Program in
Minneapolis, Minnesota                                 Neuroscience, University of Minnesota (1995-1999);
55455                                                  Professor of Neurosurgery, University of Minnesota
                                                       (1980-1999); Consultant to EMPI Inc. (manufacturer of
                                                       medical products) (1994-1995); and Medtronic Inc.
                                                       (manufacturer of medical products) (1997-1998). (3)

   NAME, DATE OF BIRTH AND        POSITION(S) HELD
           ADDRESS                 WITH REGISTRANT             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Judge Gustavo E.                Director since 1998    Municipal Court Judge, Dallas, Texas (1995-Present);
Gonzales, Jr.                                          Director, Downtown Dallas YMCA Board (1996-2000) and Dallas
07/27/40                                               Easter Seals Society (1997-2000). Formerly, private
2014 Main, Suite 210                                   attorney (litigation) (1980-1995).(3)
Dallas, Texas 75201

Dr. Norman Hackerman            Director since 1984    Chairman - Scientific Advisory Board for The Robert A.
03/02/12                                               Welch Foundation (1983-Present); Director, Electrosource,
3 Woodstone Square                                     Inc. (develops, manufactures and markets energy storage
Austin, Texas 78703                                    products); President Emeritus, Rice University, Houston,
                                                       Texas (1985-Present).(2)

Peter A. Harbeck(1)             Trustee since 2001     Director and President and Chief Executive Officer,
1/23/54                                                SunAmerica Asset Management Corp. ("SAAMCo") (August
The SunAmerica Center                                  1995-Present); Director, AIG Asset Management
733 Third Avenue                                       International, Inc. (February 2000-Present); Managing
New York, New York                                     Director, John McStay Investment Counsel, L.P. (June
10017-3204                                             1999-Present); Director, SunAmerica Capital Services, Inc.
                                                       (August 1993-Present); Director and President, SunAmerica
                                                       Fund Services, Inc. (May 1988-Present); President,
                                                       Director/Trustee, SunAmerica Mutual Funds and Anchor Series
                                                       Trust (1994-Present).(2)

Dr. John Wm. Lancaster          Director since 1984    Pastor Emeritus and Director of Planned Giving, First
12/15/23                                               Presbyterian Church, Houston, Texas (1997- Present).(2)
4624 Braeburn
Bellaire, Texas 77401

Kenneth J. Lavery               Trustee since 2001     Vice President of Massachusetts Capital Resources Company.
12/30/49                                               Formerly, Director, CypressTree Senior Floating Rate Fund,
2929 Allen Parkway                                     Inc. (October 1997 to May 2001).(2)
Houston, Texas 77019

Ben H. Love                     Director since 1991    Retired. Formerly, Director, Mid-American Waste, Inc.
09/26/30                                               (waste products) (1993-1997) and Chief Executive, Boy
4407 Eaton Circle                                      Scouts of America (1985-1993).(3)
Colleyville, Texas 76034

Dr. John E. Maupin, Jr.         Director since 1998    President, Meharry Medical College, Nashville, Tennessee
10/28/46                                               (1994-Present); Nashville Advisory Board Member; Director,
1005 DB Todd Building                                  Monarch Dental Corporation (1997-Present); LifePoint
Nashville, Tennessee                                   Hospitals, Inc. (1998-1999); and Pinnacle Financial
37208                                                  Partners, Inc. (2000-Present).(2)

Dr. F. Robert Paulsen           Director since 1985    Dean and Professor Emeritus, University of Arizona, Tucson,
07/05/22                                               Arizona (1983-Present).(2)
2801 North Indian Ruins
Tucson, Arizona 85715




1) Interested Trustee, as defined within the 1940 Act, because of the Trustee's employment (Mr. Condon) or SAAMCo, a company affiliated with VALIC (Mr. Harbeck).

2) A Director or Trustee of 36 investment companies associated with American General for which VALIC serves as investment adviser.

3) A Director or Trustee of 37 investment companies associated with American General for which VALIC serves as investment adviser.

Members of the Board receive an annual retainer of $7,400, $1,200 for each Board meeting attended in person and $500 for each Board meeting conducted by telephone. Audit Committee and Nominating Committee members receive an additional $1,000 for each committee meeting attended. Committee chairs receive an additional $500 for each committee meeting chaired.



The Series Company has an Audit Committee. The Series Company's Audit Committee consists of Messrs. Devin, Lancaster, Hackerman, Paulsen, Maupin and Love. The Audit Committee recommends to the Board the selection of independent auditors for the Series Company and reviews with such independent auditors the scope and results of the annual audit, reviews the performance of the accounts, and considers any comments of the independent auditors regarding the Series Company's financial statements or books of account. The Series Company has a Nominating Committee. The Series Company's Nominating Committee consists of Messrs. Love, Gonzales, Lavery and Hackerman, and Ms. Craven. The Nominating Committee recommends to the Board nominees for independent trustee membership, reviews governance procedures and Board composition, and periodically reviews trustee compensation. The Series Company does not have a standing compensation committee.



The trustees of the Series Company who are not affiliated with VALIC are each paid annual trustees' fees and are reimbursed for certain out-of-pocket expenses by the Series Company. The trustees and officers of the Series Company and members of their families as a group, beneficially owned less than 1% of the common stock of each Fund outstanding as of August 31, 2001.


COMPENSATION OF NON-AFFILIATED TRUSTEES


The following table sets forth information regarding compensation and benefits earned by the Directors who are not affiliated with VALIC for the fiscal year ending August 31, 2001. Messrs Devin and Lavery were elected to the Board on October 22, 2001 and thus, are not shown in the table below. Interested Trustees (Messrs. Condon and Harbeck) are not eligible for compensation or retirement benefits and thus, are not shown below.



                               COMPENSATION TABLE
                       FISCAL YEAR ENDING AUGUST 31, 2001



                                                            PENSION OR                               TOTAL
                                                            RETIREMENT                         COMPENSATION FROM
                                                         BENEFITS ACCRUED   ESTIMATED ANNUAL    NAFV II AND FUND
                                         AGGREGATE       AS PART OF NAFV      BENEFITS UPON     COMPLEX PAID TO
                                     COMPENSATION FROM     II EXPENSES         RETIREMENT         TRUSTEES(1)
      NAME OF PERSON, POSITION            NAFV II
Dr. Judith L. Craven, Trustee             $11,766            $ 5,119              (2)              $45,713
Dr. Timothy J. Ebner, Trustee             $10,328(3)         $ 4,660              (2)              $40,938
Judge Gustavo E. Gonzales, Jr.,           $10,848(3)         $ 4,417              (2)              $42,870
Trustee
Dr. Norman Hackerman, Trustee             $11,810            $ 3,655              (2)              $46,214
Dr. John Wm. Lancaster, Trustee           $11,766            $ 3,642              (2)              $45,964
Ben H. Love, Trustee                      $11,865            $ 4,058              (2)              $46,582
Dr. John E. Maupin, Jr., Trustee          $11,733            $ 4,657              (2)              $45,757
Dr. F. Robert Paulsen, Trustee            $10,533            $ 3,635              (2)              $42,357


----------

(1)  Includes all investment companies managed by VALIC.

(2) All current Trustees would earn ten or more years of service as of their normal retirement date. Complete years of service earned as of August 31, 2001, are as follows: Messrs. Hackerman, Lancaster, Love and Paulsen - 5 or greater; Dr. Craven and Messrs. Ebner, Gonzales and Maupin - approximately 3 years.

(3) Dr. Ebner and Mr. Gonzalez have chosen to defer a portion of compensation under the Deferred Compensation Plan discussed below. As of August 31, 2001, the current value of the deferred compensation is $1,271 and $824 for Dr. Ebner and Mr. Gonzalez, respectively.



Effective January 1, 2001, the Board of Trustees approved a Deferred Compensation Plan (the "Deferred Plan") for its Independent Trustees who are not officers, directors, or employees of VALIC or an affiliate of VALIC. The purpose of the Deferred Plan is to permit such Independent Trustees to elect to defer receipt of all or some portion of the fees payable to them for their services to NAFV II, therefore allowing postponement of taxation of income and tax-deferred growth on the earnings. Under the Deferred Plan, an Independent Trustee may make an annual election to defer all or a portion of his/her future compensation from NAFV II.



The Series Company also offers Independent Trustees a retirement plan ("Retirement Plan") with benefits based upon the trustee's years of service and compensation at the time of retirement. The Series Company is responsible for the payment of the retirement benefits as well as all expenses of administration of the Retirement Plan. Benefits vested under the Retirement Plan are payable for a ten-year period. Additional years of service will not increase benefits. Estimated benefits are shown below.




            PENSION TABLE -- ESTIMATED BENEFITS AT NORMAL RETIREMENT

                         YEARS OF SERVICE AT RETIREMENT



                       5 YEARS                                                                          10 OR MORE
                      AND UNDER         6 YEARS         7 YEARS          8 YEARS          9 YEARS          YEARS
 COMPENSATION AT
    RETIREMENT
     $20,000           $10,000          $12,000         $14,000          $16,000          $18,000         $20,000
     $30,000           $15,000          $18,000         $21,000          $24,000          $27,000         $30,000
     $40,000           $20,000          $24,000         $28,000          $32,000          $36,000         $40,000
     $50,000           $25,000          $30,000         $35,000          $40,000          $45,000         $50,000
     $60,000           $30,000          $36,000         $42,000          $48,000          $54,000         $60,000




To determine the estimated benefits at retirement, first find the amount of compensation at retirement (on the left) and then follow that line to the years of service at retirement. For example, a Trustee earning $40,000 upon retirement with 8 years of service would receive an estimated benefit of $32,000 per year for a ten-year period.



EXECUTIVE OFFICERS AND SIGNIFICANT EMPLOYEES



The officers of NAFV II are elected by the Trustees. Each officer holds office until the qualification and election of his or her successor. The following table sets forth information concerning the executive officers, other than those officers previously named as Trustees above. The business address of each officer, except for Mssrs. Guterman and Zakem and Ms. Handel, is 2929 Allen Parkway, Houston, Texas 77019. Mr. Guterman's business address is 175

Water Street, New York, New York 10038. The business address for Mr. Zakem and Ms. Handel is 733 Third Avenue, New York, New York 10017-3204.






NAME AND DATE OF BIRTH            POSITION(S) WITH NAFV II        BUSINESS EXPERIENCE DURING THE LAST 5 YEARS
--------------------------------- ------------------------------- --------------------------------------------------
Evelyn M. Curran                  Vice President since 2001       Vice President, American General Fund Group
06/04/65                                                          (1999-Present). Formerly, Senior Attorney,
                                                                  American General (1997-1999); Senior Attorney,
                                                                  Western National Life Insurance Company
                                                                  (1994-1997).

Nori L. Gabert                    Secretary since 2000 and Vice   Vice President and Associate General Counsel,
08/15/53                          President since 1998            SAAMCo (2001-Present); Vice President and
                                                                  Secretary of NAFV I and NAFV II (1997-Present).
                                                                  Formerly, Senior Counsel, American General
                                                                  Financial Group (1997-2001); Of Counsel, Winstead
                                                                  Sechrest & Minick P.C. (1997); Vice President and
                                                                  Associate General Counsel of Van Kampen, Inc.
                                                                  (1981-1996).

Steven Guterman                   Vice President and Senior       Executive Vice President, Head of Institutional
08/07/53                          Investment Officer since 1999   Asset Management, AGIM (1998-Present). Formerly,
                                                                  Managing Director and Head of U.S. Fixed Income
                                                                  Portfolio Management, Salomon Brothers Asset
                                                                  Management (1990-1998).

Donna Handel                      Vice President and Assistant    Vice President, Anchor Pathway Fund ("APF") and
06/25/66                          Treasurer since 2001            SunAmerica Series Trust ("SAST") (November
                                                                  2000-Present); Assistant Treasurer, APF and SAST
                                                                  (October 1999-Present); Vice President,
                                                                  SunAmerica (1996-Present); Vice President (since
                                                                  2000) and Assistant Treasurer, SunAmerica Equity
                                                                  Funds, SunAmerica Income Funds and SunAmerica
                                                                  Money Market II Funds, Inc. Anchor Series Trust
                                                                  ("AST") and SunAmerica Style Select Series, Inc.
                                                                  (1996-Present); Vice President (since 2000) and
                                                                  Assistant Treasurer, SunAmerica Strategic
                                                                  Investment Series, Inc. and Seasons Series Trust
                                                                  ("Seasons") (1999-Present).


Gregory R. Kingston               Treasurer since 2000 and        Vice President, Fund Accounting, AGIM
01/18/66                          Assistant Treasurer since 1999  (1999-Present).Formerly, Assistant Treasurer,
                                                                  First Investor Management Company (1994-1999).

Todd L. Spillane                  Chief Compliance Officer        Chief Compliance Officer, AGIM (1999-Present).
12/20/58                          since 2000                      Formerly, Chief Compliance Officer, Nicholas
                                                                  Applegate Capital Management (1994-1999).


NAME AND DATE OF BIRTH            POSITION(S) WITH NAFV II        BUSINESS EXPERIENCE DURING THE LAST 5 YEARS
--------------------------------- ------------------------------- --------------------------------------------------
Robert M. Zakem                   Vice President and Assistant    Senior Vice President and General Counsel,
1/26/58                           Secretary since 2001            SAAMCo, (1993-Present); Vice President, General
                                                                  Counsel and Assistant Secretary, AIG Asset
                                                                  Management International, Inc., (February
                                                                  2000-Present); Executive Vice President, General
                                                                  Counsel and Director, SunAmerica Capital
                                                                  Services, Inc., (1993-Present); Vice President,
                                                                  General Counsel and Assistant Secretary,
                                                                  SunAmerica Fund Services, Inc., (1994-Present);
                                                                  Vice President, Seasons, SAST and APF, Assistant
                                                                  Secretary, SAST and APF (1993-Present); Assistant
                                                                  Secretary, Seasons (1997-Present).

                 NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II

                            Part C. OTHER INFORMATION


ITEM 23. EXHIBITS

       1.   (a)   1. Agreement and Declaration of Trust (1)
                  2. Amendment to Agreement and Declaration of Trust (2)
                  3. Amended and Restated Certificate of Trust dated 09/25/2000
                     (6)

            (b)   Certificate of Designation For:

                  (1) American General International Growth Fund (1)
                  (2) American General Large Cap Growth (1)
                  (3) American General Mid Cap Growth Fund (1)
                  (4) American General Small Cap Growth Fund (1)
                  (5) American General International Value Fund (1)
                  (6) American General Large Cap Value Fund (1)
                  (7) American General Mid Cap Value Fund (1)
                  (8) American General Small Cap Value Fund (1)
                  (9) American General Socially Responsible Fund (1)
                 (10) American General Balanced Fund (1)
                 (11) American General High Yield Bond Fund (2)
                 (12) American General Strategic Bond Fund (2)
                 (13) American General Domestic Bond Fund (1)
                 (14) American General Core Bond Fund (2)
                 (15) American General Money Market Fund (1)
                 (16) American General Growth Lifestyle Fund (1)
                 (17) American General Moderate Growth Lifestyle Fund (1)
                 (18) American General Conservative Growth Lifestyle Fund (1)
                 (19) American General S&P 500 Index Fund (1)
                 (20) American General Mid Cap Index Fund (1)
                 (21) American General Small Cap Index Fund (1)
                 (22) North American International Growth Fund (1)
                      North American - Goldman Sachs Large Cap Growth Fund North American - State Street Large Cap Value Fund North American - INVESCO Mid Cap Growth Fund
                      North American - Neuberger Berman Mid Cap Value Fund North American - J.P. Morgan Small Cap Growth Fund North American - Small Cap Value Fund
                      North American - AG Socially Responsible Fund
                      North American - AG Core Bond Fund
                      North American - AG High Yield Bond Fund
                      North American - AG Strategic Bond Fund
                      North American - AG Conservative Growth Lifestyle Fund North American - AG Aggressive Growth Lifestyle Fund North American - AG Moderate Growth Lifestyle Fund North American - AG 2 Money Market Fund

            (c)   Certificate of Termination For:
                      (1) American General S&P 500 Index Fund (2)
                      (2) American General Mid Cap Index Fund (2)
                      (3) American General Small Cap Index Fund (2)

       2.   Bylaws (1)

       3.   Not Applicable

       4. (a) Investment Advisory Agreement between the Registrant and The Variable Annuity Life Insurance Company ("VALIC") (2)
            (b) Investment Sub-Advisory Agreements between VALIC and each of the following Sub-Advisers:
                     (1) American General International Growth Fund (3)
                     (2) American General Large Cap Growth Fund (3)
                     (3) American General Mid Cap Growth Fund (3)
                     (4) American General International Value Fund, American
                         General Balanced Fund and American General Domestic Bond Fund (3)
                     (5) American General Large Cap Value Fund (3)
                     (6) American General Mid Cap Value Fund (3)
                     (7) Fiduciary Management Associates, Inc. (3)
                     (8) American General High Yield Bond Fund, American General
                         Strategic Bond Fund and American General Core Bond Fund
                         (3)
                     (9) American General Investment Management, L.P. (3)
                    (10) Bankers Trust Company (4)
                    (11) Sub-Advisory Agreement between VALIC and INVESCO Funds
                         Group, Inc. dated September 28, 2000. Form of filed herewith.
            (c) Interim Investment Advisory Agreement between the Registrant and
                VALIC, dated August 29, 2001. Filed herewith.
            (d) Investment Sub-Advisory Agreements between Registrant and the following Sub-Advisers:
                     (1) American General Investment Management, L.P. dated
                         August 29, 2001. Form of filed herewith.
                     (2) Fiduciary Management Associates, Inc. dated August 29,
                         2001. Form of filed herewith.
                     (3) Goldman Sachs Asset Management dated August 29, 2001.
                         Form of filed herewith.
                     (4) INVESCO Funds Group, Inc. dated August 29, 2001. Form
                         of filed herewith.
                     (5) J.P. Morgan Investment Management, Inc. dated August
                         29, 2001. Form of filed herewith.
                     (6) Neuberger Berman Management, Inc. dated August 29,
                         2001. Form of filed herewith.
                     (7) SSgA Funds Management, Inc. dated August 29, 2001. Form of filed herewith.
                     (8) Thompson, Siegel & Walmsley, Inc. dated August 29,
                         2001. Form of filed herewith.

       5.   (a) Distribution Agreement between the Registrant and
                A.G. Distributors, Inc. (5)
            (b) Distribution and Service Agreement between the Registrant and
                The Variable Annuity Marketing Company dated August 29, 2001. Filed herewith.

       6.   Not Applicable

       7. (a) Custodian Contract between Registrant and State Street Bank and Trust Company (5)
            (b) Amendment to Custodian Contract dated October 18, 2000. Filed herewith.
            (c) Form of Securities Lending Authorization Agreement between
                Registrant and State Street Bank and Trust Company (2)

       8. (a) Transfer Agency and Service Agreement between Registrant and VALIC (5)
            (b) Amended and Restated Transfer Agency and Service Agreement
                between Registrant and VALIC dated October 17, 2000. Filed herewith.
            (c) Form of Data Access Services Agreement between Registrant and
                State Street Bank and Trust Company (2)
            (d) Accounting Services Agreement between Registrant and VALIC (5)
            (e) Amended and Restated Accounting Services Agreement between
                Registrant and VALIC dated April 1, 2001. Filed herewith.
            (f) Administrative Service Agreement between the Registrant and
                VALIC (5)

            (g) Shareholder Services Agreement between the Registrant and VALIC dated July 17, 2001. Filed herewith.
            (h) Administrative Services Agreement between the Registrant and
                SunAmerica Asset Management Corp. dated October 1, 2001. Filed herewith.

       9.   Opinion of Counsel.  Filed herewith.

      10.   Consent of Independent Auditors.  Filed herewith.

      11.   Not Applicable

      12.   Subscription Agreements (2)

      13.   Not Applicable

      14.   Not Applicable

      15.   Reserved

      16. (a) Code of Ethics - American General Investment Management, L.P. Filed herewith.
            (b) Code of Ethics - Fiduciary Management Associates, Inc. Filed
                herewith.
            (c) Code of Ethics - Goldman Sachs Asset Management. Filed herewith.
            (d) Code of Ethics - INVESCO Funds Group, Inc. Filed herewith.
            (e) Code of Ethics - J.P. Morgan Investment Management, Inc. Filed
                herewith.
            (f) Code of Ethics - Neuberger Berman Management, Inc. Filed
                herewith.
            (g) Code of Ethics - SSgA Funds Management, Inc. Filed herewith.
            (h) Code of Ethics - Thompson, Siegel & Walmsley, Inc. Filed
                herewith.

      17. (a) Powers of Attorney for Messrs. Hackerman, Lancaster, Paulsen, and Love. (1)
            (b) Powers of Attorney for Messrs. Ebner, Gonzales, Maupin and Ms.
                Craven. (2)
            (c) Powers of Attorney for Mr. Barrett and Ms. Kane. (5)
            (d) Powers of Attorney for Messrs. Condon, Devin, Harbeck and
                Lavery. Filed herewith.

      Footnotes:


      1. Incorporated herein by reference to the Registrant's Form N-1A registration statement filed with the Securities and Exchange Commission on July 6, 1998 (File Nos. 333-53589/811-08789, Accession No. 0000950129-98-002909).

      2. Incorporated herein by reference to the Registrant's Form N-1A registration statement filed with the Securities and Exchange Commission on September 2, 1998 (File Nos. 333-53589/811-08789, Accession No. 0000950129-98-003747).

      3. Incorporated herein by reference to the Registrant's Form N-SAR filed with the Securities and Exchange Commission on April 29, 1999 (File Nos. 333-53589/811-08789, Accession No. 0001062374-99-000009).

      4. Incorporated herein by reference to the Registrant's Form N-SAR filed with the Securities and Exchange Commission on October 29, 1999 (File Nos. 333-53589/811-08789, Accession No.
            0001062374-99-000019).

      5. Incorporated herein by reference to the Registrant's Form N-1A registration statement filed with the Securities and Exchange Commission on January 3, 2000 (File Nos. 333-53589/811-08789,
            Accession No. 0000950129-00-000021).

      6. Incorporated herein by reference to the Registrant's Form N-1A registration statement filed with the Securities and Exchange Commission on December 1, 2000 (File Nos. 333-53589/811-08789,
            Accession No. 0000950129-00-005815).

ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      No person is controlled by or under common control with the Registrant. All of the outstanding common stock of the Registrant is owned by VALIC, a Texas life insurance corporation, VALIC Separate Account A, a separate account of VALIC which is registered as a unit investment trust under the Investment Company Act of 1940 (File No. 811-3240/33-75292).

ITEM 25.    INDEMNIFICATION

      Incorporated herein by reference to Pre-Effective Amendment Number 2 to the Registrant's Form N-1A Registration Statement filed with the Securities and Exchange Commission on September 2, 1998 (File No. 333-53589/811-08789, Accession No. 0000950129-98-003747).

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

      See "About the Series Company Management" in Part A and "Investment Adviser" and "Investment Sub-Advisers" in the Statement of Additional Information regarding the businesses of VALIC and the Sub-advisers.

      Set out below is a list of each director and officer of VALIC indicating each other business, profession, vocation, or employment of a substantial nature in which each such person has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, partner, or trustee. Unless otherwise specified, the principal business address of VALIC is 2929 Allen Parkway, Houston, Texas 77019. See also the information set out under the caption "Trustees and Officers" in Part B of this Registration Statement, which is incorporated herein by reference to the extent applicable. Companies, other than VALIC, identified in the list below are American General Distributors, Inc. ("AG Distributors"), American General Annuity Insurance Company ("AGAIC") and American General Corporation ("AG Corporation").

NAME                               TITLE
John A. Graf                       Chairman, Director and Chief Executive Officer - VALIC & AGAIC; Senior Vice
                                   Chairman, Asset Accumulation - AG Corporation
Bruce R. Abrams                    Director - VALIC & AGAIC; President - AGAIC
Robert P. Condon                   Director - VALIC & AGAIC; President - VALIC
M. Kathleen Adamson                Director - VALIC & AGAIC; Executive Vice President, Operations Administration -
                                   VALIC & AGAIC
Michael J. Akers                   Director - VALIC & AGAIC; Senior Vice President and Chief Actuary - VALIC & AGAIC
Rebecca G. Campbell                Director - VALIC & AGAIC; Senior Vice President,  Human Resources - VALIC & AGAIC
Mary L. Cavanaugh                  Director, Executive Vice President, General Counsel and Secretary - VALIC &
                                   AGAIC; Deputy General Counsel and Assistant Secretary - AG Corporation
David W. Entrekin                  Director, Executive Vice President and Chief Financial Officer - VALIC & AGAIC;
                                   Executive Vice President, Strategic Development - AG Corporation
Lillian Caliman                    Senior Vice President, Information Technology - VALIC & AGAIC
Randall W. Epright                 Executive Vice President and Chief Information Officer - VALIC & AGAIC
John V. LaGrasse                   Executive Vice President, Technology - VALIC & AGAIC; Executive Vice President
                                   and Chief Technology Officer - AG Corporation
Jennifer D. Cobbs                  Executive Vice President, Marketing - VALIC
Richard L. Bailey                  Senior Vice President, Planning and Expense Management - VALIC & AGAIC
Jeff Carlson                       Senior Vice President, Systems - VALIC

NAME                               TITLE
Kenneth E. Coffey                  Senior Vice President and National Marketing Director - VALIC
David H. denBoer                   Senior Vice President and Chief Compliance Officer - VALIC & AGAIC
Sharla A. Jackson                  Senior Vice President, Customer Service (Amarillo) - VALIC & AGAIC
Stephen G. Kellison                Senior Vice President, Product Management - VALIC
Traci P. Langford                  Senior Vice President, Institutional Marketing - VALIC
Richard J. Lindsay                 Senior Vice President, Marketing - VALIC
Rosalia Nolon                      Senior Vice President, Institutional Services - VALIC
Thomas G. Norwood                  Senior Vice President, Broker/Dealer Operations - VALIC & AGAIC
Robert E. Steele                   Senior Vice President, Specialty Products - VALIC & AGAIC
J. Elizabeth Barton                Vice President - AGAIC
Leslie K. Bates                    Vice President - AGAIC
Mary C. Birmingham                 Vice President, Group Plan Services - VALIC
James D. Bonsall                   Vice President, Financial Systems - VALIC
Gregory S. Broer                   Vice President, Actuarial - VALIC & AGAIC
Richard A. Combs                   Vice President, Actuarial - VALIC & AGAIC
Neil J. Davidson.                  Vice President, Actuarial - VALIC & AGAIC
Donald L. Davis                    Vice President - AGAIC
Jill A. Etta                       Vice President, Variable Annuity Sales - VALIC & AGAIC
Terry B. Festervand                Vice President and Treasurer - VALIC & AGAIC
Daniel Fritz                       Vice President, Actuarial - VALIC & AGAIC
Michael D. Gifford                 Vice President, Case Development - VALIC
Joseph P. Girgenti                 Vice President, Sales Support - VALIC
Joan M. Keller                     Vice President, Client Service Processing - VALIC
Calvin King                        Vice President, North Houston Customer Care Center - VALIC
Jerry L. Livers                    Vice President, PPGA Sales - VALIC & AGAIC
Edward P. Millay                   Vice President and Controller - VALIC & AGAIC
Cindy Moore                        Vice President, Budget and Expense Management - VALIC & AGAIC
Rembert R. Owen, Jr.               Vice President and Assistant Secretary - VALIC & AGAIC
Michele Hansen Powers              Vice President, Implementation - VALIC
Keith Schlosser                    Vice President, Sales Executive Administration - VALIC
Richard W. Scott                   Vice President and Chief Investment Officer - VALIC & AGAIC
Gary N. See                        Vice President, Group Actuarial - VALIC & AGAIC
Nancy K. Shumbera                  Vice President, Business Solutions Development - VALIC & AGAIC
Brenda Simmons                     Vice President, Client Contribution Services - VALIC
Paula F. Snyder                    Vice President, AGRS Marketing Communications - VALIC & AGAIC
James P. Steele                    Vice President, Specialty Products - VALIC & AGAIC
Kenneth R. Story                   Vice President, Information Technology - AGAIC
Krien Verberkmoes                  Vice President, Sales Compliance - VALIC & AGAIC
William A. Wilson                  Vice President, Government Affairs - VALIC & AGAIC
William Fish                       Investment Officer - VALIC & AGAIC
Roger E. Hahn                      Investment Officer - VALIC & AGAIC
Gordon S. Massie                   Investment Officer - VALIC & AGAIC
Richard Mercante                   Investment Officer - VALIC & AGAIC
Alan Nussenblatt                   Investment Officer - VALIC & AGAIC
Jim Ramsey                         Investment Officer - VALIC & AGAIC
Scott Richland                     Investment Officer - VALIC & AGAIC
Sam Tillinghast                    Investment Officer - VALIC & AGAIC
Craig R. Mitchell                  Investment Officer - VALIC & AGAIC
W. Lary Mask                       Real Estate Investment Officer and Assistant Secretary - VALIC & AGAIC; Vice
                                   President, Real Estate Management - AG Corporation
D. Lynne Walters                   Tax Officer - VALIC & AGAIC; Senior Vice President, Taxes - AG Corporation
Kurt Bernlohr                      Assistant Secretary - VALIC & AGAIC
Tracey E. Harris                   Assistant Secretary - VALIC & AGAIC
Christine W. McGinnis              Assistant Secretary - VALIC & AGAIC

NAME                               TITLE
Connie E. Pritchett                Assistant Secretary - VALIC & AGAIC
Frederick J. Sdao                  Assistant Secretary - VALIC & AGAIC
Daniel R. Cricks                   Assistant Tax Officer - VALIC & AGAIC
Bonnie Finley                      Assistant Treasurer - VALIC & AGAIC
Paul Hoepfl                        Assistant Treasurer - VALIC & AGAIC
Louis McNeal                       Assistant Treasurer - VALIC & AGAIC
Kristy L. McWilliams               Assistant Treasurer - VALIC & AGAIC
William H. Murray                  Assistant Treasurer - VALIC & AGAIC
Linda Pinney                       Assistant Treasurer - VALIC & AGAIC
Tara S. Rock                       Assistant Treasurer - VALIC & AGAIC
Carolyn Roller                     Assistant Treasurer - VALIC & AGAIC
Diana Smirl                        Assistant Treasurer - VALIC & AGAIC
Marylyn S. Zlotnick                Assistant Controller - VALIC & AGAIC
Dori A. Artis                      Administrative Officer - AGAIC
Robert A. Demchak                  Administrative Officer - VALIC & AGAIC
Robin F. Farris                    Administrative Officer - VALIC
Ted D. Hennis                      Administrative Officer - VALIC & AGAIC
William R. Keller, Jr              Administrative Officer - VALIC
Fred M. Lowery                     Administrative Officer - VALIC
Michael E. Mead                    Administrative Officer - VALIC & AGAIC
Kathryn T. Smith                   Administrative Officer - VALIC

ITEM 27.  PRINCIPAL UNDERWRITERS

         (a) The Variable Annuity Marketing Company ("VAMCO") (the "Distributor") acts as distributor and principal underwriter of the Registrant and as principal underwriter for VALIC Separate Account A, North American Variable Product Series I and North American Variable Product Series II. The principal business address for all the officers and directors shown below is 2929 Allen Parkway, Houston, TX 77019.

         (b) The following information is furnished with respect to each officer and director of the Distributor.

NAME AND PRINCIPAL                       POSITIONS AND OFFICES                  POSITIONS AND OFFICES
BUSINESS ADDRESS                         WITH DISTRIBUTOR                       WITH THE REGISTRANT
Robert P. Condon                         Director, Chairman of the              None
                                         Board, Chief Executive Officer and
                                         President
Mary L. Cavanaugh                        Director and Secretary                 None
David H. denBoer                         Director, Senior Vice President and    None
                                         Chief Compliance Officer
Jennifer D. Cobbs                        Executive Vice President, Marketing    None
Steven P. Boero                          Senior Vice President                  None
Thomas N. Lange                          Senior Vice President                  None
Edward Baum                              Vice President                         None
Edward K. Boero                          Vice President                         None
Joe H. Connell                           Vice President                         None
Jay Jorgensen                            Vice President                         None
Richard J. Lindsay                       Vice President, Marketing              None
                                         Administration
David R. Lyle                            Vice President                         None
John R. Mactavish                        Vice President                         None
Joe C. Osborne                           Vice President                         None
Keith A. Poch                            Vice President                         None

Fred L. Roberts                          Vice President                         None
Ron Sanchies                             Vice President                         None
Paula K. Snyder                          Vice President, Marketing              None
                                         Communications
Donald R. Van Putten                     Vice President                         None
Krien Verberkmoes                        Vice President, Sales Practices;       None
                                         Chief Financial/Operations Officer
                                         and Treasurer
Donna M. Zucchi                          Vice President                         None
Robyn Galerston                          Assistant Vice President, Sales        None
                                         Literature Review
Kurt W. Bernlohr                         Assistant Secretary                    None
Tracey E. Harris                         Assistant Secretary                    None
D. Lynne Walters                         Tax Officer                            None
Dennis Cohen                             Assistant  Tax Officer                 None
Terry B. Festervand                      Assistant Treasurer                    None
Tara S. Rock                             Assistant Treasurer                    None

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, North American Funds Variable Product Series II, certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and State of Texas, on the 18th day of December, 2001.

North American Funds Variable Product Series II

By /s/ Nori L. Gabert
   -------------------
Nori L. Gabert, Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                                      TITLE                                       DATE
           *                                   Trustee                                     December 18, 2001
------------------------
Robert P. Condon

           *                                   Trustee                                     December 18, 2001
------------------------
Judith L. Craven

           *                                   Trustee                                     December 18, 2001
------------------------
William F. Devin

           *                                   Trustee                                     December 18, 2001
------------------------
Timothy J. Ebner

         *                                     Trustee                                     December 18, 2001
------------------------
Gustavo E. Gonzales, Jr.

         *                                     Trustee                                     December 18, 2001
------------------------
Norman Hackerman

         *                                     Trustee                                     December 18, 2001
------------------------
Peter A. Harbeck

         *                                     Trustee                                     December 18, 2001
------------------------
John W. Lancaster

         *                                     Trustee                                     December 18, 2001
------------------------
Kenneth J. Lavery

         *                                     Trustee                                     December 18, 2001
------------------------
Ben H. Love

         *                                     Trustee                                     December 18, 2001
------------------------
John E. Maupin, Jr.

         *                                     Trustee                                     December 18, 2001
------------------------
F. Robert Paulsen

* By: /s/ NORI L. GABERT
------------------------
Nori L. Gabert
Attorney-in-Fact

                 NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II

                                  Exhibit Index


4. (b)(11)  Sub Advisory Agreement between VALIC and INVESCO Funds Group, Inc.
            dated September 28, 2000.

4. (c) Form of Interim Investment Advisory Agreement between the Registrant and VALIC dated August 29, 2001.

4. (d)(1)   Form of Investment Sub-Advisory Agreement between the Registrant and
            American General Investment Management, L.P. dated August 29, 2001.

4. (d)(2)   Form of Investment Sub-Advisory Agreement between the Registrant and
            Fiduciary Management Associates, Inc. dated August 29, 2001.

4. (d)(3)   Form of Investment Sub-Advisory Agreement between the Registrant and
            Goldman Sachs Asset Management dated August 29, 2001.

4. (d)(4)   Form of Investment Sub-Advisory Agreement between the Registrant and
            INVESCO Funds Group, Inc. dated August 29, 2001.

4. (d)(5)   Form of Investment Sub-Advisory Agreement between the Registrant and
            J.P. Morgan Investment Management, Inc. dated August 29, 2001.

4. (d)(6)   Form of Investment Sub-Advisory Agreement between the Registrant and
            Neuberger Berman Management, Inc. dated August 29, 2001.

4. (d)(7)   Form of Investment Sub-Advisory Agreement between the Registrant and
            SSgA Funds Management, Inc. dated August 29, 2001.

4. (d)(8)   Form of Investment Sub-Advisory Agreement between the Registrant and
            Thompson, Siegel & Walmsley, Inc. dated August 29, 2001.

5. (b) Distribution and Service Agreement between the Registrant and The Variable Annuity Marketing Company dated August 29, 2001.

7. (b)      Amendment to Custodian Contract dated October 18, 2000.

8. (b) Amended and Restated Transfer Agency and Service Agreement between the Registrant and VALIC dated October 17, 2001.

8. (e) Amended and Restated Accounting Services Agreement between Registrant and VALIC dated April 1, 2001.

8. (g) Shareholder Services Agreement between the Registrant and VALIC dated July 17, 2001.

8. (h) Administrative Services Agreement between the Registrant and SunAmerica Asset Management Corp. dated October 1, 2001.

9.          Opinion of Counsel.

10.         Consent of Independent Auditors.

16. (a)     Code of Ethics - American General Investment Management, L.P.

16. (b)     Code of Ethics - Fiduciary Management Associates, Inc.

16. (c)     Code of Ethics - Goldman Sachs Asset Management.

16. (d)     Code of Ethics - INVESCO Funds Group, Inc.

16. (e)     Code of Ethics - J.P. Morgan Investment Management, Inc.

16. (f)     Code of Ethics - Neuberger Berman Management, Inc.

16. (g)     Code of Ethics - SSgA Funds Management, Inc.

16. (h)     Code of Ethics - Thompson, Siegel & Walmsley, Inc.

17. (d)     Powers of Attorney for Messrs. Condon, Devin, Harbeck and Lavery.


                                       2